UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2007

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.   REPORTS TO STOCKHOLDERS.


                          [BACKGROUND GRAPHIC OMITTED]


                                                CNI CHARTER FUNDS [LOGO OMITTED]




Investment Manager:
CITY NATIONAL ASSET MANAGEMENT, INC.



Semi-Annual Report

March 31, 2007





Large Cap Value Equity Fund

Large Cap Growth Equity Fund

RCB Small Cap Value Fund

Technology Growth Fund

Corporate Bond Fund

Government Bond Fund

California Tax Exempt Bond Fund

High Yield Bond Fund

Prime Money Market Fund

Government Money Market Fund

California Tax Exempt Money Market Fund

This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Funds. This report is not authorized for distribution to prospective investors in the CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.


Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

            CNI Charter Funds Semi-Annual Report


          2   Letter to Our Shareholders
          4   Equity Funds Investment Adviser's Report
          5   Fixed Income Funds Investment Adviser's Report
          6   Schedules of Investments
         44   Statements of Assets & Liabilities
         47   Statements of Operations
         50   Statements of Changes in Net Assets
         54   Financial Highlights
         57   Notes to Financial Statements
         64   Disclosure of Fund Expenses
         66   Proxy Voting Results
         67   Approval of Investment Advisory Agreements

--------------------------------------------------------------------------------

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q is also available on the Fund's website at www.cnicharterfunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds' portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds' website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

                           CNI CHARTER FUNDS | PAGE 1
letter to our shareholders
MARCH 31, 2007

--------------------------------------------------------------------------------

We are pleased to provide you with the CNI Charter Funds Semi-Annual Report for the six months ended March 31, 2007, a period in which the global economic recovery of the last five years evidenced signs of slowing. Despite this deceleration however, the financial markets continued to produce solid gains for most shareholders.

The underlying investment philosophy of CNI Charter Funds is to pursue the long-term goals and objectives specified for each of the Funds without being swayed by short-term trends and fads. All Funds are managed with an active yet disciplined style that seeks to achieve competitive rates of return consistent with their respective, prescribed risk parameters. City National Asset Management, Inc., as Investment Manager to the Funds, utilizes in-depth research that takes advantage of the most advanced investment technology, fundamental valuation, and quantitative tools to determine the most attractive sectors and securities within each Fund's area of concentration. This approach has served shareholders well overall during the complex economic, financial, and geopolitical environment we encountered in the six months ended March 31, 2007.


SIX-MONTH MARKET WATCH:
OCTOBER 2006 - MARCH 2007

The six months ended March 31, 2007 produced strong gains in most equity markets, both domestically and internationally. Small capitalization stocks continued to outperform larger capitalization issues during the first half of this period, but lagged during the last three months. (Please refer to table that follows.) Fixed income securities, as measured by the Lehman Aggregate and Citigroup High Yield Indices also showed healthy, albeit single digit, gains for the period overall.


--------------------------------------------------------------------------------
Six-Month                                                         October 2006 -
Index Watch:                                                        March 2007

EQUITIES:
---------
S&P 500 Stock Index.............................................      + 7.4%
Dow Jones Industrials...........................................      + 7.0%
NASDAQ..........................................................      + 7.6%
Russell 2000 Value Index........................................      +10.6%
MSCI EAFE Index.................................................      +14.9%

BONDS:
------
Lehman Aggregate Bond Index.....................................      + 2.8%
Citigroup High Yield Index......................................      + 6.9%

--------------------------------------------------------------------------------
The economic recovery began to show signs of slowing and the consensus now expects to see a continuation of the deceleration throughout the rest of this year. Corporate profit growth, in particular, is expected to slow significantly this year, down to a rate of 5% - 7% relative to last year's torrid 18% growth pace. On the plus side -- inflation is widely expected to slow to 2% this coming year.

The Federal Open Market Committee made several subtle, but important changes in the text of its monthly statements leading the market to increase the probability of rate decreases down the road. Apparently economic growth, or the lack thereof, has now become equal in priority to the goal inflation containment, in the eyes of the Fed.

The major foreign economies (and their associated equity markets) have continued to be the real stars over the last six months, highlighting once again the wisdom of international diversification.

Interest rates remained fairly steady throughout this six-month period despite all of the intervening economic and geopolitical turmoil. The U.S. Treasury yield curve remains inverted leading many to keep the bulk of their fixed income investments shorter-term, and therefore higher yielding, at least for now.

The U.S. Dollar continued to post marginal losses against most major foreign currencies due to a combination of a large Federal Budget deficit, a large


                           CNI CHARTER FUNDS | PAGE 2

--------------------------------------------------------------------------------

and growing trade deficit, unfavorable interest rate differentials, and slowing economic growth.


SIX-MONTH WATCH: CNI CHARTER
FUNDS PERFORMANCE

(ALL RETURNS LISTED BELOW ARE FOR INSTITUTIONAL CLASS SHARES)

By adhering to our basic investment discipline and maintaining the appropriate amount of risk control in the various portfolios, the Funds continue to provide returns that are competitive in their respective investment arenas.

All of the equity-oriented Funds showed strong returns during the six-month period. Leading the pack was the 16.6% gain in the RCB SMALL CAP VALUE FUND. Following close behind was the 9.7% return to the LARGE CAP VALUE EQUITY FUND. The LARGE CAP GROWTH EQUITY FUND rose 5.5%, while the TECHNOLOGY GROWTH FUND gained 4.9% during the six-month period.

Returns to the four bond-oriented Funds were mixed with the HIGH YIELD BOND FUND leading the group with a 6.5% gain for the period. The GOVERNMENT BOND FUND returned 2.6%, the CORPORATE BOND FUND returned 2.5%, and the CALIFORNIA TAX EXEMPT BOND FUND followed closely with a 1.1% gain for the six-month period.

Lastly, all three Money Market Funds continued to turn in competitive yields for the six months ending March 31, 2007. Both the PRIME MONEY MARKET and the GOVERNMENT MONEY MARKET FUNDS gained 2.4% during the previous six-months, comparable to longer-term bond portfolios. The CALIFORNIA TAX EXEMPT MONEY MARKET FUND rose 1.5%.

The following pages contain important information and details on the assets and financial condition of the Funds. Please read them carefully and if you have any questions about this report or CNI Charter Funds, please call your investment professional or contact us at (888) 889-0799.

Thank you for choosing CNI Charter Funds.

   Sincerely,

   /s/ Richard A. Weiss

   Richard A. Weiss
   PRESIDENT
   CITY NATIONAL ASSET MANAGEMENT, INC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CERTAIN SHAREHOLDERS MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX (AMT). FEDERAL INCOME TAX RULES APPLY TO ANY CAPITAL GAIN DISTRIBUTIONS.

FUND EXPENSES HAVE BEEN WAIVED DURING THE PERIOD ON WHICH THE PERFORMANCE IS BASED. WITHOUT WAIVERS, PERFORMANCE WOULD BE LOWER.

THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. INVESTING IN MUTUAL FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. IN ADDITIONAL TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY, AND PRODUCTS OF COMPANIES IN WHICH TECHNOLOGY FUNDS INVEST MAY BE SUBJECT TO SEVERE COMPETITION AND RAPID OBSOLESCENCE. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
              *NOT FDIC INSURED *NO BANK GUARANTEE *MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             AHA Investment Funds, a series of the CNI Charter Funds
--------------------------------------------------------------------------------

Endorsed by the American Hospital Association, the five AHA Investment Funds encourage healthy behavior by having guidelines that prohibit investment in any tobacco-related securities.

The five AHA Funds in the CNI Charter Fund family are:

  []  AHA Limited Maturity Fixed Income Fund     []  AHA Diversified Equity Fund
  []  AHA Full Maturity Fixed Income Fund        []  AHA Socially Responsible Equity Fund
  []  AHA Balanced Fund

These Funds together with the other eleven CNI Charter Funds provide an unwavering commitment to client satisfaction and quality investments that help successful individuals, families and businesses achieve their financial goals.

For more information about the CNI Charter Funds (including the AHA Investment Funds) visit www.cnicharterfunds.com.


                           CNI CHARTER FUNDS | PAGE 3
investment adviser's report
MARCH 31, 2007

--------------------------------------------------------------------------------

EQUITY FUNDS

The equity market, as measured by the S&P 500, returned 7.4% over the six months ending March 31, 2007. Investors experienced a smooth and orderly increase in equity prices over most of this time period. Prices dropped in late February and into early March due to a sharp decline in the Chinese equity market. This brief bearish period soon dissipated and the market proceeded higher as the first quarter of 2007 came to a close.

During this time period, mid and small cap stocks outperformed large with returns of 13.2% and 11.3%, respectively (as measured by the S&P MidCap 400 and S&P SmallCap 600.) In general, value indices outperformed growth indices with the S&P MidCap 400/Citigroup Value index gaining 14.0%. In general, value indices outperformed growth indices.

All of the CNI Charter equity funds produced positive returns over this six month period. ALL RETURNS FOR CNI CHARTER FUNDS STATED BELOW ARE FOR INSTITUTIONAL CLASS SHARES:

     o The RCB SMALL CAP VALUE FUND returned 16.6%. This performance beat the Russell 2000 Value Index return of 10.6% and the Lipper Small Cap Value Funds Classification of 11.3%.

     o The LARGE CAP VALUE EQUITY FUND returned 9.7%. This performance beat the S&P 500/Citigroup Value Index return of 9.2% and the Lipper Large Cap Value Funds Classification return of 7.9%.

     o The LARGE CAP GROWTH EQUITY FUND returned 5.5%. This performance essentially met the S&P 500/Citigroup Growth Index return of 5.6% but lagged the Lipper Large Cap Growth Funds Classification return of 6.4%.

     o The TECHNOLOGY GROWTH FUND returned 4.9%. This performance trailed the Russell 3000 Technology Index return of 5.2% and the Lipper Science & Technology Funds Objective return of 7.2%. All shares of the Technology Growth Fund have been transferred into shares of the Large Cap Growth Fund on April 16, 2007.

LOOKING FORWARD

The economy is expected to continue slowing, but not contract. The Federal Reserve Bank, ("Fed") has kept short-term rates constant since last raising them back in June 2006. Most expect the Fed to eventually lower rates as inflation has declined from 2006 levels and economic growth becomes more of a concern. Overall, the equity "bull" market continues from its March 2003 lows. Earnings yields on equities remain attractive relative to fixed income securities. There appears to be a good deal of support in the market as more and more public companies are being purchased by private equity firms. Corporate earnings will be watched closely as companies navigate the slowing economy.

The CNI Charter Equity Funds continue to provide a disciplined investment approach with the constant goal of achieving superior investment results.


Sincerely,

/s/ Brian L. Garbe

Brian L. Garbe
DIRECTOR OF RESEARCH


                           CNI CHARTER FUNDS | PAGE 4
investment adviser's report
MARCH 31, 2007

--------------------------------------------------------------------------------

FIXED INCOME FUNDS

Interest rates were nearly unchanged in the six-month period ending March 31, 2007 as investors mulled over the direction the economy will take in the coming quarters. The U.S. economy continued to show signs of further deceleration as the second quarter began to unfold. First-quarter GDP estimates point to slower growth and economists continue to shave their projections. The consensus forecast for annualized GDP growth for the first quarter is now below 2%, down from earlier estimates and well below the 2006 rate of 3.3%. Increases in sub-prime mortgage defaults and foreclosures threatened to delay the housing sector's recovery, raising the prospects of a prolonged economic slowdown. We are not expecting a recession, but we do expect GDP growth to slow below trend (under a 2.5%-3.5% annual rate.)

At March's FOMC meeting, the Federal Reserve Bank ("Fed") dropped its previous "firming" language and moved to a DE FACTO neutral policy stance. This raised the threshold in terms of what it would take to get the Fed to resume the tightening campaign that the central bank halted last June with overnight borrowing rates at 5.25%. The Fed's new stance also gave it more flexibility and opened the door for a possible rate reduction if the economy slows further and/or core inflation recedes in coming months.

STRATEGIC OUTLOOK FOR BOND FUNDS

In light of the decelerating economic landscape and a higher probability of a Fed ease in rates later in the year, we have been extending our average maturities to our investment grade bond funds to protect against future reinvestment risk.

Strategically, in the CORPORATE BOND FUND, we've increased our exposure to the intermediate maturity area as we extended our average maturity of the Fund. We are maintaining a higher average quality posture than the Lehman Intermediate Corporate Index in this decelerating economy.

The GOVERNMENT BOND FUND continues to benefit from attractive yields offered by agency securities versus Treasuries. We are utilizing U.S. Government Agency issue mortgages to capture higher yields without taking on credit risk.

The CALIFORNIA TAX EXEMPT BOND FUND, similar to our taxable funds, maintains a slightly longer maturity profile than its benchmark while keeping credit quality high. This positioning should continue to be rewarded, given the demand for California municipal bond paper and the possibility of reinvestment risk as rates decline in the coming quarters.

Even though this economic expansion cycle is decelerating, the HIGH YIELD BOND FUND continued to benefit from historically narrow yield spreads. This fund retains its strategic posture of excellent sector allocation as well as a quality bias versus its competitors.

STRATEGIC OUTLOOK FOR MONEY MARKET FUNDS

Our outlook for our investment grade strategies will be to further extend our average maturities on market weakness if the economic picture continues to soften and inflation does not rise from current levels.


Sincerely,

/s/ Rodney J. Olea

Rodney J. Olea

DIRECTOR OF FIXED INCOME
CITY NATIONAL ASSET MANAGEMENT, INC.


                           CNI CHARTER FUNDS | PAGE 5
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND


[Bar Graph Omitted]
Percentages are as follows:

SECTOR WEIGHTINGS*:

31.7% Financials
11.8% Industrials
 9.5% Information Technology
 9.3% Consumer Discretionary
 7.0% Telecommunication
 6.7% Healthcare
 6.3% Energy
 6.2% Utilities
 4.9% Consumer Staples
 4.2% Materials
 2.4% Short-Term Investments

*Percentages based on total investments.

-----------------------------------------------------------------
DESCRIPTION                            SHARES    VALUE (000)
-----------------------------------------------------------------
COMMON STOCK [97.9%]
     AEROSPACE & DEFENSE [4.3%]
     Goodrich                          16,400       $    844
     Honeywell International           21,200            977
     Lockheed Martin                   13,000          1,261
     Northrop Grumman                  17,000          1,262
     Raytheon                          15,200            797
     ------------------------------------------------------------
     TOTAL AEROSPACE & DEFENSE                         5,141
     ============================================================

     AIR FREIGHT & LOGISTICS [0.6%]
     FedEx                              6,800            730
     ============================================================

     BEVERAGES [2.0%]
     Coca-Cola                         27,100          1,301
     Coca-Cola Enterprises             32,100            650
     Molson Coors Brewing, Cl B         4,500            426
     ------------------------------------------------------------
     TOTAL BEVERAGES                                   2,377
     ============================================================

     CAPITAL MARKETS [6.0%]
     Bank of New York                  11,600            470
     Goldman Sachs Group               11,200          2,314
     Lehman Brothers Holdings          15,000          1,051
     Merrill Lynch                      5,200            425
     Morgan Stanley                    27,000          2,127
     State Street                      11,200            725
     ------------------------------------------------------------
     TOTAL CAPITAL MARKETS                             7,112
     ============================================================

     CHEMICAL [2.6%]
     Dow Chemical                      36,000          1,651


DESCRIPTION                            SHARES    VALUE (000)
-----------------------------------------------------------------
     PPG Industries                    14,000       $    984
     Rohm & Haas                        8,600            445
     ------------------------------------------------------------
     TOTAL CHEMICAL                                    3,080
     ============================================================

     COMMERCIAL BANKS [7.4%]
     BB&T                              14,500            595
     Keycorp                           10,400            390
     PNC Financial Services Group      14,300          1,029
     SunTrust Banks                     6,300            523
     US Bancorp                        48,000          1,679
     Wachovia                          30,700          1,690
     Wells Fargo                       84,960          2,925
     ------------------------------------------------------------
     TOTAL COMMERCIAL BANKS                            8,831
     ============================================================

     COMMERCIAL SERVICES & SUPPLIES [0.3%]
     Waste Management                  11,600            399
     ============================================================

     COMMUNICATIONS EQUIPMENT [1.3%]
     Motorola                          64,300          1,136
     Qualcomm                           9,800            418
     ------------------------------------------------------------
     TOTAL COMMUNICATIONS EQUIPMENT                    1,554
     ============================================================

     COMPUTERS & PERIPHERALS [4.5%]
     Apple Computer*                    7,300            678
     Hewlett-Packard                   68,700          2,758
     IBM                               19,900          1,876
     ------------------------------------------------------------
     TOTAL COMPUTERS & PERIPHERALS                     5,312
     ============================================================

     CONSUMER FINANCE [0.5%]
     Capital One Financial              8,300            626
     ============================================================

     DIVERSIFIED FINANCIAL SERVICES [6.8%]
     Bank of America                   75,896          3,872
     CIT Group                         14,500            768
     Citigroup                         67,786          3,480
     ------------------------------------------------------------
     TOTAL DIVERSIFIED FINANCIAL SERVICES              8,120
     ============================================================

     DIVERSIFIED TELECOMMUNICATION SERVICES [6.0%]
     AT&T                             108,117          4,263
     Verizon Communications            77,109          2,924
     ------------------------------------------------------------
     TOTAL DIVERSIFIED TELECOMMUNICATION
       SERVICES                                        7,187
     ============================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 6
schedule of investments
MARCH 31, 2007 (UNAUDITED)

     ---------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONTINUED)

DESCRIPTION                            SHARES    VALUE (000)
     ------------------------------------------------------------
     ELECTRIC UTILITIES [3.4%]
     Edison International              13,900       $    683
     Entergy                            3,500            367
     FirstEnergy                       15,700          1,040
     FPL Group                         17,300          1,058
     PPL                               22,700            929
     ------------------------------------------------------------
     TOTAL ELECTRIC UTILITIES                          4,077
     ============================================================

     FOOD & STAPLES RETAILING [1.7%]
     Costco Wholesale                  16,200            872
     Kroger                            19,300            545
     Safeway                           16,000            587
     ------------------------------------------------------------
     TOTAL FOOD & STAPLES RETAILING                    2,004
     ============================================================

     FOOD PRODUCTS [0.9%]
     Archer-Daniels-Midland            15,900            583
     Tyson Foods                       22,000            427
     ------------------------------------------------------------
     TOTAL FOOD PRODUCTS                               1,010
     ============================================================

     HEALTH CARE PROVIDERS & SERVICES [2.3%]
     Aetna                             22,100            968
     Cigna                              4,500            642
     Health Management Associates,
       Cl A                            27,000            293
     McKesson                          14,400            843
     ------------------------------------------------------------
     TOTAL HEALTH CARE PROVIDERS & SERVICES            2,746
     ============================================================

     HOTELS RESTAURANTS & LEISURE [0.7%]
     Starwood Hotels & Resorts
       Worldwide                       13,000            843
     ============================================================

     HOUSEHOLD DURABLES [0.6%]
     Whirlpool                          8,700            739
     ============================================================

     INDEPENDENT POWER PRODUCER/ENERGY TRADER [1.0%]
     Constellation Energy Group        13,400          1,165
     ============================================================

     INDUSTRIAL CONGLOMERATES [3.1%]
     General Electric                  47,500          1,680
     Tyco International                61,600          1,943
     ------------------------------------------------------------
     TOTAL INDUSTRIAL CONGLOMERATES                    3,623
     ============================================================


DESCRIPTION                            SHARES    VALUE (000)
     ------------------------------------------------------------
     INSURANCE [7.7%]
     ACE                               17,800       $  1,016
     Aflac                             18,800            885
     American International Group      29,100          1,956
     Chubb                             27,100          1,400
     Hartford Financial Services
       Group                           12,300          1,176
     Metlife                           17,100          1,080
     Progressive                       33,500            731
     Prudential Financial               9,700            875
     ------------------------------------------------------------
     TOTAL INSURANCE                                   9,119
     ============================================================

     INSURANCE [1.2%]
     Travelers                         27,000          1,398
     ============================================================

     IT SERVICES [0.9%]
     Electronic Data Systems           39,900          1,104
     ============================================================

     LEISURE EQUIPMENT & PRODUCTS [0.4%]
     Mattel                            18,500            510
     ============================================================

     LIFE SCIENCES TOOLS & SERVICES [0.5%]
     PerkinElmer                       23,700            574
     ============================================================

     MACHINERY [1.4%]
     Caterpillar                       18,600          1,247
     Illinois Tool Works                7,000            361
     ------------------------------------------------------------
     TOTAL MACHINERY                                   1,608
     ============================================================

     MEDIA [4.8%]
     CBS, Cl B                         25,750            788
     Comcast, Cl A*                    52,200          1,354
     News Corp., Cl A                  25,000            578
     Time Warner                       65,300          1,288
     Walt Disney                       47,900          1,649
     ------------------------------------------------------------
     TOTAL MEDIA                                       5,657
     ============================================================

     METALS & MINING [0.9%]
     Alcoa                             31,300          1,061
     ============================================================

     MULTI-UTILITIES & UNREGULATED POWER [1.8%]
     Dominion Resources                 4,900            435
     PG&E                              19,600            946
     Sempra Energy                     12,600            769
     ------------------------------------------------------------
     TOTAL MULTI-UTILITIES & UNREGULATED POWER         2,150
     ============================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 7
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONCLUDED)

DESCRIPTION                            SHARES    VALUE (000)
-----------------------------------------------------------------

     MULTILINE RETAIL [1.9%]
     Federated Department Stores       23,400       $  1,054
     JC Penney                          8,000            657
     Target                             9,000            534
     ------------------------------------------------------------
     TOTAL MULTILINE RETAIL                            2,245
     ============================================================

     OFFICE ELECTRONICS [0.6%]
     Xerox*                            43,500            735
     ============================================================

     OIL & GAS [6.3%]
     Chevron                           26,140          1,933
     ConocoPhillips                    28,280          1,933
     Exxon Mobil                       13,100            988
     Marathon Oil                      14,800          1,463
     Occidental Petroleum              24,400          1,203
     ------------------------------------------------------------
     TOTAL OIL & GAS                                   7,520
     ============================================================

     PAPER & FOREST PRODUCTS [0.8%]
     International Paper               24,500            892
     ============================================================

     PERSONAL PRODUCTS [0.4%]
     Alberto-Culver                    20,000            458
     ============================================================

     PHARMACEUTICALS [3.9%]
     Abbott Laboratories               16,000            893
     Bristol-Myers Squibb              66,400          1,843
     Merck                             22,000            972
     Pfizer                            37,000            934
     ------------------------------------------------------------
     TOTAL PHARMACEUTICALS                             4,642
     ============================================================

     ROAD & RAIL [2.2%]
     CSX                               31,400          1,257
     Norfolk Southern                  17,800            901
     Ryder System                       9,300            459
     ------------------------------------------------------------
     TOTAL ROAD & RAIL                                 2,617
     ============================================================

     SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT [2.2%]
     Analog Devices                    17,000            586
     Applied Materials                 15,000            275
     Micron Technology                 20,000            242
     Texas Instruments                 50,000          1,505
     ------------------------------------------------------------
     TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT    2,608
     ============================================================


DESCRIPTION                            SHARES    VALUE (000)
     ------------------------------------------------------------

     SPECIALTY RETAIL [0.9%]
     Best Buy                           5,700       $    278
     Gap                               20,000            344
     Officemax                          8,500            448
     ------------------------------------------------------------
     TOTAL SPECIALTY RETAIL                            1,070
     ============================================================

     THRIFTS & MORTGAGE FINANCE [2.2%]
     Fannie Mae                        27,900          1,523
     Washington Mutual                 26,200          1,058
     ------------------------------------------------------------
     TOTAL THRIFTS & MORTGAGE FINANCE                  2,581
     ============================================================

     WIRELESS TELECOMMUNICATION SERVICES [0.9%]
     Alltel                            10,600            657
     Sprint-Nextel                     24,300            461
     ------------------------------------------------------------
     TOTAL WIRELESS TELECOMMUNICATION SERVICES         1,118
     ============================================================


         TOTAL COMMON STOCK
           (Cost $93,362)                            116,343
         ========================================================

CASH EQUIVALENTS [2.4%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I, 5.22%**                2,124,740          2,125
     SEI Daily Income Trust,
       Prime Obligation Fund,
       Cl A, 5.33%**                  773,457            773
     ------------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $2,898)                               2,898
         ========================================================


         TOTAL INVESTMENTS [100.3%]
           (Cost $96,260)                           $119,241
         ========================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $118,930 ($ THOUSANDS).
* NON-INCOME PRODUCING SECURITY
** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.
CL -- CLASS


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 8
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND



[Bar Graph Omitted]
Percentages are as follows:

SECTOR WEIGHTINGS*:

20.1% Information Technology
16.6% Healthcare
14.6% Consumer Staples
13.5% Energy
11.1% Consumer Discretionary
 9.6% Financials
 9.3% Industrial
 2.2% Short-Term Investments
 1.9% Materials
 1.1% Utilities

* Percentages based on total investments.

-----------------------------------------------------------------
DESCRIPTION                            SHARES    VALUE (000)
-----------------------------------------------------------------
COMMON STOCK [98.1%]
     AEROSPACE & DEFENSE [2.0%]
     Boeing                             3,300        $   293
     Honeywell International           11,000            507
     L-3 Communications Holdings        2,500            219
     ------------------------------------------------------------
     TOTAL AEROSPACE & DEFENSE                         1,019
     ============================================================

     AIR FREIGHT & LOGISTICS [0.8%]
     United Parcel Service, Cl B        5,700            400
     ============================================================

     BEVERAGES [3.3%]
     Coca-Cola                          9,800            470
     Pepsi Bottling Group               9,400            300
     PepsiCo                           14,500            922
     ------------------------------------------------------------
     TOTAL BEVERAGES                                   1,692
     ============================================================

     BIOTECHNOLOGY [4.5%]
     Amgen*                            14,300            799
     Biogen Idec*                       3,700            164
     Genzyme-General Division*          6,500            390
     Gilead Sciences*                  12,700            972
     ------------------------------------------------------------
     TOTAL BIOTECHNOLOGY                               2,325
     ============================================================

     CAPITAL MARKETS [3.9%]
     Franklin Resources                 2,100            254
     Goldman Sachs Group                2,600            537
     Lehman Brothers Holdings           4,800            336
     Merrill Lynch                      2,600            213
     State Street                       5,400            350
     T Rowe Price Group                 7,000            330
     ------------------------------------------------------------
     TOTAL CAPITAL MARKETS                             2,020
     ============================================================


DESCRIPTION                            SHARES    VALUE (000)
-----------------------------------------------------------------

     COMMERCIAL BANKS [0.5%]
     Synovus Financial                  8,300        $   268
     ============================================================

     COMMERCIAL SERVICES & SUPPLIES [1.0%]
     Robert Half International          8,400            311
     RR Donnelley & Sons                6,300            230
     ------------------------------------------------------------
     TOTAL COMMERCIAL SERVICES & SUPPLIES                541
     ============================================================

     COMMUNICATIONS EQUIPMENT [1.4%]
     Qualcomm                          17,000            725
     ============================================================

     COMPUTERS & PERIPHERALS [3.9%]
     Apple Computer*                    8,100            753
     Dell*                             17,165            398
     IBM                                9,000            848
     ------------------------------------------------------------
     TOTAL COMPUTERS & PERIPHERALS                     1,999
     ============================================================

     CONSUMER FINANCE [0.8%]
     Capital One Financial              1,800            136
     SLM                                6,400            262
     ------------------------------------------------------------
     TOTAL CONSUMER FINANCE                              398
     ============================================================

     DIVERSIFIED FINANCIAL SERVICES [0.6%]
     Chicago Mercantile Exchange Holdings,
       Cl A                               550            293
     ============================================================

     ELECTRIC UTILITIES [0.2%]
     Edison International               2,000             98
     ============================================================

     ENERGY EQUIPMENT & SERVICES [3.0%]
     Baker Hughes                       6,200            410
     BJ Services                       14,100            394
     Nabors Industries*                12,200            362
     Transocean*                        4,900            400
     ------------------------------------------------------------
     TOTAL ENERGY EQUIPMENT & SERVICES                 1,566
     ============================================================

     FOOD & STAPLES RETAILING [5.1%]
     CVS                               21,543            735
     Sysco                             16,100            545
     Wal-Mart Stores                   29,375          1,379
     ------------------------------------------------------------
     TOTAL FOOD & STAPLES RETAILING                    2,659
     ============================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 9
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONTINUED)

DESCRIPTION                            SHARES    VALUE (000)
-----------------------------------------------------------------

     FOOD PRODUCTS [1.6%]
     Campbell Soup                      5,200        $   203
     General Mills                      4,300            250
     Kellogg                            7,400            381
     ------------------------------------------------------------
     TOTAL FOOD PRODUCTS                                 834
     ============================================================

     HEALTH CARE EQUIPMENT & SUPPLIES [3.8%]
     Bard (C.R.)                        3,200            254
     Stryker                           12,800            849
     Thermo Electron*                   7,100            332
     Zimmer Holdings*                   6,200            530
     ------------------------------------------------------------
     TOTAL HEALTH CARE EQUIPMENT & SUPPLIES            1,965
     ============================================================

     HEALTH CARE PROVIDERS & SERVICES [2.4%]
     Quest Diagnostics                  5,400            269
     UnitedHealth Group                18,700            991
     ------------------------------------------------------------
     TOTAL HEALTH CARE PROVIDERS & SERVICES            1,260
     ============================================================

     HEALTH CARE TECHNOLOGY [0.4%]
     IMS Health                         7,500            222
     ============================================================

     HOTELS, RESTAURANTS & LEISURE [2.6%]
     Carnival                           6,600            309
     Starbucks*                        19,500            612
     Yum! Brands                        7,400            427
     ------------------------------------------------------------
     TOTAL HOTELS, RESTAURANTS & LEISURE               1,348
     ============================================================

     HOUSEHOLD DURABLES [0.4%]
     Harman International Industries    2,200            211
     ============================================================

     HOUSEHOLD PRODUCTS [4.6%]
     Colgate-Palmolive                  7,000            468
     Procter & Gamble                  26,302          1,661
     Clorox                             4,400            280
     ------------------------------------------------------------
     TOTAL HOUSEHOLD PRODUCTS                          2,409
     ============================================================

     INDEPENDENT POWER PRODUCERS
       & ENERGY TRADERS [0.9%]
     AES*                               6,000            129
     TXU                                5,200            333
     ------------------------------------------------------------
     TOTAL INDEPENDENT POWER PRODUCERS
       & ENERGY TRADERS                                  462
     ============================================================


DESCRIPTION                            SHARES    VALUE (000)
-----------------------------------------------------------------
     INDUSTRIAL CONGLOMERATES [3.0%]
     3M                                 6,000        $   458
     General Electric                  31,075          1,099
     ------------------------------------------------------------
     TOTAL INDUSTRIAL CONGLOMERATES                    1,557
     ============================================================

     INSURANCE [2.4%]
     Aflac                              6,600            311
     American International Group      11,500            773
     Progressive                        8,000            174
     ------------------------------------------------------------
     TOTAL INSURANCE                                   1,258
     ============================================================

     INTERNET SOFTWARE & SERVICES [4.2%]
     eBay*                             26,800            888
     Google, Cl A*                      1,300            596
     Yahoo!*                           22,500            704
     ------------------------------------------------------------
     TOTAL INTERNET SOFTWARE & SERVICES                2,188
     ============================================================

     IT SERVICES [0.7%]
     First Data                         7,100            191
     Paychex                            4,800            182
     ------------------------------------------------------------
     TOTAL IT SERVICES                                   373
     ============================================================

     MACHINERY [2.6%]
     Caterpillar                       12,000            804
     Danaher                            7,600            543
     ------------------------------------------------------------
     TOTAL MACHINERY                                   1,347
     ============================================================

     MEDIA [2.6%]
     Comcast, Cl A*                    12,150            315
     DIRECTV Group*                    12,000            277
     McGraw-Hill                        8,100            509
     Time Warner                       13,100            259
     ------------------------------------------------------------
     TOTAL MEDIA                                       1,360
     ============================================================

     METALS & MINING [1.5%]
     Freeport-McMoRan Copper & Gold,
       Cl B                             4,400            291
     Goldcorp                           9,000            216
     Nucor                              4,200            274
     ------------------------------------------------------------
     TOTAL METALS & MINING                               781
     ============================================================

     MULTILINE RETAIL [0.9%]
     Target                             7,500            445
     ============================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 10
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONCLUDED)


DESCRIPTION                            SHARES    VALUE (000)
-----------------------------------------------------------------
     OIL & GAS [10.5%]
     Anadarko Petroleum                 8,000        $   344
     Chevron                           18,000          1,331
     Exxon Mobil                       32,000          2,414
     Sunoco                             6,700            472
     XTO Energy                        16,400            899
     ------------------------------------------------------------
     TOTAL OIL & GAS                                   5,460
     ============================================================

     PAPER & FOREST PRODUCTS [0.4%]
     International Paper                6,000            218
     ============================================================

     PHARMACEUTICALS [5.5%]
     Johnson & Johnson                 25,164          1,516
     Pfizer                            26,400            667
     Wyeth                             13,850            693
     ------------------------------------------------------------
     TOTAL PHARMACEUTICALS                             2,876
     ============================================================

     REAL ESTATE INVESTMENT TRUST [1.0%]
     Simon Property Group               4,700            523
     ============================================================

     SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT [3.4%]
     Applied Materials                 13,200            242
     Broadcom, Cl A*                   11,850            380
     Intel                             12,350            236
     Linear Technology                 11,700            370
     Texas Instruments                 17,800            536
     ------------------------------------------------------------
     TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT    1,764
     ============================================================

     SOFTWARE [6.6%]
     Adobe Systems*                     6,100            254
     Autodesk*                          9,800            369
     Citrix Systems*                    7,100            227
     Electronic Arts*                   3,600            181
     Microsoft                         49,830          1,389
     Oracle*                           22,500            408
     Symantec*                         34,400            595
     ------------------------------------------------------------
     TOTAL SOFTWARE                                    3,423
     ============================================================

     SPECIALTY RETAIL [3.3%]
     Best Buy                           3,500            171
     Home Depot                        12,000            441
     Lowe's                            17,600            554
     Staples                           11,500            297
     TJX                                8,600            232
     ------------------------------------------------------------
     TOTAL SPECIALTY RETAIL                            1,695
     ============================================================


DESCRIPTION                            SHARES    VALUE (000)
-----------------------------------------------------------------
     TEXTILES, APPAREL & LUXURY GOODS [1.4%]
     Coach*                            14,000        $   701
     ============================================================

     THRIFTS & MORTGAGE FINANCE [0.4%]
     Countrywide Financial              6,600            222
     ============================================================

         TOTAL COMMON STOCK
           (Cost $45,003)                             50,905
         ========================================================

CASH EQUIVALENTS [2.2%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I, 5.22%**                1,086,863          1,087
     SEI Daily Income Trust,
       Prime Obligation Fund,
       Cl I, 5.33%**                   59,502             60
     ------------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $1,147)                               1,147
         ========================================================

         TOTAL INVESTMENTS [100.3%]
           (Cost $46,150)                            $52,052
         ========================================================


PERCENTAGES ARE BASED ON NET ASSETS OF $51,912 ($ THOUSANDS).
* NON-INCOME PRODUCING SECURITY
** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.
CL -- CLASS


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 11
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND


[Bar Graph Omitted]
Percentages are as follows:

SECTOR WEIGHTINGS*:
27.6% Financials
24.0% Consumer Discretionary
13.6% Consumer Staples
12.2% Energy
 6.7% Industrial
 5.0% Materials
 4.1% Information Technology
 3.5% Short-Term Investments
 1.9% Utilities
 1.4% Healthcare

* Percentages based on total investments.


-----------------------------------------------------------------
DESCRIPTION                            SHARES    VALUE (000)
-----------------------------------------------------------------
COMMON STOCK [94.7%]
     AIR FREIGHT & LOGISTICS [2.0%]
     Pacer International*              50,000        $ 1,347
     ============================================================

     BROADCASTING & CABLE [8.8%]
     Cox Radio, Cl A*                 130,450          1,780
     Cumulus Media, Cl A*             286,000          2,683
     Fisher Communications*            30,000          1,458
     ------------------------------------------------------------
     TOTAL BROADCASTING & CABLE                        5,921
     ============================================================

     COMMERCIAL SERVICES [2.0%]
     Coinstar*                         42,800          1,340
     ============================================================

     DIVERSIFIED METALS & MINING [2.4%]
     Compass Minerals International    48,400          1,616
     ============================================================

     UTILITIES [1.9%]
     Sierra Pacific Resources*         74,900          1,302
     ============================================================

     ELECTRICAL EQUIPMENT [2.2%]
     LoJack*                           76,600          1,454
     ============================================================

     ENERGY EQUIPMENT & SERVICES [6.5%]
     Carbo Ceramics                    36,000          1,676
     Hanover Compressor*              120,500          2,681
     ------------------------------------------------------------
     TOTAL ENERGY EQUIPMENT & SERVICES                 4,357
     ============================================================

     ENTERTAINMENT [5.0%]
     Lodgenet Entertainment*          109,500          3,364
     ============================================================

     FOOD, BEVERAGE & TOBACCO [4.2%]
     Ralcorp Holdings*                 43,500          2,797
     ============================================================


DESCRIPTION                            SHARES    VALUE (000)
-----------------------------------------------------------------

     HOUSEHOLD PRODUCTS [4.7%]
     Central Garden & Pet*             62,050        $   917
     Central Garden & Pet, Cl A*      153,900          2,262
     ------------------------------------------------------------
     TOTAL HOUSEHOLD PRODUCTS                          3,179
     ============================================================

     INSURANCE [20.9%]
     Alleghany*                        10,200          3,811
     Conseco*                         157,200          2,719
     Hilb Rogal & Hobbs                31,925          1,566
     Montpelier Re Holdings           140,000          2,428
     White Mountains Insurance
       Group                            6,200          3,512
     ------------------------------------------------------------
     TOTAL INSURANCE                                  14,036
     ============================================================

     MACHINERY [4.4%]
     Actuant, Cl A                     26,600          1,351
     IDEX                              31,800          1,618
     ------------------------------------------------------------
     TOTAL MACHINERY                                   2,969
     ============================================================

     OIL & GAS [5.8%]
     Alpha Natural Resources*          97,500          1,524
     Rosetta Resources*               114,200          2,346
     ------------------------------------------------------------
     TOTAL OIL & GAS                                   3,870
     ============================================================

     PREPACKAGING SOFTWARE [1.9%]
     PLATO Learning*                  307,700          1,292
     ============================================================

     REAL ESTATE INVESTMENT TRUST [5.2%]
     Annaly Mortgage Management       225,100          3,484
     ============================================================

     RETAIL [11.0%]
     IHOP                              27,170          1,594
     Smart & Final*                   144,600          3,148
     Triarc, Cl B                     154,400          2,654
     ------------------------------------------------------------
     TOTAL RETAIL                                      7,396
     ============================================================

     RUBBER & PLASTIC [2.5%]
     Spartech                          58,200          1,708
     ============================================================

     SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT [1.4%]
     PerkinElmer                       40,000            969
     ============================================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 12
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND (CONCLUDED)


DESCRIPTION          SHARES/FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------


     TEXTILES, APPAREL & LUXURY GOODS [1.9%]
     Timberland, Cl A*                 49,000        $ 1,275
     ============================================================

         TOTAL COMMON STOCK
           (Cost $49,256)                             63,676
         ========================================================

CORPORATE BONDS [1.8%]
     FINANCIAL SERVICES [1.5%]
     Labranche (A)
       9.500%, 05/15/09               $ 1,000          1,050
     ============================================================

     LABORATORY EQUIPMENT [0.3%]
     Sea Containers, Ser B (C)
       10.750%, 10/15/06                  250            208
     ============================================================

         TOTAL CORPORATE BONDS
           (Cost $1,258)                               1,258
         ========================================================

REPURCHASE AGREEMENT (B) [3.5%]
     Morgan Stanley,
       5.000%, dated 03/30/07,
       repurchased on 04/02/07,
       repurchase price $2,327,967
       (collateralized by a U.S. Treasury
       Bond, par value $2,178,304,
       2.375%, 1/15/25; with total
       market value $2,373,587)         2,327          2,327
     ------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENT
           (Cost $2,327)                               2,327
         ========================================================

         TOTAL INVESTMENTS [100.0%]
           (Cost $52,841)                            $67,261
         ========================================================


PERCENTAGES ARE BASED ON NET ASSETS OF $67,254 ($ THOUSANDS).
* NON-INCOME PRODUCING SECURITY
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,050 ($ THOUSANDS), REPRESENTING 1.5% OF THE NET ASSETS OF THE FUND.
(B) TRI-PARTY REPURCHASE AGREEMENT
(C) IN DEFAULT ON INTEREST PAYMENTS
CL -- CLASS
SER -- SERIES


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 13
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND


[Bar Graph Omitted]
Percentages are as follows:

SECTOR WEIGHTINGS*:
93.1% Information Technology
 2.7% Short-Term Investments
 1.6% Industrials
 1.5% Healthcare
 1.1% Consumer Discretionary

* Percentages based on total investments.


-----------------------------------------------------------------
DESCRIPTION                            SHARES    VALUE (000)
-----------------------------------------------------------------

COMMON STOCK [97.3%]
     AUDIO & VIDEO EQUIPMENT
       MANUFACTURING [1.1%]
     Sony, ADR                            625         $   32
     ============================================================

     COMMUNICATIONS EQUIPMENT
       MANUFACTURING [8.6%]
     Harris                               700             36
     Motorola                           2,725             48
     Nokia, ADR                         2,150             49
     Qualcomm                           2,600            111
     ------------------------------------------------------------
     TOTAL COMMUNICATIONS EQUIPMENT
       MANUFACTURING                                     244
     ============================================================

     COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING [23.3%]
     Apple Computer*                    1,375            128
     Dell*                              1,525             35
     EMC-Mass*                          4,505             62
     Hewlett-Packard                    3,823            154
     IBM                                2,100            198
     NAVTEQ*                              800             28
     Sandisk*                             675             30
     Western Digital*                   1,750             29
     ------------------------------------------------------------
     TOTAL COMPUTER & PERIPHERAL EQUIPMENT MANUFACTURING 664
     ============================================================

     COMPUTER SYSTEMS DESIGN &
       RELATED SERVICES [6.0%]
     Autodesk*                            800             30
     Cerner*                              400             22
     Cognizant Technology Solutions,
       Cl A*                              800             70
     Electronic Data Systems            1,725             48
     ------------------------------------------------------------
     TOTAL COMPUTER SYSTEMS DESIGN & RELATED SERVICES    170
     ============================================================


DESCRIPTION                            SHARES    VALUE (000)
-----------------------------------------------------------------
     DATA PROCESSING SERVICES [1.3%]
     First Data                         1,400         $   38
     ============================================================

     ELECTRONIC SHOPPING & MAIL-ORDER HOUSES [1.4%]
     eBay*                              1,175             39
     ============================================================

     FIBER OPTIC CABLE MANUFACTURING [2.2%]
     Corning*                           2,800             64
     ============================================================

     NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
       INSTRUMENTS MANUFACTURING [2.3%]
     L-3 Communications Holdings          500             44
     PerkinElmer                          875             21
     ------------------------------------------------------------

     TOTAL NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
       INSTRUMENTS MANUFACTURING                          65
     ============================================================

     ON-LINE INFORMATION SERVICES [6.7%]
     Google*                              300            137
     Yahoo!*                            1,725             54
     ------------------------------------------------------------
     TOTAL ON-LINE INFORMATION SERVICES                  191
     ============================================================

     SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
       MANUFACTURING [21.8%]
     Amphenol, Cl A                       500             32
     Analog Devices                     1,250             43
     Applied Materials                  3,650             67
     Arrow Electronics*                   500             19
     Broadcom, Cl A*                    1,200             39
     Cisco Systems*                     4,705            120
     Intel                              4,950             95
     Jabil Circuit                        850             18
     Linear Technology                  1,200             38
     Maxim Integrated Products            900             27
     Micron Technology                  1,650             20
     QLogic*                              900             15
     Texas Instruments                  2,900             87

     ------------------------------------------------------------
     TOTAL SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
       MANUFACTURING                                     620
     ============================================================

     SOFTWARE PUBLISHERS [21.3%]
     Adobe Systems*                     1,000             42
     Akamai Technologies*                 725             36
     Citrix Systems*                    1,175             38


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 14
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND (CONCLUDED)

DESCRIPTION                            SHARES    VALUE (000)
-----------------------------------------------------------------
     Electronic Arts*                   1,075         $   54
     Intuit*                              900             24
     McAfee*                              975             28
     Microsoft                          7,350            205
     Oracle*                            6,765            123
     Symantec*                          3,300             57
     ------------------------------------------------------------
     TOTAL SOFTWARE PUBLISHERS                           607
     ============================================================

     TELECOMMUNICATIONS [1.3%]
     Amdocs*                            1,000             36
     ============================================================

         TOTAL COMMON STOCK
           (Cost $2,507)                               2,770
         ========================================================

CASH EQUIVALENTS [2.7%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I, 5.22%**                   56,476             56
     SEI Daily Income Trust,
       Prime Obligation Fund,
       Cl I, 5.33%**                   20,205             20
     ------------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $76)                                     76
         ========================================================

         TOTAL INVESTMENTS [100.0%]
           (Cost $2,583)                              $2,846
         ========================================================


PERCENTAGES ARE BASED ON NET ASSETS OF $2,846 ($ THOUSANDS).
* NON-INCOME PRODUCING SECURITY
** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 15
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

CORPORATE BOND FUND


[Bar Graph Omitted]
Percentages are as follows:

SECTOR WEIGHTINGS*:
37.1% Financials
27.3% Industrial
 9.3% Telephone
 7.4% Banks
 6.5% U.S. Government Mortgage-Backed Obligations
 3.2% Commercial Paper
 2.9% Utilities
 1.8% U.S. Treasury Obligation
 1.6% Municipal Bond
 1.0% Gas Transmission
 0.8% Foreign Governments
 0.5% Mortgage-Backed
 0.4% Short-Term Investment
 0.2% Transportation

* Percentages based on total investments.

-----------------------------------------------------------------
DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

CORPORATE BONDS [85.3%]
     AIR TRANSPORTATION [0.2%]
     Federal Express, Ser A2
       7.890%, 09/23/08                $  109        $   111
     ============================================================

     AUTOMOTIVE [2.6%]
     DaimlerChrysler
       5.875%, 03/15/11                   570            581
     Toyota Motor Credit
       4.250%, 03/15/10                 1,000            985
     ------------------------------------------------------------
     TOTAL AUTOMOTIVE                                  1,566
     ============================================================

     BANKS [10.3%]
     Bankers Trust
       7.250%, 10/15/11                   500            539
     Crestar Finance
       6.500%, 01/15/08                 1,035          1,048
     Deutsche Bank
       7.500%, 04/25/09                   500            522
     JPMorgan Chase
       7.125%, 06/15/09                   675            702
     Union Planters Bank
       5.125%, 06/15/07                 1,215          1,214
     US Bancorp
       6.875%, 09/15/07                   350            352
     Wachovia Bank
       4.800%, 11/01/14                   770            741
     Wells Fargo
       4.625%, 08/09/10                 1,000            989
     -----------------------------------------------------------
     TOTAL BANKS                                       6,107
     ============================================================

     BEAUTY PRODUCTS [1.4%]
     Avon Products
       7.150%, 11/15/09                   800            839
     ============================================================



DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     CHEMICALS [0.4%]
     Praxair
       6.625%, 10/15/07                $  200        $   201
     ============================================================

     COMMUNICATION & MEDIA [4.3%]
     AOL Time Warner
       6.750%, 04/15/11                   395            416
     Comcast Cable Communications
       Holdings
       8.375%, 03/15/13                   440            503
     News America Holdings
       9.250%, 02/01/13                   450            534
     Walt Disney
       5.700%, 07/15/11                 1,100          1,126
     ------------------------------------------------------------
     TOTAL COMMUNICATION & MEDIA                       2,579
     ============================================================

     COMPUTER SYSTEM DESIGN & SERVICES [3.2%]
     Cisco Systems
       5.500%, 02/22/16                 1,000          1,007
     IBM, MTN
       4.375%, 06/01/09                   900            890
     ------------------------------------------------------------
     TOTAL COMPUTERS SYSTEM DESIGN
       & SERVICES                                      1,897
     ============================================================

     DRUGS [1.7%]
     Abbott Laboratories
       5.375%, 05/15/09                 1,000          1,007
     ============================================================

     ELECTRICAL SERVICES [2.9%]
     American Electric Power
       5.250%, 06/01/15                   490            482
     Iowa Electric Light & Power
       6.000%, 10/01/08                   200            202
     WPS Resources
       7.000%, 11/01/09                 1,000          1,042
     ------------------------------------------------------------
     TOTAL ELECTRICAL SERVICES                         1,726
     ============================================================

     FINANCIAL SERVICES [15.2%]
     American General Finance,
       Ser I, MTN
       4.625%, 05/15/09                 1,000            987
     CIT Group
       5.400%, 03/07/13                 1,000            993
     Citigroup
       5.850%, 08/02/16                 1,000          1,030


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 16
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     General Electric Capital,
       Ser A, MTN
       6.875%, 11/15/10                $  250        $   264
       6.000%, 06/15/12                 1,500          1,558
     HSBC Finance
       5.250%, 04/15/15                 1,000            986
     John Deere Capital
       4.625%, 04/15/09                   750            742
     MBNA
       4.625%, 09/15/08                   410            407
     National Rural Utilities,
       Ser C, MTN
       7.250%, 03/01/12                 1,000          1,090
     SLM, Ser A, MTN
       5.440%, 01/25/08                 1,000          1,001
     ------------------------------------------------------------
     TOTAL FINANCIAL SERVICES                          9,058
     ============================================================

     FOOD, BEVERAGE & TOBACCO [6.5%]
     Anheuser-Busch
       7.500%, 03/15/12                 1,190          1,306
     Bottling Group
       5.500%, 04/01/16                 1,000          1,005
     Diageo Capital
       3.375%, 03/20/08                 1,000            982
     General Mills
       6.000%, 02/15/12                   560            579
     ------------------------------------------------------------
     TOTAL FOOD, BEVERAGE & TOBACCO                    3,872
     ============================================================

     FOREIGN GOVERNMENTS [0.8%]
     United Mexican States
       5.875%, 01/15/14                   450            464
     ============================================================

     INSURANCE [6.2%]
     Aflac
       6.500%, 04/15/09                 1,150          1,179
     AXA Financial
       7.750%, 08/01/10                 1,000          1,079
     Berkshire Hathaway Finance
       4.125%, 01/15/10                 1,475          1,444
     ------------------------------------------------------------
     TOTAL INSURANCE                                   3,702
     ============================================================

     INVESTMENT BANKER/BROKER DEALER [10.6%]
     Credit Suisse
       5.500%, 08/15/13                  1,000        1,012
     Goldman Sachs Group
       5.625%, 01/15/17                  1,020        1,010
     Jefferies Group
       5.500%, 03/15/16                    665          651


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     JPMorgan Chase
       6.750%, 02/01/11                $  500        $   526
     Lehman Brothers Holdings
       8.250%, 06/15/07                 1,100          1,106
     Merrill Lynch
       4.000%, 11/15/07                 1,000            991
     Morgan Stanley
       6.750%, 04/15/11                    30             32
       3.875%, 01/15/09                 1,000            980
     ------------------------------------------------------------
     TOTAL INVESTMENT BANKER/BROKER DEALER             6,308
     ============================================================

     PETROLEUM & FUEL PRODUCTS [1.9%]
     Chevron
       8.625%, 06/30/10                   200            224
     ConocoPhillips
       6.375%, 03/30/09                   305            313
     Duke Capital
       5.500%, 03/01/14                   625            612
     ------------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                   1,149
     ============================================================

     REAL ESTATE INVESTMENT TRUST [0.1%]
     Kimco Realty, Ser B, MTN
       7.860%, 11/01/07                    67             68
     ============================================================

     RETAIL [6.7%]
     Home Depot
       5.250%, 12/16/13                 1,000            993
     Kohl's
       6.300%, 03/01/11                 1,000          1,041
     Kroger
       5.500%, 02/01/13                   450            449
     Target
       5.875%, 07/15/16                   500            514
     Wal-Mart Stores
       4.375%, 07/12/07                 1,000            998
     ------------------------------------------------------------
     TOTAL RETAIL                                      3,995
     ============================================================

     TELEPHONES & TELECOMMUNICATIONS [9.3%]
     Bellsouth
       4.200%, 09/15/09                 1,000            979
     Deutsche Telekom International
       Finance
       5.250%, 07/22/13                   475            469
     New Cingular Wireless Services
       8.125%, 05/01/12                   400            450
     Southwestern Bell
       6.625%, 07/15/07                   750            752


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 17
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONCLUDED)

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     Sprint Capital
       8.375%, 03/15/12                $  550        $   614
     Verizon Communications
       7.250%, 12/01/10                    25             27
       5.550%, 02/15/16                 1,000          1,000
     Vodafone Group
       5.350%, 02/27/12                 1,205          1,208
     ------------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             5,499
     ============================================================

     WASTE DISPOSAL [1.0%]
     Waste Management
       6.875%, 05/15/09                   575            593
     ============================================================

         TOTAL CORPORATE BONDS
           (Cost $50,729)                             50,741
         ========================================================
U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS [6.5%]
     FHLMC REMIC,
       Ser 2982, Cl NB
       5.500%, 02/15/29                   340            342
     FHLMC REMIC,
       Ser R004, Cl Al
       5.125%, 12/15/13                 1,077          1,071
     FNMA REMIC,
       Ser 2002-56, Cl MC
       5.500%, 09/25/17                 1,196          1,204
     FNMA REMIC,
       Ser 2006, Cl AB
       6.000%, 06/25/16                   189            190
     FNMA REMIC,
       Ser 2007-B1, Cl BE
       5.450%, 12/25/20                 1,060          1,058
     ------------------------------------------------------------
         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
           OBLIGATIONS
           (Cost $3,856)                               3,865
         ========================================================

U.S. TREASURY OBLIGATION [1.8%]
     U.S. Treasury Inflation Index Note
       2.000%, 01/15/14                 1,095          1,084
     ------------------------------------------------------------

         TOTAL U.S. TREASURY OBLIGATION
           (Cost $1,132)                               1,084
         ========================================================


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

MUNICIPAL BOND [1.6%]
     CALIFORNIA [1.6%]
     City of Industry, Sales Tax Project,
       RB, MBIA
       5.000%, 01/01/12                $  955        $   953
     ============================================================

         TOTAL MUNICIPAL BOND
           (Cost $980)                                   953
         ========================================================

MORTGAGE-BACKED SECURITY [0.5%]
     Residential Asset Mortgage
       Products, Ser 2003-RS5, Cl AI4
       3.700%, 09/25/31                   267            264
     ------------------------------------------------------------

         TOTAL MORTGAGE-BACKED SECURITY
           (Cost $264)                                   264
         ========================================================

COMMERCIAL PAPER [3.2%]
     Giro Balanced Funding
       5.310%, 04/16/07                 1,000            998
     Ranger Funding
       5.310%, 04/16/07                   914            912
     ------------------------------------------------------------

         TOTAL COMMERCIAL PAPER
           (Cost $1,910)                               1,910
         ========================================================

CASH EQUIVALENT [0.4%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I, 5.22%*                   212,608            213
     ------------------------------------------------------------

         TOTAL CASH EQUIVALENT
           (Cost $213)                                   213
         ========================================================

         TOTAL INVESTMENTS [99.3%]
           (Cost $59,084)                            $59,030
         ========================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $59,473 ($ THOUSANDS).
*RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
MTN -- MEDIUM TERM NOTE
RB -- REVENUE BOND
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 18
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

GOVERNMENT BOND FUND


[Bar Graph Omitted]
Percentages are as follows:

SECTOR WEIGHTINGS*:
63.9% U.S. Government Mortgage-Backed Obligations
35.4% U.S. Government Agency Obligations
 0.7% Short-Term Investment

* Percentages based on total investments.

-----------------------------------------------------------------
DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS [63.8%]
     FFCB CMO, Ser IA2, Cl 1
       5.220%, 10/21/13                $1,275        $ 1,275
     FFCB CMO, Ser IAB3, Cl 1
       5.590%, 12/11/12                 2,969          2,979
     FHLMC REMIC, Ser R002,
       Cl AH
       4.750%, 07/15/15                 3,360          3,317
     FHLMC REMIC, Ser R003,
       Cl AG
       5.125%, 10/15/15                 2,466          2,452
     FHLMC REMIC, Ser R004,
       Cl Al
       5.125%, 12/15/13                 2,010          1,999
     FHLMC REMIC, Ser R005,
       Cl AB
       5.500%, 12/15/18                 2,747          2,753
     FHLMC REMIC, Ser R007,
       Cl AC
       5.875%, 05/15/16                 2,478          2,494
     FHLMC REMIC, Ser R009,
       Cl AK
       5.750%, 12/15/18                 2,635          2,644
     FHLMC REMIC, Ser R010,
       Cl AB
       5.500%, 12/15/19                 2,967          2,974
     FNMA REMIC, Ser R009,
       Cl AJ
       5.750%, 12/15/18                 3,035          3,054
     FNMA REMIC, Ser 119,
       Cl DG
       5.500%, 01/25/36                 1,949          1,942
     FNMA, Pool 766620
       4.573%, 03/01/34                 1,019          1,008
     GNMA, Pool 81318
       4.500%, 04/20/35                 1,059          1,052
     GNMA, Pool 81447
       5.000%, 08/20/35                   116            116
     ------------------------------------------------------------

         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
           OBLIGATIONS
           (Cost $30,016)                             30,059
         ========================================================


DESCRIPTION            FACE AMOUNT (000)/SHARES  VALUE (000)
     ------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [35.3%]
     FHLB
       6.200%, 03/22/21                $2,000        $ 1,996
       5.250%, 09/13/13                 2,500          2,547
       5.125%, 09/10/10                 1,000          1,010
       4.375%, 09/17/10                 1,400          1,380
     FHLMC

       5.500%, 03/05/09                 2,000          2,000
     FNMA
       7.125%, 06/15/10                 2,000          2,136
       5.500%, 03/15/11                 3,000          3,069
       5.010%, 11/10/10                 2,500          2,483
     ------------------------------------------------------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $16,619)                             16,621
         ========================================================

CASH EQUIVALENT [0.7%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I, 5.22%*                   351,696            352
     ------------------------------------------------------------

         TOTAL CASH EQUIVALENT
           (Cost $352)                                   352
         ========================================================

         TOTAL INVESTMENTS [99.8%]
           (Cost $46,987)                            $47,032
         ========================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $47,106 ($ THOUSANDS).
* RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INSURANCE CONDUIT
SER -- SERIES


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 19
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND


[Bar Graph Omitted]=
Percentages are as follows:

SECTOR WEIGHTINGS*:

28.1% Education
15.1% General Revenue
12.4% Public Facilities
12.1% General Obligation
 9.2% Industrial Development
 7.1% Water
 4.4% Healthcare
 4.4% Power
 4.1% Utilities
 1.8% Transportation
 0.9% Airports
 0.4% Short-Term Investment

* Percentages based on total investments.

-----------------------------------------------------------------
DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------
MUNICIPAL BOND [98.1%]
     ALABAMA [0.8%]
     Jefferson County, Sewer Authority,
       Ser B-8, RB, FSA
       Callable 02/01/10 @ 100
       5.250%, 02/01/14                $  250        $   260
     ============================================================

     CALIFORNIA [85.2%]
     Anaheim, Public Financing
       Authority, Distribution System
       Project, Second Lien, RB, MBIA
       5.000%, 10/01/08                   250            255
     Bay Area Infrastructure Financing
       Authority, State Payment
       Acceleration Project, RB, XLCA
       Callable 08/01/11 @ 100
       5.000%, 08/01/14                   500            526
     Berkeley, Ser C, GO, MBIA
       Callable 05/11/07 @ 101
       5.000%, 09/01/10                    95             96
     Beverly Hills, Unified School
       District Authority, Ser B, GO
       Pre-Refunded @ 101 (A)
       4.700%, 06/01/08                    50             51
     Big Bear Lake, Water Authority,
       RB, MBIA
       6.000%, 04/01/11                   200            213
     Burbank, Public Financing
       Authority, Golden State
       Redevelopment Project,
       Ser A, TA, AMBAC
       Callable 12/01/13 @ 100
       5.250%, 12/01/18                   175            188


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------
     California State, Daily Kindergarten
       University Project, Ser A, GO
       Callable 04/10/07 @ 100 (B)
       3.650%, 05/01/34                $  500        $   500
     California State, Department of
       Water Resources, Power Supply
       Project, Ser A, RB, AMBAC
       Callable 05/01/12 @ 101
       5.500%, 05/01/15                   600            656
     California State, Department of
       Water Resources, Ser A, RB,
       AMBAC
       Callable 05/01/12 @ 101
       5.500%, 05/01/14                   300            328
     California State, Department of
       Water Resources, Ser W,
       RB, FSA
       5.500%, 12/01/13                   400            443
     California State, Economic
       Recovery Authority, Ser A, GO
       5.250%, 01/01/11                   500            529
     California State, Economic
       Recovery Authority, Ser C, RB
       Callable 04/10/07 @ 100
       3.650%, 07/01/23                   400            400
     California State, Educational
       Facilities Authority, Pooled
       College & University Projects,
       Ser A, RB
       4.300%, 04/01/09                   100            101
     California State, Educational
       Facilities Authority, University of
       San Francisco, RB, MBIA
       6.000%, 10/01/08                   300            311
     California State, GO
       5.000%, 04/01/10                   215            223
       4.750%, 06/01/07                   100            100
     California State, GO
       Callable 02/01/12 @ 100
       5.000%, 02/01/18                   175            183
     California State, GO
       Callable 08/01/13 @ 100
       5.250%, 02/01/21                   250            268
     California State, GO
       Pre-Refunded @ 100 (A)
       5.250%, 09/01/10                   200            211
       5.250%, 10/01/10                    50             53
     California State, GO, FGIC
       5.500%, 02/01/10                   340            358


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 20
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     California State, GO,
       Pre-Refunded @ 100 (A)
       5.250%, 10/01/10                 $  20        $    21
     California State, Health Facilities
       Financing Authority, Cedars-Sinai
       Medical Center Project,
       Ser A, RB
       Pre-Refunded @ 101 (A)
       6.250%, 12/01/09                   490            529
     California State, Infrastructure &
       Economic Authority, Bay Area
       Toll Bridges Project,
       Ser A, RB, FSA
       Pre-Refunded @ 100 (A)
       5.250%, 07/01/13                   125            136
     California State, Infrastructure &
       Economic Authority, Energy
       Efficiency Master Trust,
       Ser A, RB
       5.000%, 03/01/11                   315            331
     California State, Infrastructure &
       Economic Authority, RB, MBIA
       Pre-Refunded @ 101 (A)
       5.500%, 06/01/10                   350            374
     California State, Public Works
       Board Lease, California State
       University, Ser C, RB
       5.000%, 10/01/07                   100            101
     California State, Public Works
       Board Lease, Department of
       Corrections Project,
       Ser B, RB, MBIA
       Callable 09/01/08 @ 101
       5.000%, 09/01/21                   100            103
     California State, Public Works
       Board Lease, Department of
       Corrections, Ser A, RB
       Callable 09/01/08 @ 101
       5.250%, 09/01/15                   250            257
     California State, Public Works
       Board Lease, Department of
       Corrections, Ser D, RB, FSA
       5.250%, 06/01/15                   500            542
     California State, Public Works
       Board Lease, Department of
       Corrections-State Prisons
       Project, Ser A, RB, AMBAC
       5.250%, 12/01/13                   600            644


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     California State, Public Works
       Board Lease, Department of
       Corrections-Ten Administration,
       Ser A, RB, AMBAC
       Callable 03/01/12 @ 100
       5.250%, 03/01/18                $  155       $    165
     California State, Public Works
       Board Lease, Trustees California
       State University, Ser A, RB
       Callable 10/01/08 @ 101
       5.250%, 10/01/11                   100            103
     California State, Public Works
       Board Lease, Various University
       Projects, RB, MBIA
       5.500%, 06/01/14                   250            272
     California State, Systemwide
       Project, Ser A, RB, FSA
       4.000%, 11/01/14                   300            307
     California State, University of
       California, Ser K, RB, MBIA
       Pre-Refunded @ 101 (A)
       5.000%, 09/01/08                   150            154
     Capistrano, Unified School
       District, Special Tax,
       Pre-Refunded @ 102 (A)
       5.750%, 09/01/09                   270            289
     Coachella Valley, Water District
       Authority, Flood Control
       Project, COP, AMBAC
       Callable 10/01/07 @ 102
       5.000%, 10/01/11                   250            256
     Corona, Public Financing
       Authority, City Hall Project,
       Ser B, MBIA, RB
       Callable 09/01/12 @ 100
       5.250%, 09/01/16                   350            377
     Culver City, Redevelopment
       Finance Authority, TA, AMBAC
       5.500%, 11/01/14                    75             81
     Escondido, Union School District,
       Refunding & Financing Project,
       COP, MBIA
       4.750%, 07/01/19                   735            783
     Evergreen, School District,
       Ser C, GO, FGIC
       Pre-Refunded @ 101 (A)
       5.250%, 09/01/08                   200            207
     Fruitvale, School District, GO, FSA
       Callable 08/01/09 @ 102
       5.000%, 08/01/19                   200            209


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 21
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     Golden State, Tobacco
       Settlement, Ser A, RB
       Callable 06/01/09 @ 100
       5.000%, 06/01/19                $  250       $    256
     Golden State, Tobacco
       Settlement, Ser A, RB
       Callable 06/01/10 @ 100
       5.000%, 06/01/20                   500            518
     Golden State, Tobacco
       Settlement, Ser B, RB
       Pre-Refunded @ 100 (A)
       5.750%, 06/01/08                   250            256
     Hawthorne, School District,
       COP, FSA
       Pre-Refunded @ 101 (A)
       6.000%, 11/01/10                   500            545
     Indio, Public Financing Authority,
       Public Capital Improvement
       Project, Ser B, RB, AMBAC
       3.800%, 11/01/37                   500            501
     Irvine, Improvement Board,
       Act 1915 Project,
       District #93-14, SAB (B)
       3.650%, 09/02/25                   500            500
     Irwindale, Community
       Redevelopment Agency,
       Ser C, TA, AMBAC
       4.500%, 12/01/12                   685            712
     Kern, High School District,
       GO, ETM
       7.100%, 08/01/12                   290            339
     Los Angeles County, Public Works
       Finance Authority, Master
       Refunding Project,
       Ser A, RB, MBIA
       5.000%, 12/01/11                   400            424
       5.000%, 12/01/12                   275            294
     Los Angeles County, Public Works
       Finance Authority, Master
       Refunding Project,
       Ser A, RB, MBIA
       5.000%, 12/01/15                   500            545
     Los Angeles County, Public Works
       Finance Authority, Regional
       Park & Open Project, Ser A, RB
       Pre-Refunded @ 101 (A)
       5.500%, 10/01/07                   325            331
     Los Angeles, Municipal
       Improvement Authority,
       Central Library Project,
       Ser A, RB, MBIA
       5.250%, 06/01/13                   230            250



DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------
     Los Angeles, Property Tax
       Project, Ser A, GO, MBIA
       4.000%, 09/01/09                $  250        $   253
     Los Angeles, Wastewater
       Systems Authority, RB, FSA
       4.500%, 06/01/09                   250            255
     M-S-R Public Power
       Agency, San Juan Project,
       Ser G, RB, MBIA
       Callable 07/01/07 @ 101
       5.250%, 07/01/11                   100            101
     Newport Beach, Hoag Memorial
       Hospital, Ser C, RB
       Callable 04/10/07 @ 100
       3.650%, 10/01/26                   400            400
     Northern California, Transmission
       Resource Authority, Ore
       Transmission Project,
       Ser A, RB, MBIA
       7.000%, 05/01/13                   250            286
     Oakland, Joint Powers Financing
       Authority, Oakland Convention
       Center Project, RB, AMBAC
       5.500%, 10/01/11                   300            323
     Oakland, Redevelopment Agency,
       Central District Redevelopment
       Project, TA, AMBAC
       5.500%, 02/01/14                   475            505
     Oakland, State Building Authority,
       Elihu M Harris Project,
       Ser A, RB, AMBAC
       Pre-Refunded @ 101 (A)
       5.500%, 04/01/08                   100            103
     Oakley, Civic Center Project, COP
       4.000%, 05/01/12                   230            233
     Oxnard, School District,
       Election 2006 Project,
       Ser A, GO, CIFG
       6.750%, 08/01/11                   300            337
     Pasadena, Electric Improvements
       Authority, RB, FSA
       4.500%, 06/01/07                   160            160
     Pinole, Redevelopment Agency
       Project, TA, FSA
       Callable 08/01/09 @ 101
       5.250%, 08/01/14                   100            105
     Riverside, RB
       Callable 10/01/08 @ 101
       5.375%, 10/01/12                    90             93
     Riverside, RB
       Pre-Refunded @ 101 (A)
       5.375%, 10/01/08                    10             10


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 22
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     Rowland, Unified School
       District, Ser A, GO
       Callable 08/01/16 @ 100
       5.000%, 08/01/20                $  290       $    312
     Sacramento County, Sanitation
       District Funding Authority,
       RB, ETM
       Callable 05/11/07 @ 101
       5.000%, 12/01/07                   100            101
     Sacramento, City Unified School
       District, Ser A, GO, FSA
       4.250%, 07/01/09                    75             76
     San Bernardio, Community
       College District, Election 2002
       Project, Ser B, GO, MBIA
       Pre-Refunded @ 100 (A)
       5.250%, 08/01/14                   500            551
     San Diego, Unified School
       District, Election 1998 Project,
       Ser B-1, GO, MBIA
       5.000%, 07/01/17                 1,500          1,646
     San Diego, Unified School
       District, Election 1998 Project,
       Ser E, GO, FSA
       Callable 07/01/13 @ 100
       5.000%, 07/01/28                   400            428
     San Diego, University School
       District, Election 1998 Project,
       Ser E, GO, FSA
       Callable 07/01/13 @ 101
       5.250%, 07/01/16                   100            109
     San Francisco (City & County),
       Airports Commission Authority,
       Second Ser-27B, RB, FGIC
       5.250%, 05/01/12                   250            265
     San Francisco (City & County), GO
       Callable 06/15/10 @ 102
       5.000%, 06/15/11                   235            248
     San Jose, University School
       District, Ser A, GO, FSA
       Callable 08/01/11 @ 101
       5.375%, 08/01/19                   150            161
     San Ysidro, School District, Election
       1997 Project, Ser C, GO, MBIA
       6.000%, 08/01/11                   205            225
     Sanger, Unified School District,
       GO, MBIA
       5.350%, 08/01/15                   250            269
     Santa Monica, Public Safety
       Facilities Project, RB
       Callable 07/01/09 @ 101
       5.250%, 07/01/14                   100            104



DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------
     Solano County, COP, MBIA
       Pre-Refunded @ 100 (A)
       5.250%, 11/01/12                $  100       $    108
     Southern California, Metropolitan
       Water District Authority,
       Ser A, RB
       5.750%, 07/01/21                   280            328
     Southern Kern, Unified School
       District, Ser A, GO, FGIC
       Callable 11/01/13 @ 100
       4.500%, 11/01/18                   220            227
     Tamalpais, Unified High School
       District, GO, MBIA
       Callable 08/01/11 @ 101
       4.875%, 08/01/17                   100            105
     Vallejo, City Unified School
       District, Election 1997 Project,
       GO, AMBAC
       8.600%, 08/01/10                   580            671
     Wiseburn, School District,
       Ser A, GO, FGIC
       4.200%, 08/01/07                   125            125
     ------------------------------------------------------------
     TOTAL CALIFORNIA                                 26,928
     ============================================================

     FLORIDA [0.9%]
     Seminole County, Water & Sewer
       Authority, Refunding Project, RB
       Callable 10/01/15 @ 100
       5.000%, 10/01/19                   250            268
     ============================================================

     GEORGIA [0.6%]
     Georgia State, Metropolitan
       Atlanta Rapid Transportation
       Authority, Second Indenture
       Project, Ser A, RB, MBIA
       6.250%, 07/01/07                   200            201
     ============================================================

     ILLINOIS [0.7%]
     Illinois State, Civic Center
       Authority, RB, FSA
       Callable 12/15/10 @ 100
       5.500%, 12/15/14                   200            212
     ============================================================

     MISSOURI [0.7%]
     St. Louis, Parking Facilities
       Authority, Downtown Parking
       Facilities Project, Sub-Ser A, RB
       Pre-Refunded @ 100 (A)
       6.000%, 02/01/12                   200            220
     ============================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 23
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     NEW JERSEY [1.2%]
     New Jersey State, Turnpike
       Authority, RB, MBIA, ETM
       6.500%, 01/01/16                $  315        $   364
     ============================================================

     NEW YORK [3.4%]
     New York State,  Environmental
       Facilities Authority, Ser D, RB
       Callable 08/15/14 @ 100
       4.750%, 08/15/21                   500            522
     New York State, Ser E, RB
       6.000%, 04/01/14                   500            556
     ------------------------------------------------------------
     TOTAL NEW YORK                                    1,078
     ============================================================

     TEXAS [2.4%]
     Rio Grande, City Consolidated
       Independent School District, GO
       Pre-Refunded @ 100 (A)
       5.875%, 08/15/10                   200            214
     San Angelo, Waterworks &
       Sewer System Authority,
       Refunding & Improvements
       Projects, RB, FSA
       Callable 04/01/11 @ 100
       5.250%, 04/01/19                   100            105
     Travis County, Health Facilities
       Development Authority,
       Ascension Health Credit
       Project, Ser A, RB, MBIA
       Pre-Refunded @ 101 (A)
       6.250%, 11/15/09                   400            429
     ------------------------------------------------------------
     TOTAL TEXAS                                         748
     ============================================================

     UTAH [0.5%]
     Central, Water Conservancy
       District, Ser D, GO
       Pre-Refunded @ 100 (A)
       4.600%, 04/01/09                   140            143



DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     PUERTO RICO [1.7%]
     Puerto Rico, Electric Power
       Authority, Power Project,
       Ser CC, RB, MBIA
       Callable 07/01/07 @ 101.5
       5.250%, 07/01/09                $  100        $   102
     Puerto Rico, Municipal Finance
       Agency, Ser A, RB, FSA
       Callable 07/01/07 @ 101.5
       5.250%, 07/01/10                   130            133
     Puerto Rico, Public Buildings
       Authority, Government
       Facilities Project, Ser J,
       RB, AMBAC
       Callable 07/01/12 @ 100
       5.000%, 07/01/36                   300            318
     ------------------------------------------------------------
     TOTAL PUERTO RICO                                   553
     ============================================================

         TOTAL MUNICIPAL BOND
           (Cost $31,018)                             30,975
         ========================================================

CASH EQUIVALENT [0.3%]
     Federated California Municipal
       Money Market Fund,
       Cl, 3.41%*                     106,886            107
     ============================================================

         TOTAL CASH EQUIVALENT
           (Cost $107)                                   107
         ========================================================

         TOTAL INVESTMENTS [98.4%]
           (Cost $31,125)                            $31,082
         ========================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $31,603 ($ THOUSANDS).
* RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.
(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE
    PRE-REFUNDED DATE.
(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CIFG -- CDC IXIS FINANCIAL GUARANTY
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SAB -- SPECIAL ASSESSMENT BOND
SER -- SERIES
TA -- TAX ALLOCATION
XLCA -- XL CAPITAL ASSURANCE


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 24
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND


[Bar Graph Omitted]
Percentages are as follows:

SECTOR WEIGHTINGS*:
70.8% Industrial
10.8% Financials
 5.4% Telephone
 5.3% Utilities
 4.6% Gas Transmission
 1.7% Short-Term Investments
 1.0% Transportation
 0.4% Common Stock

* Percentages based on total investments.


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

CORPORATE BONDS [97.3%]
     ADVERTISING [0.7%]
     Advanstar Communications
       10.750%, 08/15/10                 $100        $   108
     Gray Television
       9.250%, 12/15/11                   100            105
     Olympus Communications (D)
       10.625%, 07/15/04                  100             --
     R.H. Donnelley, Ser A-2
       6.875%, 01/15/13                    50             49
     ------------------------------------------------------------
     TOTAL ADVERTISING                                   262
     ============================================================

     AEROSPACE & DEFENSE [1.0%]
     DRS Technologies
       6.625%, 02/01/16                   100            101
     Esterline Technologies
       7.750%, 06/15/13                   100            103
     L-3 Communications
       5.875%, 01/15/15                   200            194
     ------------------------------------------------------------
     TOTAL AEROSPACE & DEFENSE                           398
     ============================================================

     AGRICULTURE [0.4%]
     American Rock Salt
       9.500%, 03/15/14                   150            152
     ============================================================

     ALUMINUM [0.1%]
     Aleris International (A)
       10.000%, 12/15/16                   50             52
     ============================================================

     APPAREL/TEXTILES [0.5%]
     Levi Strauss
       9.750%, 01/15/15                   100            110
     Phillips-Van Heusen
       7.250%, 02/15/11                    75             76
     ------------------------------------------------------------
     TOTAL APPAREL/TEXTILES                              186
     ============================================================


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     AUTO RENT & LEASE [1.5%]
     Avis Budget Car Rental (A)
       7.750%, 05/15/16                  $100       $    102
     Hertz
       10.500%, 01/01/16                  150            171
     Rental Services (A)
       9.500%, 12/01/14                   100            106
     United Rentals North America
       6.500%, 02/15/12                   100            100
     Williams Scotsman
       8.500%, 10/01/15                   100            105
     ------------------------------------------------------------
     TOTAL AUTO RENT & LEASE                             584
     ============================================================

     AUTOMOTIVE [2.7%]
     General Motors
       7.125%, 07/15/13                   850            795
     UCI Holdco (A)
       0.000%, 12/15/13                   154            153
     United Auto (A)
       7.750%, 12/15/16                   100            101
     ------------------------------------------------------------
     TOTAL AUTOMOTIVE                                  1,049
     ============================================================

     AUTOPARTS [0.6%]
     Accuride
       8.500%, 02/01/15                   150            151
     Asbury Automotive Group (A)
       7.625%, 03/15/17                    75             75
     ------------------------------------------------------------
     TOTAL AUTOPARTS                                     226
     ============================================================

     BEAUTY PRODUCTS [0.3%]
     Chattem
       7.000%, 03/01/14                   100             99
     ============================================================

     BROADCASTING & CABLE [6.5%]
     Albritton Communications
       7.750%, 12/15/12                   150            154
     Barrington Broadcasting Group (A)
       10.500%, 08/15/14                  100            105
     Cablevision Systems, Ser B
       8.000%, 04/15/12                   250            254
     CCO Holdings
       8.750%, 11/15/13                   250            259
     Charter Communications Holdings
       10.250%, 09/15/10                  400            422
     Coleman Cable
       9.875%, 10/01/12                   100            104
     CSC Holdings
       7.625%, 07/15/18                   100            101


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 25
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     Echostar DBS
       6.625%, 10/01/14                  $200       $    201
     Fisher Communication
       8.625%, 09/15/14                   150            161
     Insight Communications (B)
       12.250%, 02/15/11                  100            104
     Kabel Deutschland
       10.625%, 07/01/14                  200            223
     Mediacom Capital
       7.875%, 02/15/11                   150            150
     Nexstar Finance Holdings (B)
       0.000%, 04/01/13                   200            193
     Videotron Ltee
       6.875%, 01/15/14                   100            101
     ------------------------------------------------------------
     TOTAL BROADCASTING & CABLE                        2,532
     ============================================================

     BUILDING & CONSTRUCTION [3.0%]
     Ainsworth Lumber
       7.250%, 10/01/12                   100             74
       6.750%, 03/15/14                   100             69
     Beazer Homes USA
       8.375%, 04/15/12                   100             96
     DR Horton
       5.625%, 01/15/16                   125            116
     Esco (A)
       8.625%, 12/15/13                    50             53
     Goodman Global Holdings
       7.875%, 12/15/12                    75             75
     Interline Brands
       8.125%, 06/15/14                    50             52
     International Utility Structures (D)
       10.750%, 02/01/08                  100              1
     KB Home
       8.625%, 12/15/08                    50             51
     Nortek
       8.500%, 09/01/14                   200            194
     Panolam Industries (A)
       10.750%, 10/01/13                  250            269
     Ply Gem Industries
       9.000%, 02/15/12                   150            130
     ------------------------------------------------------------
     TOTAL BUILDING & CONSTRUCTION                     1,180
     ============================================================

     BUILDING & CONSTRUCTION SUPPLIES [0.1%]
     Tube City IMS (A)
       9.750%, 02/01/15                    25             26
     ============================================================


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     BUSINESS SERVICES [0.8%]
     Corrections
       7.500%, 05/01/11                  $100        $   103
     FTI Consulting
       7.625%, 06/15/13                    50             52
     Geo Group
       8.250%, 07/15/13                   150            156
     ------------------------------------------------------------
     TOTAL BUSINESS SERVICES                             311
     ============================================================

     CHEMICALS [4.2%]
     Basell Af SCA (A)
       8.375%, 08/15/15                   250            261
     BCP Crystal US Holdings
       9.625%, 06/15/14                    45             51
     Crystal Holdings, Ser B (B)
       0.000%, 10/01/14                    73             68
     Equistar Chemicals
       10.625%, 05/01/11                  150            158
     Georgia Gulf (A)
       9.500%, 10/15/14                   150            144
     Huntsman International (A)
       7.875%, 11/15/14                   115            119
     Lyondell Chemical
       8.250%, 09/15/16                    60             64
     Mosaic (A)
       7.375%, 12/01/14                    75             78
     Nova Chemicals
       6.500%, 01/15/12                   250            238
     Polymer Holdings (B)
       11.043%, 07/15/14                  250            221
     PolyOne
       10.625%, 05/15/10                  100            105
     Rockwood Specialties Group
       10.625%, 05/15/11                   73             77
     Terra Capital (A)
       7.000%, 02/01/17                    50             50
     ------------------------------------------------------------
     TOTAL CHEMICALS                                   1,634
     ============================================================

     CHEMICALS [0.3%]
     Innophos
       8.875%, 08/15/14                   100            104
     ============================================================

     CIRCUIT BOARDS [0.1%]
     Viasystems
       10.500%, 01/15/11                   50             50
     ============================================================

     COAL MINING [0.4%]
     Alpha Natural Resources
       10.000%, 06/01/12                  150            161


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 27
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     COMMERCIAL SERVICES [1.3%]
     Aramark (A) (C)
       8.860%, 02/01/15                  $100       $    103
     Iron Mountain
       8.750%, 07/15/18                   150            161
       8.625%, 04/01/13                   100            103
     Jarden
       7.500%, 05/01/17                    75             76
     Yankee Acquisition (A)
       9.750%, 02/15/17                    50             50
     ------------------------------------------------------------
     TOTAL COMMERCIAL SERVICES                           493
     ============================================================

     COMPUTER SYSTEM DESIGN & SERVICES [0.3%]
     Compucom (A)
       12.000%, 11/01/14                  125            133
     ============================================================

     CONSUMER PRODUCTS & SERVICES [4.6%]
     Ames True Temper (C)
       9.360%, 01/15/12                   100            102
     Central Garden & Pet
       9.125%, 02/01/13                   100            104
     Gregg Appliances
       9.000%, 02/01/13                   150            158
     Johnsondiversey Holdings (B)
       0.000%, 05/15/13                   200            206
     Johnsondiversey, Ser B
       9.625%, 05/15/12                   150            157
     Libbey Glass (C)
       12.348%, 06/01/11                  100            109
     MSX International (A)
       12.500%, 04/01/12                  100            101
     Prestige Brands
       9.250%, 04/15/12                    90             93
     Sealy Mattress
       8.250%, 06/15/14                   200            210
     Southern States Cooperative (A)
       10.500%, 11/01/10                  200            212
     Spectrum Brands
       7.375%, 02/01/15                   300            240
     Steinway Musical (A)
       7.000%, 03/01/14                   100             99
     ------------------------------------------------------------
     TOTAL CONSUMER PRODUCTS & SERVICES                1,791
     ============================================================

     CONTAINERS & PACKAGING [1.9%]
     Crown Americas
       7.750%, 11/15/15                   150            156
     Graham Packaging
       9.875%, 10/15/14                   100            102
     Intertape Polymer US
       8.500%, 08/01/14                    50             44


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     Owens-Brockway Glass Container
       6.750%, 12/01/14                  $100       $     99
     Plastipak Holdings (A)
       8.500%, 12/15/15                   100            106
     Solo Cup
       8.500%, 02/15/14                   150            128
     Stone Container Finance
       7.375%, 07/15/14                   100             96
     ------------------------------------------------------------
     TOTAL CONTAINERS & PACKAGING                        731
     ============================================================

     DIVERSIFIED METALS & MINING [0.3%]
     MAAX
       9.750%, 06/15/12                   200            137
     ============================================================

     DIVERSIFIED OPERATIONS [1.5%]
     Bombardier (A)
       8.000%, 11/15/14                    75             77
     Kansas City Southern Railway
       9.500%, 10/01/08                   100            105
     Stena
       7.000%, 12/01/16                   200            198
     Trinity Industries
       6.500%, 03/15/14                   200            198
     ------------------------------------------------------------
     TOTAL DIVERSIFIED OPERATIONS                        578
     ============================================================

     EDUCATIONAL SERVICES [0.3%]
     Education Management
       10.250%, 06/01/16                   60             65
        8.750%, 06/01/14                   60             63
     ------------------------------------------------------------
     TOTAL EDUCATIONAL SERVICES                          128
     ============================================================

     UTILITIES [0.3%]
     NRG Energy
       7.375%, 02/01/16                   100            103
     ============================================================

     ELECTRICAL PRODUCTS [5.4%]
     AES (A)
       9.000%, 05/15/15                   300            320
       7.750%, 03/01/14                   100            105
     Allegheny Energy Supply
       7.800%, 03/15/11                   200            212
     Aquila
       7.625%, 11/15/09                   100            105
     Calpine Generating (D)
       11.070%, 04/01/10                  200            207
     CMS Energy
       7.500%, 01/15/09                   100            103
       6.875%, 12/15/15                   150            156


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 27
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     Edison Mission Energy
       7.730%, 06/15/09                  $200       $    207
     ESI Tractebel Acquisitions, Ser B
       7.990%, 12/30/11                    58             59
     General Cable (A)
       7.125%, 04/01/17                   100            101
     Mirant North America
       7.375%, 12/31/13                   150            154
     Reliant Energy
       9.500%, 07/15/13                   200            218
     Sierra Pacific Resources
       8.625%, 03/15/14                    70             76
     TECO Energy
       7.200%, 05/01/11                   100            106
     ------------------------------------------------------------
     TOTAL ELECTRICAL PRODUCTS                         2,129
     ============================================================

     ENERGY & POWER [0.3%]
     Aventine Renewable Energy
       Holding (A)
       10.000%, 04/01/17                  100            103
     ============================================================
     ENTERTAINMENT [7.9%]
     AMC Entertainment
       11.000%, 02/01/16                  100            114
     Buffalo Thunder Development
       Authority (A)
       9.375%, 12/15/14                   100            102
     Choctaw Resort Development
       Enterprise (A)
       7.250%, 11/15/19                   194            195
     Chukchansi Economic
       Development Authority (A)
       8.000%, 11/15/13                   150            155
     Circus & Eldorado Joint Venture/
       Silver Legacy Capital
       10.125%, 03/01/12                  150            157
     Greektown Holdings (A)
       10.750%, 12/01/13                  125            134
     Herbst Gaming
       8.125%, 06/01/12                   150            152
     Inn of the Mountain Gods
       Resort & Casino
       12.000%, 11/15/10                  150            163
     Isle of Capri Casinos
       7.000%, 03/01/14                   200            196
     Leslie's Poolmart
       7.750%, 02/01/13                   100            101
     MGM Mirage
       8.500%, 09/15/10                   200            214
       6.750%, 09/01/12                   100             99
       6.000%, 10/01/09                   100            100


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     Mohegan Tribal Gaming Authority
       7.125%, 08/15/14                  $150        $   152
     MTR Gaming Group, Ser B
       9.750%, 04/01/10                   200            209
     OED/Diamond Jo
       8.750%, 04/15/12                   100             99
     Penn National Gaming
       6.875%, 12/01/11                   100            100
     Snoqualmie Entertainment
       Authority (A)
       9.150%, 02/01/14                   100            102
     Speedway Motorsports
       6.750%, 06/01/13                   100             99
     Tunica-Biloxi Gaming Authority (A)
       9.000%, 11/15/15                   125            133
     Waterford Gaming (A)
       8.625%, 09/15/12                   101            107
     Wynn Las Vegas Capital
       6.625%, 12/01/14                   200            198
     ------------------------------------------------------------
     TOTAL ENTERTAINMENT                               3,081
     ============================================================

     FINANCIAL SERVICES [3.7%]
     Atlantic Broadband Finance
       9.375%, 01/15/14                   100            102
     Ford Motor Credit
       7.375%, 10/28/09                   200            200
       7.375%, 02/01/11                   350            344
     GMAC
       6.750%, 12/01/14                   675            664
     Smurfit Kappa Funding
       7.750%, 04/01/15                   150            153
     ------------------------------------------------------------
     TOTAL FINANCIAL SERVICES                          1,463
     ============================================================

     FOOD, BEVERAGE & TOBACCO [3.0%]
     Alliance One (A)
       8.500%, 05/15/12                    75             76
     Beverages & More (A)
       9.250%, 03/01/12                   100            102
     Chiquita Brands International
       7.500%, 11/01/14                   100             90
     Del Monte
       8.625%, 12/15/12                    50             52
     Friendly Ice Cream
       8.375%, 06/15/12                   200            196
     Land O' Lakes
       8.750%, 11/15/11                     6              6
     Le-Natures (A) (D)
       10.000%, 06/15/13                  150             54
     Leiner Health Products
       11.000%, 06/01/12                  100            100


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 28
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------
     National Beef Packing
       10.500%, 08/01/11                 $100        $   105
     Pilgrim's Pride
       8.375%, 05/01/17                   100             99
     Smithfield Foods, Ser B
       8.000%, 10/15/09                   100            104
     Swift
       12.500%, 01/01/10                  200            210
     ------------------------------------------------------------
     TOTAL FOOD, BEVERAGE & TOBACCO                    1,194
     ============================================================

     FORESTRY [0.2%]
     Tembec Industries
       7.750%, 03/15/12                   150             91
     ============================================================

     GAS/NATURAL GAS [1.1%]
     MarkWest Energy Partners, Ser B
       8.500%, 07/15/16                   150            156
     Semgroup (A)
       8.750%, 11/15/15                   175            178
     Williams (A)
       7.250%, 02/01/17                   100            106
     ------------------------------------------------------------
     TOTAL GAS/NATURAL GAS                               440
     ============================================================

     GLASS PRODUCTS [0.3%]
     Advanced Medical Optics (A)
       7.500%, 05/01/17                   100            101
     ============================================================

     HOTELS & LODGING [0.3%]
     Seminole Hard Rock
       Entertainment (A) (C)
       7.848%, 03/15/14                   100            102
     ============================================================

     MACHINERY [0.9%]
     Case New Holland
       9.250%, 08/01/11                   100            105
     Terex
       7.375%, 01/15/14                   100            103
     Trimas
       9.875%, 06/15/12                   150            150
     ------------------------------------------------------------
     TOTAL MACHINERY                                     358
     ============================================================

     MEDICAL [2.0%]
     Bio-Rad Laboratories
       7.500%, 08/15/13                   100            103
     Biovail
       7.875%, 04/01/10                   100            102
     CDRV Investors (B)
       0.000%, 01/01/15                   200            172


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------
     MQ Associates (B)
       0.000%, 08/15/12                  $150        $    61
     Mylan Laboratories
       5.750%, 08/15/10                   150            149
     Tenet Healthcare
       9.250%, 02/01/15                   200            198
     ------------------------------------------------------------
     TOTAL MEDICAL                                       785
     ============================================================

     MEDICAL PRODUCTS & SERVICES [0.7%]
     HCA (A)
       9.250%, 11/15/16                    50             54
     Idearc (A)
       8.000%, 11/15/16                   125            129
     Vanguard Health Holding
       9.000%, 10/01/14                   100            101
     ------------------------------------------------------------
     TOTAL MEDICAL PRODUCTS & SERVICES                   284
     ============================================================

     METALS & MINING [0.7%]
     Freeport-McMoRan Copper & Gold
       8.250%, 04/01/15                   125            134
     Novelis
       7.250%, 02/15/15                   150            159
     ------------------------------------------------------------
     TOTAL METALS & MINING                               293
     ============================================================

     MISCELLANEOUS BUSINESS SERVICES [3.3%]
     Affinion Group
       11.500%, 10/15/15                  150            165
     Allied Security Escrow
       11.375%, 07/15/11                  150            153
     Carriage Services
       7.875%, 01/15/15                   200            205
     CCM Merger (A)
       8.000%, 08/01/13                   225            226
     Compagnie Generale de
       Geophysique
       7.500%, 05/15/15                   100            103
     Integrated Alarm Services
       Group (A)
       12.000%, 11/15/11                  100             99
     Jacobs Entertainment
       9.750%, 06/15/14                    75             77
     Mobile Services Group (A)
       9.750%, 08/01/14                   150            159
     Seneca Gaming
       7.250%, 05/01/12                   100            101
     ------------------------------------------------------------
     TOTAL MISCELLANEOUS BUSINESS SERVICES             1,288
     ============================================================


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 29
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
     ------------------------------------------------------------
     MISCELLANEOUS MANUFACTURING [1.5%]
     AGY Holding (A)
       11.000%, 11/15/14                 $100        $   104
     American Railcar Industries (A)
       7.500%, 03/01/14                    50             51
     Cellu Tissue Holdings
       9.750%, 03/15/10                   100            100
     Dresser-Rand Group
       7.375%, 11/01/14                   133            136
     KI Holdings (B)
       0.000%, 11/15/14                   250            210
     ------------------------------------------------------------
     TOTAL MISCELLANEOUS MANUFACTURING                   601
     ============================================================

     PAPER & RELATED PRODUCTS [3.1%]
     Abitibi-Consolidated
       7.750%, 06/15/11                   100             96
     Appleton Papers, Ser B
       9.750%, 06/15/14                   100            103
     Domtar
       7.125%, 08/15/15                   150            149
     Exopack Holding
       11.250%, 02/01/14                  100            107
     Georgia-Pacific
       7.700%, 06/15/15                   100            103
     JSG Funding
       9.625%, 10/01/12                    37             39
     Newark Group
       9.750%, 03/15/14                   200            208
     Norampac
       6.750%, 06/01/13                   100             99
     Norske Skog Canada
       7.375%, 03/01/14                   250            242
     Verso Paper Holdings (A)
       9.125%, 08/01/14                    65             68
     ------------------------------------------------------------
     TOTAL PAPER & RELATED PRODUCTS                    1,214
     ============================================================

     PETROLEUM & FUEL PRODUCTS [9.7%]
     Atlas Pipeline Partners
       8.125%, 12/15/15                   200            206
     Chesapeake Energy
       6.250%, 01/15/18                   100             99
     Clayton William Energy
       7.750%, 08/01/13                   150            141
     Colorado Interstate Gas
       6.800%, 11/15/15                   150            160
     Comstock Resources
       6.875%, 03/01/12                   150            145
     Dynegy Holdings
       6.875%, 04/01/11                   100            100


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     El Paso
       7.000%, 05/15/11                  $275       $    289
     El Paso Production Holding
       7.750%, 06/01/13                   200            209
     Forest Oil
       8.000%, 06/15/08                   150            153
       8.000%, 12/15/11                   100            104
     Frontier Oil
       6.625%, 10/01/11                   150            150
     Giant Industries
       8.000%, 05/15/14                   200            216
     Pacific Energy
       7.125%, 06/15/14                   100            104
       6.250%, 09/15/15                   250            250
     Parker Drilling
       9.625%, 10/01/13                   150            163
     Pogo Producing
       6.875%, 10/01/17                   300            292
     Pride International
       7.375%, 07/15/14                   100            103
     Regency Energy Partners (A)
       8.375%, 12/15/13                   100            102
     Swift Energy
       7.625%, 07/15/11                   100            103
     Targa Resources (A)
       8.500%, 11/01/13                   200            204
     Whiting Petroleum
       7.000%, 02/01/14                   300            292
     Williams
       7.625%, 07/15/19                    50             54
       6.375%, 10/01/10 (A)               150            152


     ------------------------------------------------------------
     TOTAL PETROLEUM & FUEL PRODUCTS                   3,791
     ============================================================

     PRINTING & PUBLISHING [4.0%]
     Dex Media (B)
       8.738%, 11/15/13                   200            186
     Dex Media East
       9.875%, 11/15/09                   100            104
     Dex Media West, Ser B
       8.500%, 08/15/10                   100            105
     Haights Cross Operating
       11.750%, 08/15/11                  200            210
     Lyondell Chemical
       8.000%, 09/15/14                    60             63
     MediMedia USA (A)
       11.375%, 11/15/14                   50             53
     Primedia
       8.000%, 05/15/13                   100            104
     Reader's Digest Association (A)
       9.000%, 02/15/17                    75             72


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 30
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND (CONTINUED)


DESCRIPTION                   FACE AMOUNT (000)  VALUE (000)
-----------------------------------------------------------------

     RH Donnelley
       6.875%, 01/15/13                  $200        $   194
     Sheridan Group
       10.250%, 08/15/11                  150            157
     Valassis Communications (A)
       8.250%, 03/01/15                   140            138
     Visant Holding
       8.750%, 12/01/13                   100            104
     Warner Music Group
       7.375%, 04/15/14                   100             95
     ------------------------------------------------------------
     TOTAL PRINTING & PUBLISHING                       1,585
     ============================================================

     REAL ESTATE INVESTMENT TRUST [0.4%]
     Host Marriott, Ser O
       6.375%, 03/15/15                   150            149
     ============================================================

     RETAIL [1.8%]
     Buffets
       12.500%, 11/01/14                  100            104
     Group 1 Automotive
       8.250%, 08/15/13                   100            104
     Landry's Restaurants, Ser B
       7.500%, 12/15/14                   100             99
     NPC International
       9.500%, 05/01/14                   100            103
     Rite Aid
       8.125%, 05/01/10                   100            103
     Sbarro (A)
       10.375%, 02/01/15                   50             52
     True Temper Sports
       8.375%, 09/15/11                   150            133
     ------------------------------------------------------------
     TOTAL RETAIL                                        698
     ============================================================

     RUBBER & PLASTIC [0.4%]
     Goodyear Tire & Rubber
       9.000%, 07/01/15                   150            165
     ============================================================

     SEMI-CONDUCTORS [1.1%]
     Amkor Technology
       9.250%, 06/01/16                   100            104
     Flextronics International
       6.250%, 11/15/14                   100             97
     Freescale Semiconductor (A)
       10.125%, 12/15/16                  150            151
     Sensata Technologies
       8.000%, 05/01/14                   100             99
     ------------------------------------------------------------
     TOTAL SEMI-CONDUCTORS                               451
     ============================================================


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------
     SPECIAL PURPOSE ENTITY [0.4%]
       Hawker Beechcraft Acquision (A)
       8.500%, 04/01/15                  $100        $   104
     Seitel (A)
       9.750%, 02/15/14                    50             51
     ------------------------------------------------------------
     TOTAL SPECIAL PURPOSE ENTITY                        155
     ============================================================

     STEEL & STEEL WORKS [1.2%]
     AK Steel
       7.875%, 02/15/09                    58             58
       7.750%, 06/15/12                   150            153
     Gerdau Ameristeel
       10.375%, 07/15/11                  100            106
     International Steel Group
       6.500%, 04/15/14                   150            156
     ------------------------------------------------------------
     TOTAL STEEL & STEEL WORKS                           473
     ============================================================

     TELEPHONES & TELECOMMUNICATIONS [8.3%]
     American Cellular, Ser B
       10.000%, 08/01/11                   25             26
     American Tower
       7.125%, 10/15/12                   150            154
     Centennial Communications
       10.125%, 06/15/13                  100            108
        8.125%, 02/01/14                   50             52
     Cincinnati Bell
       8.375%, 01/15/14                   185            189
     Dobson Cellular Systems
       9.875%, 11/01/12                   230            251
     Dobson Communications (C)
       9.610%, 10/15/12                   250            257
     Insight Midwest
       9.750%, 10/01/09                   104            106
     IPCS
       11.500%, 05/01/12                  150            165
     Level 3 Financing (A)
       9.250%, 11/01/14                   125            128
     MetroPCS Wireless (A)
       9.250%, 11/01/14                   100            106
     Nordic Telephone (A)
       8.875%, 05/01/16                    50             54
     NTL Cable
       9.125%, 08/15/16                   150            158
     PanAmSat
       9.000%, 08/15/14                    96            104
     Qwest
       7.625%, 06/15/15                   564            602
       5.625%, 11/15/08                   100            100


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 31
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONCLUDED)

DESCRIPTION          FACE AMOUNT (000)/SHARES    VALUE (000)
-----------------------------------------------------------------

     Rogers Wireless
       9.625%, 05/01/11                  $100        $   114
       7.250%, 12/15/12                    50             53
     Rural Cellular
       9.750%, 01/15/10                   200            206
     Telenet Group Holding (A) (B)
       9.651%, 06/15/14                    22             21
     Time Warner Telecom Holdings
       9.250%, 02/15/14                   100            107
     Triton PCS
       8.500%, 06/01/13                   150            155
     West (A)
       11.000%, 10/15/16                   55             58
     ------------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATIONS             3,274
     ============================================================

     TRANSPORTATION SERVICES [1.0%]
     Navios Maritime Holdings (A)
       9.500%, 12/15/14                   100            104
     NCL
       10.625%, 07/15/14                  100             99
     Ship Finance International
       8.500%, 12/15/13                   200            205
     ------------------------------------------------------------
     TOTAL TRANSPORTATION SERVICES                       408
     ============================================================

     WASTE DISPOSAL [0.3%]
     Allied Waste North America, Ser B
       7.125%, 05/15/16                   100            102
     ============================================================

     WHOLESALE [0.6%]
     Activant Solutions
       9.500%, 05/01/16                   100             98
     Baldor Electric
       8.625%, 02/15/17                    50             53
     Collins & Aikman Floor Cover, Ser B
       9.750%, 02/15/10                   100            102
     ------------------------------------------------------------
     TOTAL WHOLESALE                                     253
     ============================================================


         TOTAL CORPORATE BONDS
           (Cost $37,317)                             38,131
         ========================================================

COMMON STOCK [0.4%]
     BROADCASTING & CABLE [0.2%]
     Olympus*                           8,500              9
     Time Warner Cable, Cl A*           1,784             67
     ------------------------------------------------------------
     TOTAL BROADCASTING & CABLE                           76
     ============================================================


DESCRIPTION                            SHARES    VALUE (000)
-----------------------------------------------------------------
     BUILDING & CONSTRUCTION SUPPLIES [0.0%]
     Dayton Superior*                     149        $     2
     ============================================================

     RETAIL [0.2%]
     Crunch Equity Holding*                56             84
     ============================================================

         TOTAL COMMON STOCK
           (Cost $143)                                   162
         ========================================================

CASH EQUIVALENTS [1.6%]
     Evergreen Select Money Market,
       Institutional Class, 5.34%**   318,132            318
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I, 5.22%**                  318,132            318
     ------------------------------------------------------------

         TOTAL CASH EQUIVALENTS
           (Cost $636)                                  636
         ========================================================

WARRANTS [0.0%]
     Diva Systems*,
       Expires 03/01/08 (A)               600             --
     Pliant*, Expires 06/01/10 (A)        100             --
     ------------------------------------------------------------

         TOTAL WARRANTS
           (Cost $0)                                      --
         ========================================================

         TOTAL INVESTMENTS [99.3%]
           (Cost $38,096)                            $38,929
         ========================================================


PERCENTAGES ARE BASED ON NET ASSETS OF $39,205 ($ THOUSANDS).
* NON-INCOME PRODUCING SECURITY
** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $7,238 ($ THOUSANDS), REPRESENTING 18.5% OF THE NET ASSETS OF THE FUND.
(B) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2007. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2007.
(D) IN DEFAULT ON INTEREST PAYMENTS.
CL -- CLASS
SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 32
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND



[Bar Graph Omitted]
Percentages are as follows:

SECTOR WEIGHTINGS*:

41.8% Repurchase Agreements
29.0% Commercial Paper
17.3% Corporate Bond
 9.5% Certificate of Deposit
 2.1% U.S. Government Agency Obligations
 0.2% Mortgaged-Backed
 0.1% Cash Equivalent

* Percentages based on total investments.


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

COMMERCIAL PAPER (A) [29.0%]
     ASSET BACKED SECURITIES [16.9%]
     Amsterdam Funding
       5.250%, 04/10/07              $ 25,000       $ 24,967
     Barton Capital
       5.300%, 04/11/07                25,000         24,963
     Duke Funding High Grade
       5.275%, 04/20/07                35,000         34,903
     Kitty Hawk Fund
       5.250%, 04/20/07                35,000         34,903
     Laguna
       5.240%, 06/05/07                35,000         34,669
     Ranger Funding
       5.250%, 04/18/07                25,000         24,938
     Versailles
       5.280%, 04/19/07                35,000         34,908
     Windmill Funding
       5.250%, 04/10/07                25,000         24,967
     Yorktown Capital
       5.260%, 05/08/07                25,000         24,865
     ------------------------------------------------------------
     TOTAL ASSET BACKED SECURITIES                   264,083
     ============================================================

     BANKS [1.6%]
     Lloyds TSB Bank
       5.265%, 04/02/07                25,000         24,996
     ============================================================

     COMPUTER SYSTEM DESIGN & SERVICES [4.5%]
     Hewlett-Packard
       5.250%, 04/24/07                35,000         34,869
     IBM Capital
       5.250%, 04/24/07                35,000         34,883
     ------------------------------------------------------------
     TOTAL COMPUTERS SYSTEM
       DESIGN & SERVICES                              69,752
     ============================================================

     FINANCE AUTO LOANS [2.2%]
     Toyota Motor Credit
       5.235%, 04/12/07                35,000         34,944


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     INSURANCE [1.6%]
     Prudential Funding
       5.260%, 04/19/07              $ 25,000       $ 24,934
     ============================================================

     SECURITY BROKERS & DEALERS [2.2%]
     Bear Stearns
       5.240%, 04/13/07                35,000         34,939
     ============================================================

         TOTAL COMMERCIAL PAPER
           (Cost $453,648)                           453,648
         ========================================================

CORPORATE BONDS [17.3%]
     BANKS [5.5%]
     Bank of America
       5.310%, 04/24/07                35,000         35,000
     CIT Group
       7.375%, 04/02/07                 6,250          6,250
     Royal Bank of Canada
       5.320%, 03/20/08                19,225         19,227
     UBS
       5.400%, 11/28/07                25,000         25,000
     ------------------------------------------------------------
     TOTAL BANKS                                      85,477
     ============================================================

     FINANCIAL SERVICES [7.7%]
     American Honda (B)
       5.320%, 01/28/08                35,000         35,000
     General Electric
       5.388%, 03/04/08                25,000         25,019
     Sigma Financial (B)
       5.318%, 11/21/07                35,000         35,000
     SLM, Ser A, MTN
       5.625%, 04/10/07                25,000         25,001
     ------------------------------------------------------------
     TOTAL FINANCIAL SERVICES                        120,020
     ============================================================

     INSURANCE [0.5%]
     Prudential Insurance (B)
       7.650%, 07/01/07                 8,350          8,396
     ============================================================

     INVESTMENT BANKER/BROKER DEALER [1.3%]
     Lehman Brothers Holdings
       4.000%, 01/22/08                20,000         19,793
     ============================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 33
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND (CONTINUED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     PERSONAL CREDIT INSTITUTIONS [2.3%]
     American Express Bank
       5.290%, 01/22/08              $ 20,000       $ 20,000
     Household Finance
       5.836%, 02/15/08                16,300         16,381
     ------------------------------------------------------------
     TOTAL PERSONAL CREDIT INSTITUTIONS               36,381
     ============================================================

         TOTAL CORPORATE BONDS
           (Cost $270,067)                           270,067
         ========================================================

CERTIFICATES OF DEPOSIT [9.5%]
     Bank of Ireland
       5.340%, 08/09/07                29,000         29,000
     Barclays Bank
       5.330%, 03/26/08                25,000         25,000
     Citibank
       5.305%, 04/27/07                35,000         35,000
     Deutsche Bank
       5.260%, 04/05/07                35,000         35,000
     Societe Generale
       5.290%, 07/26/07                25,000         25,000
     ------------------------------------------------------------

         TOTAL CERTIFICATES OF DEPOSIT
           (Cost $149,000)                           149,000
         ========================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [2.1%]
     FHLB
       4.250%, 04/16/07                 5,000          4,998
       5.150%, 06/22/07                 5,000          5,000
       5.250%, 10/26/07                 5,000          5,000
       5.300%, 03/19/08                 5,000          5,000
     FNMA
       5.150%, 11/21/07                 5,000          4,998
       5.150%, 02/04/08                 7,984          7,981
     ------------------------------------------------------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $32,977)                             32,977
         ========================================================

MORTGAGE-BACKED SECURITY [0.2%]
     Capital Auto Receivable Asset
       Trust, Ser 06, Cl SN-1           2,780          2,780
     ============================================================

         TOTAL MORTGAGE-BACKED SECURITY
           (Cost $2,780)                               2,780
         ========================================================

DESCRIPTION          SHARES/FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------
CASH EQUIVALENT [0.1%]
     Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I, 5.17%*                   931,926     $      932
     ------------------------------------------------------------

         TOTAL CASH EQUIVALENT
           (Cost $932)                                   932
         ========================================================

REPURCHASE AGREEMENTS (C) [41.9%]
     Banc of America
       5.380%, date 03/30/07,
       repurchased on 04/02/07,
       repurchase price $125,056,042
       (collateralized by a U.S.
       Government obligation,
       par value $198,729,018,
       5.000%, 03/01/34; with
       total market value
       $127,500,001)                 $125,000        125,000
     Barclay Bank
       5.390%, dated 03/30/07,
       repurchased on 04/02/07,
       repurchase price $154,269,262
       (collateralized by various U.S.
       Government obligations,
       ranging in par value
       $9,658,139-$46,108,532
       5.645%-6.000%, 07/01/36-
       03/01/37; with total market
       value $157,284,000)            154,200        154,200
     Bear Stearns
       5.380%, dated 03/30/07,
       repurchased on 04/02/07,
       repurchase price $150,067,250
       (collateralized by various U.S.
       Government obligations,
       ranging in par value
       $29,915,000-$45,084,648,
       4.000%-7.500%, 08/01/13-
       03/01/36; with total market
       value $153,002,992)            150,000        150,000
     Lehman Brothers
       5.370%, dated 03/30/07,
       repurchased on 04/02/07,
       repurchase price $100,044,750
       (collateralized by various U.S.
       Government obligations,
       ranging in par value
       $22,480,000-$93,500,000,
       6.000%-6.500%, 01/01/24-
       03/01/37 with total
       market value $102,001,887)     100,000        100,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 34
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND (CONCLUDED)


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     Nomura
       5.410%, dated 03/30/07,
       repurchased on 04/02/07,
       repurchase price $125,056,354
       (collateralized by various U.S.
       Government obligations,
       ranging in par value
       $41,433,743-$100,001,008,
       6.157%-6.885%, 07/01/35-
       09/01/36; with total market
       value $127,500,001)           $125,000       $125,000
     ------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENTS
           (Cost $654,200)                           654,200
         ========================================================

         TOTAL INVESTMENTS [100.1%]
           (Cost $1,563,604)                      $1,563,604
         ========================================================


PERCENTAGES ARE BASED ON NET ASSETS OF $1,562,566 ($ THOUSANDS).
* RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2007.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $78,396 ($ THOUSANDS), REPRESENTING 5.0% OF THE NET ASSETS OF THE FUND.
(C) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 35
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

[Bar Graph Omitted]
Percentages are as follows:

SECTOR WEIGHTINGS*:
50.4% Repurchase Agreements
49.6% U.S. Government Agency Obligations

* Percentages based on total investments.

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS [49.5%]
     FAMC
       5.250%, 01/11/08              $ 14,725       $ 14,725
     FHLB
       5.100%, 04/03/07 (A)            50,000         49,986
       5.150%, 04/09/07 (A)            75,000         74,914
       5.150%, 04/11/07 (A)           100,000         99,857
       4.250%, 04/16/07                31,930         31,917
       5.170%, 04/20/07 (A)            50,000         49,864
       3.500%, 05/15/07                45,000         44,901
       4.625%, 05/18/07                36,010         35,984
       5.150%, 06/22/07                25,000         25,000
       3.125%, 08/15/07                15,530         15,411
       4.750%, 08/17/07                21,000         20,961
       5.260%, 10/23/07                25,000         25,000
       5.250%, 10/26/07                37,060         37,060
       4.125%, 10/26/07                20,000         19,875
       5.500%, 12/27/07                15,000         15,029
       5.290%, 01/10/08                25,500         25,500
       5.250%, 01/16/08                 9,445          9,445
       4.000%, 02/01/08                10,520         10,413
       5.280%, 02/07/08                20,000         20,003
       5.250%, 02/13/08                10,780         10,795
       5.125%, 02/26/08                23,690         23,699
       5.300%, 03/05/08                20,000         20,000
       5.300%, 03/19/08                25,000         25,000
     FHLMC
       3.750%, 04/15/07               200,000        199,843
       5.150%, 04/30/07 (A)            25,000         24,896
       5.248%, 11/30/07 (A)            13,107         12,662
       5.350%, 03/26/08                25,000         25,000
     FHLMC MTN
       5.140%, 12/14/07                38,645         38,637
     FNMA
       5.250%, 04/15/07                46,383         46,379
       3.250%, 04/20/07                 5,000          4,995
       5.140%, 05/01/07 (A)            50,000         49,786
       3.875%, 05/15/07                50,000         49,910
       4.250%, 07/15/07                20,024         19,960
       5.150%, 11/21/07                25,000         24,989
       5.150%, 02/04/08                10,000          9,996
     ------------------------------------------------------------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost $1,212,392)                       1,212,392
         ========================================================


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------
REPURCHASE AGREEMENTS (B) [50.2%]
     Bank of America
       5.380%, dated 03/30/07,
       repurchased on 04/02/07,
       repurchase price $225,100,875
       (collateralized by a U.S.
       Government obligation,
       par value $237,925,037,
       5.000%, 03/01/35; with
       total market value
       $229,500,000)                 $225,000       $225,000
     Barclay Bank
       5.390%, dated 03/30/07,
       repurchased on 04/02/07,
       repurchase price $229,734,394
       (collateralized by U.S.
       Government obligations,
       ranging in par value
       $3,228,203-$67,696,245,
       3.791%-6.019%, 04/01/09-
       11/01/36; with total market
       value $234,294,000)            229,700        229,700
     Bear Stearns, Inc. & Co.
       5.320%, dated 03/30/07,
       repurchased on 04/02/07,
       repurchase price $225,033,253
       (collateralized by U.S. Treasury
       obligations, ranging in par value
       $44,716,780-$54,456,000,
       4.500%-6.000%, 04/01/20-
       12/01/36, with total market
       value $229,503,173)            225,000        225,000
     Deutsche Bank
       5.380%, dated 03/30/07,
       repurchased on 04/02/07,
       repurchase price $150,067,250
       (collateralized by U.S.
       Government obligations,
       ranging in par value
       $21,755,880-$37,144,000,
       5.500%-6.500%, 08/25/15-
       08/25/32; with total market
       value $153,000,000)            150,000        150,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 36
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------
     Lehman Brothers
       5.280%, dated 03/30/07,
       repurchased on 04/02/07,
       repurchase price $100,014,670
       (collateralized by U.S.
       Government obligations,
       ranging in par value
       $4,980,000-$50,115,372,
       4.500%-5.000%, 09/01/18-
       11/01/19; with total market
       value $102,004,940)           $100,000       $100,000
     Nomura
       5.410%, dated 03/30/07,
       repurchased on 04/02/07,
       repurchase price $200,030,059
       (collateralized by U.S.
       Government obligations,
       ranging in par value
       $346,369-$66,266,563,
       3.725%-8.799%, 12/01/16-
       04/01/36; with total market
       value $204,000,001)            200,000        200,000
     UBS Warburg
       5.310%, dated 03/30/07,
       repurchased on 04/02/07,
       repurchase price $100,059,000
       (collateralized by U.S.
       Government obligations,
       ranging in par value
       $26,255,000-$58,885,000,
       4.500%-5.000%, 111/01/20-
       12/01/36; with total market
       value $102,001,748)            100,000        100,000
     ------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENTS
           (Cost $1,229,700)                       1,229,700
         ========================================================

         TOTAL INVESTMENTS [99.7%]
           (Cost $2,442,092)                      $2,442,092
         ========================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $2,448,995 ($ THOUSANDS).
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) TRI-PARTY REPURCHASE AGREEMENT
FAMC -- FEDERAL AGRICULTURAL MORTGAGE CORPORATION
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 37
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND

[Bar Graph Omitted]
Percentages are as follows:

SECTOR WEIGHTINGS*:
15.7% General Obligation
12.5% General Revenue
11.8% Housing
10.2% Water
 9.4% Power
 8.2% Education
 8.0% Industrial Development
 7.2% Transportation
 5.6% Healthcare
 5.2% Utilities
 4.9% Public Facilities
 0.8% Commercial Paper
 0.5% Equipment

* Percentages based on total investments.

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------
MUNICIPAL BONDS [99.9%]
     CALIFORNIA [99.3%]
     ABAG, Finance Authority for
       Non-Profit Corporations,
       Hamlin School Project,
       Ser A, GO (A) (B) (C)
       3.550%, 08/01/32               $ 1,500       $  1,500
     ABAG, Finance Authority for
       Non-Profit Corporations,
       Public Policy Institute,
       Ser A, RB (A) (B) (C)
       3.550%, 11/01/31                 2,915          2,915
     ABAG, Finance Authority for
       Non-Profit Corporations,
       School of the Sacred
       Heart, Ser B, RB (A) (B) (C)
       3.690%, 06/01/30                 8,100          8,100
     ABAG, Finance Authority for
       Non-Profit Corporations,
       Ser C, COP (A) (B) (C)
       3.650%, 10/01/27                 9,920          9,920
     ABAG, Finance Authority for
       Non-Profit Corporations,
       Ser D, COP (A) (B) (C)
       3.650%, 10/01/27                 2,400          2,400
     Anaheim, Multi-Family Housing
       Authority, Heritage Village
       Apartments Project, Ser A,
       RB (A) (B) (D)
       3.550%, 07/15/33                 4,685          4,685
     Berkeley, TRAN
       4.000%, 10/31/07                 9,550          9,580
     Berkeley, YMCA Project,
       RB (A) (B) (C)
       3.550%, 06/01/23                 1,850          1,850


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     California State, Community
       College Financing Authority,
       Ser A, TRAN, FSA
       4.500%, 06/29/07               $ 4,500       $  4,509
     California State, Daily
       Kindergarten University,
       Ser B-1, GO (A) (B) (C)
       3.650%, 05/01/34                 4,200          4,200
     California State, Department of
       Water Resource & Power,
       Ser A, RB, MBIA (A) (B)
       5.250%, 05/01/07                 2,590          2,593
     California State, Department of
       Water Resource & Power,
       Ser C-15, RB (A) (B) (C)
       3.550%, 05/01/22                 5,000          5,000
     California State, Department of
       Water Resource & Power,
       Sub-Ser F-2, RB (A) (B) (C)
       3.670%, 05/01/20                 8,100          8,100
     California State, Department of
       Water Resource & Power,
       Sub-Ser G-3, RB, FSA (A) (B)
       3.550%, 05/01/16                 1,050          1,050
     California State, Department of
       Water Resource & Power,
       Sub-Ser G-4, RB, FSA (A) (B)
       3.490%, 05/01/16                10,000         10,000
     California State, Department of
       Water Resourse & Power,
       Ser B-6, RB (A) (B) (C)
       3.610%, 05/01/22                 1,200          1,200
     California State, Economic
       Development Financing
       Authority, KQED Project,
       RB (A) (B) (C)
       3.550%, 04/01/20                 1,300          1,300
     California State, Economic
       Recovery Authority,
       Ser C, RB
       Callable 04/10/07 @ 100
       (A) (B)
       3.650%, 07/01/23                11,135         11,135
     California State, Economic
       Recovery Authority,
       Ser C-12, RB (A) (B)
       3.550%, 07/01/23                 1,100          1,100
     California State, Economic
       Recovery Authority,
       Ser C-13, RB, XLCA (A) (B)
       3.550%, 07/01/23                 5,000          5,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 38
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     California State, Economic
       Recovery Authority,
       Ser C-4, RB (A) (B)
       3.680%, 07/01/23               $ 5,325       $  5,325
     California State, Economic
       Recovery Authority,
       Ser C-8, RB (A) (B) (C)
       3.550%, 07/01/23                 3,000          3,000
     California State, Educational
       Facilities Authority, Chapman
       University Project,
       RB (A) (B) (C)
       3.550%, 12/01/30                 1,000          1,000
     California State, Educational
       Facilities Authority, University
       San Francisco, RB (A) (B) (C)
       3.470%, 05/01/30                 5,200          5,200
     California State, Health Facilities
       Finance Authority, Adventist
       Health Systems Project,
       Ser B, RB (A) (B) (C)
       3.630%, 09/01/25                 4,400          4,400
     California State, Health Facilities
       Finance Authority, Adventist
       Hospital Project,
       Ser A, RB, MBIA (A) (B)
       3.680%, 09/01/28                 4,400          4,400
     California State, Infrastructure &
       Economic Authority, Asian Art
       Museum Foundation Project,
       RB, MBIA (A) (B)
       3.680%, 06/01/34                14,100         14,100
     California State, Infrastructure &
       Economic Authority,
       Contemporary Jewish Museum
       Project, RB (A) (B) (C)
       3.650%, 12/01/36                 5,000          5,000
     California State, Kindergarten-
       University Project,
       Ser B-3, GO
       3.610%, 05/01/34                 2,300          2,300
     California State, RAN
       4.500%, 06/29/07                 7,650          7,670
     California State, Ser B,
       Sub-Ser B-1, GO (A) (B) (C)
       3.560%, 05/01/40                19,000         19,000
     California State, Ser B,
       Sub-Ser B-7, GO (A) (B) (C)
       3.650%, 05/01/40                 3,425          3,425
     California State, Ser B-1,
       GO (A) (B) (C)
       3.530%, 05/01/33                 7,000          7,000


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     California State, Ser C-2,
       GO (A) (B) (C)
       3.550%, 05/01/33               $ 7,700       $  7,700
     California State, Weekly
       Kindgarten University,
       Ser B-5, GO (A) (B) (C)
       3.560%, 05/01/34                11,525         11,525
     California Statewide,
       Communities Development
       Authority, Childrens
       Hospital Project, Ser A, RB,
       AMBAC (A) (B)
       3.540%, 08/15/32                 3,210          3,210
     California Statewide,
       Communities Development
       Authority, Childrens Hospital
       Project, Ser B, RB,
       AMBAC (A) (B)
       3.540%, 08/15/32                 1,800          1,800
     California Statewide,
       Communities Development
       Authority, Monterey County
       Project, Ser A-3, TRAN
       4.500%, 06/29/07                 5,000          5,011
     California Statewide,
       Communities Development
       Authority, North Peninsula
       Jewish Project, RB (A) (B) (C)
       3.680%, 07/01/34                 6,300          6,300
     Contra Costa County,
       Ser A, TRAN
       4.500%, 12/11/07                 5,000          5,038
     Corona, Multi-Family Housing
       Authority, Country Hills
       Project, Ser A, RB (A) (B) (D)
       3.540%, 02/01/25                 6,355          6,355
     East Bay, Municipal Utilities
       District Authority,
       Ser A, RB, FSA (A) (B)
       3.540%, 06/01/25                 8,915          8,915
     East Bay, Municipal Utilities
       District Authority,
       Sub-Ser 1, RB,
       XLCA (A) (B)
       3.550%, 06/01/38                 6,700          6,700
     East Bay, Municipal Utilities
       District Authority,
       Sub-Ser B-1, RB,
       XLCA (A) (B)
       3.550%, 06/01/38                13,880         13,880


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 39
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                   FACE AMOUNT (000)  VALUE (000)
-----------------------------------------------------------------

     East Bay, Municipal Utilities
       District Authority,
       Sub-Ser B-3, RB,
       XLCA (A) (B)
       3.500%, 06/01/38               $ 4,985       $  4,985
     Eastern California, Municipal
       Water District, COP,
       Ser B, TA, FGIC (A) (B)
       3.550%, 07/01/20                 5,000          5,000
     Fremont, Family Center Finance
       Project, COP (A) (B) (C)
       3.490%, 08/01/28                 4,300          4,300
     Fremont, Office Building
       Improvement & Fire
       Equipment Project,
       COP (A) (B) (C)
       3.490%, 08/01/30                 3,345          3,345
     Fresno, Multi-Family Housing
       Authority, Stonepine
       Apartment Project,
       Ser A, RB (A) (B) (D)
       3.540%, 02/15/31                 2,495          2,495
     Fresno, Palm Lakes Apartment
       Project, RB (A) (B) (C)
       3.580%, 05/01/15                 3,615          3,615
     Glendale, Police Building
       Project, COP (A) (B)
       3.540%, 06/01/30                19,600         19,600
     Grant, Joint Union High School
       District, School Facility
       Bridge Funding Project,
       COP, FSA (A) (B)
       3.550%, 09/01/34                 1,000          1,000
     Huntington Beach, Union High
       School District, School
       Facility Bridge Funding
       Project, COP, FSA (A) (B)
       3.550%, 09/01/28                 1,890          1,890
     Irvine Ranch, Water District
       #140-240-105-250,
       GO (A) (B) (C)
       3.610%, 04/01/33                 9,125          9,125
     Irvine Ranch, Water District,
       GO (A) (B) (C)
       3.650%, 01/01/21                 3,300          3,300
     Irvine, Improvement Board, Act
       1915 Project, District #03-19,
       Ser A, SAB (A) (B) (C)
       3.610%, 09/02/29                 5,393          5,393
     Irvine, Improvement Board, Act
       1915 Project, District #03-19,
       Ser B, SAB (A) (B)
       3.650%, 09/02/29                 2,000          2,000


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     Irvine, Improvement Board, Act
       1915 Project, District #05-21,
       Ser A, RB (A) (B) (C)
       3.650%, 09/02/31               $15,500       $ 15,500
     Irvine, Improvement Board, Act
       1915 Project, District #87-8,
       SAB (A) (B) (C)
       3.630%, 09/02/24                 1,100          1,100
     Irvine, Improvement Board, Act
       1915 Project, District #93-14,
       SAB (A) (B) (C)
       3.650%, 09/02/25                 5,267          5,267
     Kern County, TRAN
       4.500%, 06/29/07                 5,000          5,012
     Kings County, Multi-Family
       Housing Authority, Edgewater
       Isle Apartments Project,
       Ser A, RB (A) (B) (D)
       3.540%, 02/15/31                13,410         13,410
     Lemon Grove, Multifamily
       Housing, Hillside Terrace
       Project, RB (A) (B) (D)
       3.540%, 02/15/31                 4,955          4,955
     Los Angeles County, Multi-
       Family Housing Authority,
       Malibu Canyon Apartments
       Project, Ser B, RB (A) (B) (C)
       3.560%, 06/01/10                 8,000          8,000
     Los Angeles County,
       Ser A, TRAN
       4.500%, 06/29/07                13,000         13,030
     Los Angeles, Department of
       Water & Power, Sub-Ser B-1,
       RB (A) (B)
       3.540%, 07/01/35                 7,000          7,000
     Los Angeles, Metropolitan
       Transit Commission, Ser A,
       RB, FGIC (A) (B)
       3.540%, 07/01/12                 8,530          8,530
     Los Angeles, Metropolitan
       Transportation Authority,
       Proposition C, Ser A, RB,
       MBIA (A) (B)
       3.550%, 07/01/20                11,015         11,015
     Los Angeles, Unified School
       District, Administration
       Building Project, Ser A,
       COP, AMBAC (A) (B)
       3.500%, 10/01/24                 8,365          8,365
     Los Angeles, Unified School
       District, TRAN
       4.000%, 12/03/07                 3,155          3,164


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 40
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

    Los Angeles, Wastewater
       Systems, Sub-Ser B-1,
       RB, XLCA (A) (B)
       3.520%, 06/01/28               $ 4,480       $  4,480
     Los Angeles, Water & Power
       Resource Authority,
       Power System Project,
       Sub-Ser A-7, RB (A) (B)
       3.560%, 07/01/35                15,000         15,000
     Los Angeles, Water & Power
       Resource Authority,
       Sub-Ser B-2, RB (A) (B)
       3.500%, 07/01/34                 2,000         2,000
     Los Angeles, Water & Power
       Resource Authority,
       Sub-Ser B-3, RB (A) (B)
       3.650%, 07/01/34                 5,475          5,475
     Moorpark, Unified School
       District, Ser A, COP,
       FSA (A) (B)
       3.550%, 11/01/28                 1,000          1,000
     Mount Diablo, Unified School
       District, TRAN
       4.000%, 11/21/07                 5,000          5,018
     Newport Beach, Hoag
       Memorial Hospital,
       Ser A, RB (A) (B)
       3.650%, 10/01/26                 5,700          5,700
     Newport Beach, Hoag
       Memorial Hospital,
       Ser B, RB (A) (B)
       3.650%, 10/01/26                 1,045          1,045
     Newport Beach, Hoag
       Memorial Hospital,
       Ser C, RB
       Callable 04/10/07 @ 100
       (A) (B)
       3.650%, 10/01/26                 7,870          7,870
     Oakland, Capital Equipment
       Project, COP (A) (B) (C)
       3.550%, 12/01/15                 3,590          3,590
     Oakland-Alameda County,
       Coliseum Project, Ser C-1,
       RB (A) (B) (C)
       3.530%, 02/01/25                15,000         15,000
     Orange County, Apartment
       Development Authority,
       Bear Brand Apartments
       Project, RB (A) (B) (D)
       3.550%, 11/01/07                 1,900          1,900


DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     Orange County, Apartment
       Development Authority,
       Hidden Hills Project,
       Ser C, RB (A) (B)
       3.560%, 11/01/09               $ 3,200       $  3,200
     Orange County, Apartment
       Development Authority,
       Larkspur Canyon Apartments,
       Ser A, RB (A) (B) (D)
       3.570%, 06/15/37                 1,200          1,200
     Orange County, Apartment
       Development Authority,
       Riverbend Apartments
       Project, Ser B, RB (A) (B) (D)
       3.570%, 12/01/29                 5,000          5,000
     Orange County, Apartment
       Development Authority,
       Seaside Meadow Project,
       Ser C, RB (A) (B) (D)
       3.550%, 08/01/08                 8,000          8,000
     Orange County, Improvement
       Board District No. 88,
       RB (A) (B) (C)
       3.680%, 09/02/18                 1,100          1,100
     Orange County, Sanitation
       District Authority,
       Ser A, COP (A) (B)
       3.630%, 08/01/29                 1,755          1,755
     Orange County, Sanitation
       District Authority,
       Ser B, COP (A) (B)
       3.630%, 08/01/30                 1,300          1,300
     Orange County, Water
       District Authority,
       Ser A, COP (A) (B)
       3.540%, 08/01/42                 2,800          2,800
     Pasadena, Public Financing
       Authority, Rose Bowl
       Refinancing & Improvement
       Project, RB (A) (B) (C)
       3.440%, 12/01/23                 5,000          5,000
     Riverside County, Ser C,
       COP (A) (B) (C)
       3.510%, 12/01/15                14,700         14,700
     Riverside, Unified School
       District, Ser C, School
       Facility Bridge Funding
       Project, COP, FSA (A) (B)
       3.550%, 09/01/27                 1,610          1,610


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 41
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                 FACE AMOUNT (000)    VALUE (000)
-----------------------------------------------------------------

     Sacramento County, Housing
       Authority, Bent Tree
       Apartments Project,
       Ser A, RB (A) (B) (D)
       3.540%, 02/15/31               $ 2,500       $  2,500
     Sacramento County, TRAN
       4.500%, 07/17/07                 7,000          7,018
     San Bernardino County,
       Housing Authority, Alta Loma
       Heritage Project, Ser A,
       RB (A) (B) (C)
       3.560%, 02/01/23                 1,354          1,354
     San Diego County, School
       District, Ser A, TRAN
       4.500%, 07/27/07                 6,000          6,015
     San Diego, Museum of Art
       Project, COP (A) (B) (C)
       3.690%, 09/01/30                 1,400          1,400
     San Diego, Unified School
       District, Ser A, TRAN
       4.500%, 07/24/07                 4,000          4,010
     San Francisco (City & County),
       Housing Authority, Bayside
       Village Project D, Ser A,
       RB (A) (B) (C)
       3.560%, 12/01/16                 6,000          6,000
     San Francisco (City & County),
       Moscone Center Expansion
       Project, Ser 2, RB,
       AMBAC (A) (B)
       3.500%, 04/01/30                 1,150          1,150
     San Francisco Bay Area Toll
       Authority, Ser A-1, RB,
       AMBAC (A) (B)
       3.460%, 04/01/45                 5,000          5,000
     San Francisco, Bay Area Toll
       Authority, Ser A, RB,
       AMBAC (A) (B)
       3.460%, 04/01/36                15,850         15,850
     San Francisco, Bay Area Toll
       Authority, Ser C, RB,
       AMBAC (A) (B)
       3.480%, 04/01/25                 5,650          5,650
     San Jose, Redevelopment
       Agency, Merged Area
       Redevelopment Project,
       Ser A, RB (A) (B) (C)
       3.520%, 07/01/26                 3,100          3,100
     Santa Barbara County, Schools
       Financing Authority, TRAN
       4.500%, 06/29/07                 2,000          2,004


DESCRIPTION                   FACE AMOUNT (000)  VALUE (000)
-----------------------------------------------------------------
     Santa Clara County, Financing
       Authority, VMC Facility
       Replacement Project,
       Ser B, RB (A) (B)
       3.500%, 11/15/25               $12,375       $ 12,375
     Santa Clara Valley,
       Transportation Authority,
       Ser A, RB, AMBAC (A) (B)
       3.500%, 06/01/26                 6,300          6,300
     Santa Cruz County, TRAN
       4.500%, 06/29/07                 5,000          5,010
     South Coast, Local Education
       Agencies, Ser A, TRAN
       4.500%, 06/29/07                 2,000          2,005
     Southern California,
       Metropolitan Water District
        Authority, Ser A, RB (A) (B)
       3.540%, 07/01/25                 3,800          3,800
     Southern California,
       Metropolitan Water District
       Authority, Ser B, RB (A) (B)
       3.500%, 07/01/27                 2,100          2,100
     Southern California,
       Metropolitan Water District
       Authority, Ser C-1, RB (A) (B)
       3.520%, 07/01/30                 5,000          5,000
     Southern California,
       Metropolitan Water District
       Authority, Ser C-3, RB (A) (B)
       3.540%, 07/01/30                 8,395          8,395
     Southern California,
       Metropolitan Water District
       Authority, Water Works
       Authorization, Ser B,
       RB (A) (B)
       3.500%, 07/01/28                 5,200          5,200
     Southern California,
       Metropolitan Water District
       Authority, Waterworks
       Authorization, Ser B-4 (A) (B)
       3.540%, 07/01/35                 5,000          5,000
     Southern California,
       Public Power Authority,
       Southern Transmission Project,
       Ser A, RB, FSA (A) (B)
       3.550%, 07/01/23                 6,000          6,000
     Southern California,
       Public Power Authority,
       Southern Transmission Project,
       RB, AMBAC (A) (B) (C)
       3.550%, 07/01/19                 8,000          8,000


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 42
schedule of investments
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                   FACE AMOUNT (000)  VALUE (000)
-----------------------------------------------------------------

     State of California, Economic
       Recovery Authority,
       Ser C-2, RB (A) (B) (D)
       3.650%, 07/01/23               $ 4,160       $  4,160
     State of California,
       Ser B-3, GO (A) (B) (C)
       3.500%, 05/01/33                 6,100          6,100
     Sunnyvale, Government Center
       Site Acquisition Project,
       Ser A, COP, AMBAC (A) (B)
       3.550%, 04/01/31                 4,300          4,300
     Three Valleys, Municipal Water
       District Authority, Miramar
       Water Treatment Project,
       COP (A) (B) (C)
       3.600%, 11/01/14                 4,700          4,700
     Turlock, Irrigation District,
       Capital Improvement &
       Refunding Project,
       COP (A) (B) (C)
       3.680%, 01/01/31                 9,150          9,150
     Upland, Community
       Redevelopment Authority,
       Sunset Ridge & Village
       Apartments Project,
       RB (A) (B) (C)
       3.560%, 12/01/29                 6,700          6,700
     Ventura County, TRAN
       4.500%, 07/02/07                 2,500          2,505
     Westminster, Civic Center
       Refinancing Program,
       Ser A, COP, AMBAC (A) (B)
       3.550%, 06/01/22                 2,900          2,900
     Yolo County, Multi-Family
       Housing Authority, Primero
       Grove Project, Ser A,
       RB (A) (B) (C)
       3.520%, 11/01/27                10,485         10,485
     ------------------------------------------------------------
     TOTAL CALIFORNIA                                719,766
     ============================================================

     WASHINGTON [0.6%]
     Seattle, Municipal Light &
       Power Authority,
       RB (A) (B) (C)
       3.620%, 06/01/21                 4,300          4,300
     ============================================================

         TOTAL MUNICIPAL BONDS
           (Cost $724,066)                           724,066
         ========================================================

COMMERCIAL PAPER (A) [0.8%]
     Contra Costa
       3.510%, 04/04/07               $ 5,800       $  5,800
     ------------------------------------------------------------

         TOTAL COMMERCIAL PAPER
           (Cost $5,800)                               5,800
         ========================================================

         TOTAL INVESTMENTS [100.7%]
           (Cost $729,866)                         $729,866
         ========================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $725,032 ($ THOUSANDS).

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2007.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLMC/FNMA.
ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSISTANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND SAB -- SPECIAL ASSESSMENT BOND
SER -- SERIES
TA -- TAX ALLOCATION
TRAN -- TAX & REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 43
statements of assets and liabilities (000)
MARCH 31, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------


                                                              Large Cap Value   Large Cap Growth   RCB Small Cap    Technology
                                                                Equity Fund      Equity Fund        Value Fund      Growth Fund
                                                        ----------------------------------------------------------------------------

ASSETS:
   Cost of securities (including repurchase agreements)      $     96,260        $    46,150       $    52,841     $    2,583
====================================================================================================================================
   Investments in securities, at value                       $    119,241        $    52,052       $    67,261     $    2,846
   Receivable for capital shares sold                                 531                 97                98              2
   Income receivable                                                  166                 41               109              1
   Prepaid Expenses                                                     3                  1                 4             --
   Cash                                                                --                 --                 4             --
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                119,941             52,191            67,476          2,849
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for capital shares redeemed                                704                147               106             --
   Payable for income distributions                                   207                 87                --             --
   Investment adviser fees payable                                     62                 28                51              2
   Shareholder servicing fees payable                                  28                 13                58              1
   Administrative fees payable                                          5                  2                 3             --
   Other accrued expenses                                               4                  2                 4             --
   Cash overdraft                                                       1                 --                --             --
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                             1,011                279               222              3
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                $    118,930        $    51,912       $    67,254     $    2,846
====================================================================================================================================
NET ASSETS
   Paid-in-Capital
      (unlimited authorization -- $0.01 par value)           $     93,034        $    48,387       $    43,795     $    4,024
   Distributions in excess of net investment income                    (2)                (1)              (63)            (9)
   Accumulated net realized gain (loss) on investments              2,917             (2,376)            9,102         (1,432)
   Net unrealized appreciation on investments                      22,981              5,902            14,420            263
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                $    118,930        $    51,912       $    67,254     $    2,846
====================================================================================================================================
Institutional Shares ($Dollars):
   Net Assets                                                $103,685,597        $39,760,557       $10,119,978     $1,337,870
   Total shares outstanding at end of period                    9,692,163          4,876,380           312,057        296,385
   Net asset value, offering and redemption price per share
      (net assets / shares outstanding)                      $      10.70        $      8.15       $     32.43     $     4.51

Class A Shares ($Dollars):
   Net Assets                                                $ 15,244,501        $12,151,613       $11,143,491     $1,507,882
   Total shares outstanding at end of period                    1,427,187          1,505,797           347,326        339,354
   Net asset value, offering and redemption price per share
      (net assets / shares outstanding)                      $      10.68        $      8.07       $     32.08     $     4.44

Class R Shares ($Dollars):
   Net Assets                                                $         --        $        --       $45,990,279     $       --
   Total shares outstanding at end of period                           --                 --         1,435,671             --
   Net asset value and redemption price per share
      (net assets / shares outstanding)                      $         --        $        --       $     32.03     $       --
   Maximum offering price per share
      (net asset value / 96.50%)                             $         --        $        --       $     33.19     $       --

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 44
statements of assets and liabilities (000)
MARCH 31, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------


                                                                                                    California
                                                                 Corporate         Government       Tax Exempt     High Yield
                                                                 Bond Fund         Bond Fund         Bond Fund      Bond Fund
                                                        ----------------------------------------------------------------------------

ASSETS:
   Cost of securities                                         $    59,084        $    46,987       $    31,125    $    38,096
====================================================================================================================================

   Investments in securities, at value                        $    59,030        $    47,032       $    31,082    $    38,929
   Income receivable                                                  705                256               423            818
   Receivable for capital shares sold                                  60                 39               376              4
   Prepaid Expenses                                                     2                  1                 1              1
   Cash                                                                --                 --                 3             --
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                 59,797             47,328            31,885         39,752
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for income distributions                                   173                125                49            101
   Payable for capital shares redeemed                                112                 69                --             51
   Investment adviser fees payable                                     20                 14                 4             22
   Shareholder servicing fees payable                                  13                 10                 7             14
   Administrative fees payable                                          3                  2                 1              2
   Trustees' fees payable                                              --                 --                --             --
   Payable for investment securities purchased                         --                 --               220            100
   Other accrued expenses                                               3                  2                 1              1
   Cash overdraft                                                      --                 --                --            256
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                               324                222               282            547
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                 $    59,473        $    47,106       $    31,603    $    39,205
====================================================================================================================================
NET ASSETS
   Paid-in-Capital
      (unlimited authorization -- $0.01 par value)            $    59,941        $    47,598       $    31,658    $    39,448
   Undistributed net investment income                                  2                 --                 1             --
   Accumulated net realized loss on investments                      (416)              (537)              (13)        (1,076)
   Net unrealized appreciation (depreciation) on investments          (54)                45               (43)           833
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                 $    59,473        $    47,106       $    31,603    $    39,205
====================================================================================================================================
Institutional Shares ($Dollars):
   Net Assets                                                 $58,296,313        $44,656,557       $30,564,905    $18,189,488
   Total shares outstanding at end of period                    5,710,753          4,328,435         2,992,232      1,978,299
   Net asset value, offering and redemption price per share
      (net assets / shares outstanding)                       $     10.21        $     10.32       $     10.21    $      9.19

Class A Shares ($Dollars):
   Net Assets                                                 $ 1,176,769        $ 2,449,152       $ 1,037,878    $21,015,458
   Total shares outstanding at end of period                      115,203            236,896           101,340      2,285,710
   Net asset value, offering and redemption price per share
      (net assets / shares outstanding)                       $     10.21        $     10.34       $     10.24    $      9.19

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.






                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 45
statements of assets and liabilities (000)
MARCH 31, 2007 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 California
                                                                   Prime                   Government            Tax Exempt
                                                                   Money                      Money                 Money
                                                                Market Fund                Market Fund           Market Fund
                                                        ----------------------------------------------------------------------------

ASSETS:
   Cost of securities (including repurchase agreements)      $  1,563,604               $    2,442,092           $    729,866
====================================================================================================================================

   Investments in securities, at value                       $    909,404               $    1,212,392           $    729,866
   Repurchase agreements, at value                                654,200                    1,229,700                     --
   Income receivable                                                4,685                       11,978                  4,983
   Prepaid Expenses                                                    37                           75                     27
   Cash                                                                --                           99                     --
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                              1,568,326                    2,454,244                734,876
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for income distributions                                 4,697                        3,594                    702
   Shareholder servicing fees payable                                 611                          956                    302
   Investment adviser fees payable                                    329                          508                    129
   Administrative fees payable                                         70                          104                     34
   Other accrued expenses                                              53                           87                     37
   Cash overdraft                                                      --                           --                  8,640
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                                             5,760                        5,249                  9,844
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                $  1,562,566               $    2,448,995           $    725,032
====================================================================================================================================
NET ASSETS
   Paid-in-Capital
      (unlimited authorization -- $0.01 par value)           $  1,562,973               $    2,448,990           $    725,031
   Undistributed (distributions in excess of)
      net investment income                                            (5)                           6                     --
   Accumulated net realized gain (loss) on investments               (402)                          (1)                     1
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                   $  1,562,566               $    2,448,995           $    725,032
====================================================================================================================================
Institutional Shares ($Dollars):
   Net Assets                                                $436,833,772               $   50,912,968           $ 73,458,220
   Total shares outstanding at end of period                  436,971,028                   50,914,222             73,459,551
   Net asset value, offering and redemption price per share
      (net assets / shares outstanding)                      $       1.00               $         1.00           $       1.00
Class A Shares ($Dollars):
   Net Assets                                                $702,482,532               $2,133,333,284           $546,316,718
   Total shares outstanding at end of period                  702,754,218                2,133,326,194            546,319,214
   Net asset value, offering and redemption price per share
      (net assets / shares outstanding)                      $       1.00               $         1.00           $       1.00

Class S Shares ($Dollars):
   Net Assets                                                $423,249,793               $  264,749,201           $105,257,117
   Total shares outstanding at end of period                  423,340,950                  264,749,391            105,253,361
   Net asset value and redemption price per share
      (net assets / shares outstanding)                      $       1.00               $         1.00           $       1.00

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 46
statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------

                                                       Large Cap Value   Large Cap Growth     RCB Small Cap       Technology
                                                         Equity Fund        Equity Fund        Value Fund         Growth Fund
                                                            (000)              (000)              (000)             (000)
                                                 -----------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividend Income                                       $ 1,806              $  427            $  273               $ 10
   Interest Income                                            10                   3               153                 --
------------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                              1,816                 430               426                 10
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fee                                   353                 163               297                 12
   Shareholder Servicing Fees--Institutional Class           124                  48                15                  2
   Shareholder Servicing Fees--Class A(1)                     36                  29                28                  4
   Shareholder Servicing Fees--Class R(1)                     --                  --               117                 --
   Administration fee                                         30                  13                19                  1
   Trustee Fees                                                1                   1                 1                 --
   Transfer Agent Fees                                         6                   2                 3                 --
   Professional fees                                           6                   3                 4                 --
   Custody fees                                                3                   2                 2                 --
   Printing fees                                               2                   1                 2                 --
   Registration fees                                           1                   1                 1                 --
   Insurance and Other expenses                                5                   2                 4                 --
------------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                         567                 265               493                 19
------------------------------------------------------------------------------------------------------------------------------------
      Less Waiver of:
         Transfer Agent Fees                                  (6)                 (2)               (3)                --
   Net Expenses                                              561                 263               490                 19
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                               1,255                 167               (64)                (9)
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Transactions          3,221                 623             9,112                 73
   Net Change in Unrealized Appreciation on Investments    5,763               1,783             1,715                 71
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                           $10,239              $2,573           $10,763               $135
====================================================================================================================================

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.






                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 47
statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                               California
                                                        Corporate           Government         Tax Exempt       High Yield
                                                        Bond Fund           Bond Fund           Bond Fund        Bond Fund
                                                          (000)               (000)               (000)            (000)
                                                 -----------------------------------------------------------------------------------


INVESTMENT INCOME:
   Interest Income                                        $1,402              $1,016              $507             $1,689
   Dividend Income                                            28                  26                 9                 10
------------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                              1,430               1,042               516              1,699
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fee                                   115                  89                40                149
   Shareholder Servicing Fees--Institutional Class            70                  50                36                 24
   Shareholder Servicing Fees--Class A(1)                      3                   5                 3                 57
   Administration fee                                         15                  11                 8                 11
   Trustee Fees                                                1                   1                --                  1
   Transfer Agent Fees                                         3                   2                 1                  2
   Professional fees                                           3                   2                 2                  2
   Custody fees                                                1                   1                 1                  1
   Printing fees                                               1                   1                 1                  1
   Registration fees                                           1                   1                --                 --
   Insurance and Other expenses                                3                   1                 1                  2
------------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                         216                 164                93                250
------------------------------------------------------------------------------------------------------------------------------------
   Less Waiver of:
      Advisory fees                                           --                 (14)              (16)               (18)
      Transfer Agent Fees                                     (3)                 (2)               (1)                (2)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                              213                 148                76                230
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                      1,217                 894               440              1,469
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities Transactions     (80)               (122)               30                179
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                         321                 277              (120)               870
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                           $1,458              $1,049              $350             $2,518
====================================================================================================================================

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 48
statements of operations
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  California
                                                                   Prime                   Government            Tax Exempt
                                                                   Money                      Money                 Money
                                                                Market Fund                Market Fund           Market Fund
                                                                   (000)                      (000)                  (000)
                                                        ----------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest Income                                                $39,271                    $62,291              $14,762
   Dividend Income                                                     17                         --                   --
------------------------------------------------------------------------------------------------------------------------------------
      Total Investment Income                                      39,288                     62,291               14,762
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment advisory fee                                          1,838                      3,057                1,158
   Shareholder Servicing Fees--Institutional Class                    507                         56                  112
   Shareholder Servicing Fees--Class A(1)                           2,524                      7,660                2,486
   Shareholder Servicing Fees--Class S(1)                           1,468                        990                  393
   Administration fee                                                 391                        626                  229
   Trustee Fees                                                        22                         35                   13
   Professional fees                                                   80                        118                   46
   Transfer Agent Fees                                                 72                        115                   42
   Custody fees                                                        34                         65                   24
   Printing fees                                                       27                         43                   16
   Registration fees                                                   27                         31                   14
   Insurance and Other expenses                                        58                        110                   40
------------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                7,048                     12,906                4,573
------------------------------------------------------------------------------------------------------------------------------------
   Less Waiver of:
      Investment Advisory fees                                         --                         --                 (259)
      Shareholder Servicing Fees--Class A(1)                         (942)                    (2,860)                (895)
      Shareholder Servicing Fees--Class S(1)                         (156)                      (106)                 (37)
      Transfer Agent Fees                                             (72)                      (115)                 (42)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                     5,878                      9,825                3,340
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                              33,410                     52,466               11,422
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Loss From Securities Transactions                      --                         (1)                  --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $33,410                    $52,465              $11,422
====================================================================================================================================

(1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.






                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 49

statements of changes in net assets
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2006

-------------------------------------------------------------------------------------------------------------------------

                                                               Large Cap Value                     Large Cap Growth
                                                               Equity Fund (000)                   Equity Fund (000)
                                                        -------------------------------     ----------------------------
                                                            2007               2006             2007             2006
---------------------------------------------------------------------------------------     ----------------------------
OPERATIONS:
   Net Investment Income (Loss)                          $  1,255            $  1,250         $   167          $    99
   Net Realized Gain (Loss) from
     Security Transactions                                  3,221               5,205             623            1,412
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                          5,763               6,087           1,783              547
---------------------------------------------------------------------------------------     ----------------------------
     Net Increase in Net Assets
       Resulting from Operations                           10,239              12,542           2,573            2,058
---------------------------------------------------------------------------------------     ----------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Institutional Class                                     (1,111)             (1,124)           (139)             (96)
   Class A                                                   (144)               (128)            (28)              (5)
   Class R                                                     --                  --              --               --
   Realized Capital Gains:
   Institutional Class                                     (4,815)             (3,330)             --               --
   Class A                                                   (687)               (459)             --               --
   Class R                                                     --                  --              --               --
---------------------------------------------------------------------------------------     ----------------------------
      Total Dividends and Distributions                    (6,757)             (5,041)           (167)            (101)
---------------------------------------------------------------------------------------     ----------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                           11,927              55,314           5,126            7,916
   Shares Issued in Lieu of Dividends and Distributions     4,124               2,902              45               30
   Shares Redeemed                                         (8,361)            (14,689)         (3,114)          (7,829)
---------------------------------------------------------------------------------------     ----------------------------
     Increase (Decrease) in Net Assets from
       Institutional Class Share Transactions               7,690              43,527           2,057              117
---------------------------------------------------------------------------------------     ----------------------------
   CLASS A:
   Shares Issued                                            1,903               2,656           2,000            3,182
   Shares Issued in Lieu of Dividends and Distributions       668                 471              19                4
   Shares Redeemed                                           (863)             (1,743)           (775)          (1,497)
---------------------------------------------------------------------------------------     ----------------------------
     Increase (Decrease) in Net Assets from
       Class A Share Transactions                           1,708               1,384           1,244            1,689
---------------------------------------------------------------------------------------     ----------------------------
   CLASS R:
   Shares Issued                                               --                  --              --               --
   Shares Issued in Lieu of Dividends and Distributions        --                  --              --               --
   Shares Redeemed                                             --                  --              --               --
---------------------------------------------------------------------------------------     ----------------------------
     Decrease in Net Assets from
       Class R Share Transactions                              --                  --              --               --
---------------------------------------------------------------------------------------     ----------------------------
Net Increase (Decrease) in Net Assets from
     Share Transactions                                     9,398              44,911           3,301            1,806
---------------------------------------------------------------------------------------     ----------------------------
       Total Increase (Decrease) in Net Assets             12,880              52,412           5,707            3,763
---------------------------------------------------------------------------------------     ----------------------------
NET ASSETS:
   Beginning of period                                    106,050              53,638          46,205           42,442
---------------------------------------------------------------------------------------     ----------------------------
   End of period                                         $118,930            $106,050         $51,912          $46,205
=======================================================================================     ============================
Undistributed (Distributions in Excess of)
   Net Investment Income                                 $     (2)           $     (2)        $    (1)         $    (1)
---------------------------------------------------------------------------------------     ----------------------------

(1) SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             CNI CHARTER FUNDS | 50

statements of changes in net assets
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2006

------------------------------------------------------------------------------------------------------------------------------------

                                                              RCB Small Cap            Technology Growth         Corporate Bond
                                                             Value Fund (000)             Fund (000)               Fund (000)
                                                        ------------------------   ----------------------   ------------------------
                                                           2007           2006        2007        2006         2007          2006
                                                        ------------------------   ----------------------   ------------------------
OPERATIONS:
   Net Investment Income (Loss)                          $   (64)     $      1      $   (9)      $  (17)     $ 1,217      $  2,227
   Net Realized Gain (Loss) from
     Security Transactions                                 9,112         1,110          73          103          (80)         (276)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                         1,715          (908)         71           81          321          (191)
--------------------------------------------------------------------------------   ----------------------   ------------------------
     Net Increase in Net Assets
       Resulting from Operations                          10,763           203         135          167        1,458         1,760
--------------------------------------------------------------------------------   ----------------------   ------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                        (2)          (35)         --           (4)      (1,192)       (2,167)
   CLASS A                                                    --            (1)         --           --          (24)          (54)
   CLASS R                                                    --           (10)         --           --           --            --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                      (213)         (186)         --           --           --            --
   CLASS A                                                  (165)         (170)         --           --           --            --
   CLASS R                                                  (730)         (785)         --           --           --            --
--------------------------------------------------------------------------------   ----------------------   ------------------------
      Total Dividends and Distributions                   (1,110)       (1,187)         --           (4)      (1,216)       (2,221)
--------------------------------------------------------------------------------   ----------------------   ------------------------

CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                           1,327         5,422         132          333        6,774        15,662
   Shares Issued in Lieu of Dividends and Distributions      196           159          --            4          225           406
   Shares Redeemed                                        (6,537)       (5,973)       (104)        (357)      (4,229)      (11,526)
--------------------------------------------------------------------------------   ----------------------   ------------------------
     Increase (Decrease) in Net Assets from
       Institutional Class Share Transactions             (5,014)         (392)         28          (20)       2,770         4,542
--------------------------------------------------------------------------------   ----------------------   ------------------------
   CLASS A:
   Shares Issued                                             335         1,155          35          144          135           146
   Shares Issued in Lieu of Dividends and Distributions      136           129          --           --           11            25
   Shares Redeemed                                        (1,314)       (3,396)        (34)        (215)        (307)         (353)
--------------------------------------------------------------------------------   ----------------------   ------------------------
     Increase (Decrease) in Net Assets from
       Class A Share Transactions                           (843)       (2,112)          1          (71)        (161)         (182)
--------------------------------------------------------------------------------   ----------------------   ------------------------
   CLASS R:
   Shares Issued                                           2,526        12,077          --           --           --            --
   Shares Issued in Lieu of Dividends and Distributions      690           742          --           --           --            --
   Shares Redeemed                                        (9,499)      (24,106)         --           --           --            --
--------------------------------------------------------------------------------   ----------------------   ------------------------
     Decrease in Net Assets from
       Class R Share Transactions                         (6,283)      (11,287)         --           --           --            --
--------------------------------------------------------------------------------   ----------------------   ------------------------
Net Increase (Decrease) in Net Assets from
     Share Transactions                                  (12,140)      (13,791)         29          (91)       2,609         4,360
--------------------------------------------------------------------------------   ----------------------   ------------------------
       Total Increase (Decrease) in Net Assets            (2,487)      (14,775)        164           72        2,851         3,899
--------------------------------------------------------------------------------   ----------------------   ------------------------
NET ASSETS:
   Beginning of period                                    69,741        84,516       2,682        2,610       56,622        52,723
--------------------------------------------------------------------------------   ----------------------   ------------------------
   End of period                                         $67,254      $ 69,741      $2,846       $2,682      $59,473      $ 56,622
================================================================================   ======================   ========================
Undistributed (Distributions in Excess of)
   Net Investment Income                                 $   (63)     $      3       $  (9)       $  --      $     2      $      1
--------------------------------------------------------------------------------   ----------------------   ------------------------






                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             CNI CHARTER FUNDS | 51

statements of changes in net assets
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2006


------------------------------------------------------------------------------------------------------------------------------------

                                                                  Government                          California Tax Exempt
                                                                Bond Fund (000)                          Bond Fund (000)
                                                          ---------------------------------  --------------------------------------

                                                             2007                2006                  2007               2006
-------------------------------------------------------------------------------------------   --------------------------------------
OPERATIONS:
   Net Investment Income                                   $  894             $ 1,326                $  440             $  723
   Net Realized Gain (Loss) from
      Security Transactions                                  (122)               (360)                   30                (35)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                          277                  48                  (120)               122
-------------------------------------------------------------------------------------------   --------------------------------------
      Net Increase in Net Assets
         Resulting from Operations                          1,049               1,014                   350                810
-------------------------------------------------------------------------------------------   --------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                       (856)             (1,292)                 (424)              (692)
   CLASS A                                                    (39)                (32)                  (15)               (31)
   CLASS S                                                     --                  --                    --                 --
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                         --                  --                    --                (90)
   CLASS A                                                     --                  --                    --                 (5)
   CLASS S                                                     --                  --                    --                 --
-------------------------------------------------------------------------------------------   --------------------------------------
      Total Dividends and Distributions                      (895)             (1,324)                 (439)              (818)
-------------------------------------------------------------------------------------------   --------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                           10,976              13,593                 8,581              8,793
   Shares Issued in Lieu of Dividends and Distributions       245                 338                   152                255
   Shares Redeemed                                         (2,382)             (6,079)               (4,156)            (5,739)
-------------------------------------------------------------------------------------------   --------------------------------------
      Increase (Decrease) in Net Assets from
         Institutional Class Share Transactions             8,839               7,852                 4,577              3,309
-------------------------------------------------------------------------------------------   --------------------------------------
   CLASS A:
   Shares Issued                                              690               1,378                     5                 31
   Shares Issued in Lieu of Dividends and Distributions         8                   9                     3                  6
   Shares Redeemed                                            (38)               (162)                 (101)              (385)
-------------------------------------------------------------------------------------------   --------------------------------------
      Increase (Decrease) in Net Assets from
         Class A Share Transactions                           660               1,225                   (93)              (348)
-------------------------------------------------------------------------------------------   --------------------------------------
   CLASS S:
   Shares Issued                                               --                  --                    --                 --
   Shares Issued in Lieu of Dividends and Distributions        --                  --                    --                 --
   Shares Redeemed                                             --                  --                    --                 --
-------------------------------------------------------------------------------------------   --------------------------------------
      Increase (Decrease) in Net Assets from
         Class S Share Transactions                            --                  --                    --                 --
-------------------------------------------------------------------------------------------   --------------------------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                       9,499               9,077                 4,484              2,961
-------------------------------------------------------------------------------------------   --------------------------------------
Total Increase (Decrease) in Net Assets                     9,653               8,767                 4,395              2,953
-------------------------------------------------------------------------------------------   --------------------------------------
NET ASSETS:
   Beginning of period                                     37,453              28,686                27,208             24,255
-------------------------------------------------------------------------------------------   --------------------------------------
   End of period                                          $47,106             $37,453               $31,603            $27,208
===========================================================================================   ======================================
Undistributed (Distributions in excess of)
   Net Investment Income                                  $    --             $     1               $     1            $    --
-------------------------------------------------------------------------------------------   --------------------------------------

(1)SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 52

-----------------------------------------------------------------------------------------------------------------------

                                                                 High Yield                      Prime Money
                                                               Bond Fund (000)                Market Fund (000)
                                                          --------------------------   -----------------------------

                                                             2007             2006            2007           2006
------------------------------------------------------------------------------------   -----------------------------
OPERATIONS:
   Net Investment Income                                  $ 1,469          $ 3,020     $     33,410  $     43,644
   Net Realized Gain (Loss) from
      Security Transactions                                   179              (18)              --            --
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                          870             (392)              --            --
------------------------------------------------------------------------------------   -----------------------------
      Net Increase in Net Assets
         Resulting from Operations                          2,518            2,610           33,410        43,644
------------------------------------------------------------------------------------   -----------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                       (719)          (1,599)          (9,645)      (14,704)
   CLASS A                                                   (750)          (1,421)         (15,276)      (18,919)
   CLASS S                                                     --               --           (8,495)      (10,020)
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                         --               --               --            --
   CLASS A                                                     --               --               --            --
   CLASS S                                                     --               --               --            --
------------------------------------------------------------------------------------   -----------------------------
      Total Dividends and Distributions                    (1,469)          (3,020)         (33,416)      (43,643)
------------------------------------------------------------------------------------   -----------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                              512            4,120          615,771     1,690,942
   Shares Issued in Lieu of Dividends and Distributions       434              895            1,880         2,507
   Shares Redeemed                                         (4,152)          (6,503)        (568,986)   (1,637,671)
------------------------------------------------------------------------------------   -----------------------------
      Increase (Decrease) in Net Assets from
         Institutional Class Share Transactions            (3,206)          (1,488)          48,665        55,778
------------------------------------------------------------------------------------   -----------------------------
   CLASS A:
   Shares Issued                                              897            1,822        1,111,495     2,204,941
   Shares Issued in Lieu of Dividends and Distributions       426              817            5,424         5,522
   Shares Redeemed                                           (893)          (3,425)      (1,054,800)   (1,882,549)
------------------------------------------------------------------------------------   -----------------------------
      Increase (Decrease) in Net Assets from
         Class A Share Transactions                           430             (786)          62,119       327,914
------------------------------------------------------------------------------------   -----------------------------
   CLASS S:
   Shares Issued                                               --               --          743,524     1,261,525
   Shares Issued in Lieu of Dividends and Distributions        --               --               --            --
   Shares Redeemed                                             --               --         (644,626)   (1,140,675)
------------------------------------------------------------------------------------   -----------------------------
      Increase (Decrease) in Net Assets from
         Class S Share Transactions                            --               --           98,898       120,850
------------------------------------------------------------------------------------   -----------------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                      (2,776)          (2,274)         209,682       504,542
------------------------------------------------------------------------------------   -----------------------------
Total Increase (Decrease) in Net Assets                    (1,727)          (2,684)         209,676       504,543
------------------------------------------------------------------------------------   -----------------------------
NET ASSETS:
   Beginning of period                                     40,932           43,616        1,352,890       848,347
------------------------------------------------------------------------------------   -----------------------------
   End of period                                          $39,205          $40,932      $ 1,562,566   $ 1,352,890
====================================================================================   =============================
Undistributed (Distributions in excess of)
   Net Investment Income                                  $    --          $    --      $        (5)  $         1
------------------------------------------------------------------------------------   -----------------------------


-----------------------------------------------------------------------------------------------------------------------------

                                                                Government Money                 California Tax Exempt
                                                                Market Fund (000)               Money Market Fund (000)
                                                          ---------------------------------   -------------------------------

                                                                  2007            2006              2007             2006
-------------------------------------------------------------------------------------------   -------------------------------
OPERATIONS:
   Net Investment Income                                     $   52,466     $   85,646          $ 11,422         $ 19,286
   Net Realized Gain (Loss) from
      Security Transactions                                          (1)             1                --               --
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                                 --             --                --               --
-------------------------------------------------------------------------------------------   -------------------------------
      Net Increase in Net Assets
         Resulting from Operations                               52,465         85,647            11,422           19,286
-------------------------------------------------------------------------------------------   -------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   INSTITUTIONAL CLASS                                           (1,053)        (2,064)           (1,301)          (2,080)
   CLASS A                                                      (45,761)       (74,663)           (8,829)         (15,136)
   CLASS S                                                       (5,648)        (8,922)           (1,292)          (2,065)
   Realized Capital Gains:
   INSTITUTIONAL CLASS                                               --             --                --               --
   CLASS A                                                           --             --                --               --
   CLASS S                                                           --             --                --               --
-------------------------------------------------------------------------------------------   -------------------------------
      Total Dividends and Distributions                         (52,462)       (85,649)          (11,422)         (19,281)
-------------------------------------------------------------------------------------------   -------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   INSTITUTIONAL CLASS:
   Shares Issued                                                305,556        635,895           846,084        1,444,514
   Shares Issued in Lieu of Dividends and Distributions               2              2                --               --
   Shares Redeemed                                             (307,427)      (615,154)         (857,640)      (1,432,711)
-------------------------------------------------------------------------------------------   -------------------------------
      Increase (Decrease) in Net Assets from
         Institutional Class Share Transactions                  (1,869)        20,743           (11,556)          11,803
-------------------------------------------------------------------------------------------   -------------------------------
   CLASS A:
   Shares Issued                                              2,647,781      5,761,555         1,091,054        2,014,013
   Shares Issued in Lieu of Dividends and Distributions          31,472         51,511             6,815           12,188
   Shares Redeemed                                           (2,486,525)    (5,767,874)       (1,183,030)      (1,964,398)
-------------------------------------------------------------------------------------------   -------------------------------
      Increase (Decrease) in Net Assets from
         Class A Share Transactions                             192,728         45,192           (85,161)          61,803
-------------------------------------------------------------------------------------------   -------------------------------
   CLASS S:
   Shares Issued                                                363,409      1,013,412           170,453          348,788
   Shares Issued in Lieu of Dividends and Distributions              --             --                --               --
   Shares Redeemed                                             (330,743)    (1,009,234)         (172,327)        (329,840)
-------------------------------------------------------------------------------------------   -------------------------------
      Increase (Decrease) in Net Assets from
         Class S Share Transactions                              32,666          4,178           (1,874)           18,948
-------------------------------------------------------------------------------------------   -------------------------------
Net Increase (Decrease) in Net Assets from
   Share Transactions                                           223,525         70,113           (98,591)          92,554
-------------------------------------------------------------------------------------------   -------------------------------
Total Increase (Decrease) in Net Assets                         223,528         70,111           (98,591)          92,559
-------------------------------------------------------------------------------------------   -------------------------------
NET ASSETS:
   Beginning of period                                        2,225,467      2,155,356           823,623          731,064
-------------------------------------------------------------------------------------------   -------------------------------
   End of period                                            $ 2,448,995    $ 2,225,467         $ 725,032        $ 823,623
===========================================================================================   ===============================
Undistributed (Distributions in excess of)
   Net Investment Income                                    $         6    $         2         $      --        $      --
-------------------------------------------------------------------------------------------   -------------------------------




                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           CNI CHARTER FUNDS | PAGE 53

financial highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED) AND THE YEAR OR PERIOD ENDED SEPTEMBER 30,
-------------------------------------------------------------------------------------------------------------------------
                                                    NET
                     NET                   REALIZED AND                DISTRIBUTIONS          NET                    NET
                   ASSET           NET       UNREALIZED    DIVIDENDS            FROM        ASSET                 ASSETS
                   VALUE    INVESTMENT   GAINS (LOSSES)     FROM NET        REALIZED        VALUE                    END
               BEGINNING        INCOME               ON   INVESTMENT         CAPITAL          END      TOTAL   OF PERIOD
               OF PERIOD        (LOSS)       SECURITIES       INCOME           GAINS    OF PERIOD   RETURN++       (000)
-------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
  2007*           $10.36        $ 0.12^          $ 0.87^      $(0.12)         $(0.53)      $10.70       9.65%   $103,686
  2006              9.54          0.13^            1.21^       (0.13)          (0.39)       10.36      14.50      92,946
  2005              8.77          0.10^            1.13^       (0.10)          (0.36)        9.54      14.39      42,974
  2004              7.41          0.08^            1.36^       (0.08)             --         8.77      19.40      38,344
  2003              6.04          0.07             1.37        (0.07)             --         7.41      24.03      33,016
  2002              7.63          0.07            (1.47)       (0.07)          (0.12)        6.04     (18.88)     23,325
Class A (commenced operations on April 13, 2000)
  2007*           $10.35        $ 0.11^          $ 0.85^      $(0.10)         $(0.53)      $10.68       9.43%   $ 15,244
  2006              9.53          0.11^            1.20^       (0.10)          (0.39)       10.35      14.24      13,104
  2005              8.76          0.09^            1.12^       (0.08)          (0.36)        9.53      14.14      10,664
  2004              7.41          0.05^            1.36^       (0.06)             --         8.76      19.01       6,281
  2003              6.04          0.06             1.37        (0.06)             --         7.41      23.75       1,792
  2002              7.62          0.05            (1.46)       (0.05)          (0.12)        6.04     (18.97)        769
-------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
  2007*           $ 7.75        $ 0.03^          $ 0.40^      $(0.03)         $   --       $ 8.15       5.53%   $ 39,760
  2006              7.43          0.02^            0.32^       (0.02)             --         7.75       4.59      35,842
  2005              6.76          0.04^            0.67^       (0.04)             --         7.43      10.55      34,164
  2004              6.37          0.01^            0.38^          --^^            --         6.76       6.20      25,575
  2003              5.25          0.01^            1.12^       (0.01)             --         6.37      21.51      22,249
  2002              6.36          0.00            (1.11)          --              --         5.25     (17.45)     14,195
Class A (commenced operations on March 28, 2000)
  2007*           $ 7.68        $ 0.02^          $ 0.39^      $(0.02)         $   --       $ 8.07       5.32%   $ 12,152
  2006              7.35            --^            0.33^          --^^            --         7.68       4.55      10,363
  2005              6.69          0.02^            0.67^       (0.03)             --         7.35      10.28       8,278
  2004              6.32         (0.01)^           0.38^          --^^            --         6.69       5.87       5,223
  2003              5.21         (0.01)^           1.12^          --              --         6.32      21.31       1,965
  2002              6.33         (0.02)           (1.10)          --              --         5.21     (17.69)        798
-------------------------------------------------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
Institutional Class (commenced operations on October 3, 2001)
  2007*           $28.25        $   --^          $ 4.66^      $(0.01)         $(0.47)      $32.43      16.55%   $ 10,120
  2006             28.58          0.06^            0.05^       (0.07)          (0.37)       28.25       0.40      13,435
  2005             27.30          0.07^            2.58^          --           (1.37)       28.58       9.87      13,975
  2004             21.92          0.06^            5.40^          --           (0.08)       27.30      24.97       8,955
  2003             15.06         (0.04)^           6.90^          --              --        21.92      45.55       6,236
  2002             17.11         (0.07)           (1.98)          --              --        15.06     (11.98)      1,768
Class A (commenced operations on October 3, 2001)
  2007*           $27.98        $(0.03)^         $ 4.60^      $   --          $(0.47)      $32.08      16.40%   $ 11,144
  2006             28.31         (0.01)^           0.05^          --^^         (0.37)       27.98       0.17      10,470
  2005             27.13          0.00^            2.55^          --           (1.37)       28.31       9.55      12,754
  2004             21.84         (0.02)^           5.39^          --           (0.08)       27.13      24.64       7,551
  2003             15.04         (0.08)^           6.88^          --              --        21.84      45.21       2,384
  2002             17.11         (0.05)           (2.02)          --              --        15.04     (12.10)        410
Class R (commenced operations on September 30, 1998)(2)
  2007*           $27.93        $(0.03)^         $ 4.60^      $   --          $(0.47)      $32.03      16.43%   $ 45,990
  2006             28.27         (0.01)^           0.04^          --^^         (0.37)       27.93       0.14      45,836
  2005             27.09          0.01^            2.54^          --           (1.37)       28.27       9.56      57,787
  2004             21.81         (0.02)^           5.38^          --           (0.08)       27.09      24.63      36,473
  2003             15.02         (0.07)^           6.86^          --              --        21.81      45.21      14,267
  2002             16.94         (0.12)           (1.80)          --              --        15.02     (11.33)     10,174
-------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY GROWTH FUND
Institutional Class (commenced operations on October 3, 2000)
  2007*           $ 4.30        $(0.01)^         $ 0.22^      $   --          $   --       $ 4.51       4.88%   $  1,338
  2006              4.04         (0.02)^           0.29^       (0.01)             --         4.30       6.77       1,245
  2005              3.46          0.01^            0.57^          --              --         4.04      16.76       1,187
  2004              3.50         (0.03)^          (0.01)^         --              --         3.46      (1.14)        976
  2003              2.26         (0.02)            1.26           --              --         3.50      54.87         913
  2002              3.54         (0.03)           (1.25)          --              --         2.26     (36.16)        565
Class A (commenced operations on October 23, 2000)
  2007*           $ 4.23        $(0.02)^         $ 0.23^      $   --          $   --       $ 4.44       4.96%   $  1,508
  2006              3.98         (0.03)^           0.28^          --^^            --         4.23       6.30       1,437
  2005              3.42          0.00^            0.56^          --              --         3.98      16.37       1,423
  2004              3.48         (0.04)^          (0.02)^         --              --         3.42      (1.72)      1,240
  2003              2.25         (0.03)            1.26           --              --         3.48      54.67         950
  2002              3.54         (0.04)           (1.25)          --              --         2.25     (36.44)        432

                                                         RATIO
                                                   OF EXPENSES
                                          RATIO     TO AVERAGE
                                         OF NET     NET ASSETS
                       RATIO         INVESTMENT     (EXCLUDING
                 OF EXPENSES      INCOME (LOSS)      WAIVERS &    PORTFOLIO
                  TO AVERAGE         TO AVERAGE      RECOVERED     TURNOVER
             NET ASSETS(1)(3)     NET ASSETS(1)       FEES)(1)         RATE
----------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
  2007*                 0.96%              2.24%          0.97%          11%
  2006                  0.96               1.36           0.97           31
  2005                  0.96               1.12           0.97           34
  2004                  0.97               0.92           0.97           36
  2003                  1.00               1.12           1.00           39
  2002                  1.00               0.90           1.05           42
Class A (commenced operations on April 13, 2000)
  2007*                 1.21%              1.99%          1.22%          11%
  2006                  1.21               1.13           1.22           31
  2005                  1.21               0.87           1.22           34
  2004                  1.22               0.64           1.22           36
  2003                  1.25               0.84           1.25           39
  2002                  1.25               0.65           1.30           42
----------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
  2007*                 0.99%              0.72%          1.00%          12%
  2006                  0.99               0.27           1.00           34
  2005                  0.98               0.57           1.00           27
  2004                  1.01               0.10           1.01           50
  2003                  1.05               0.16           1.03           43
  2002                  1.05              (0.04)          1.09           31
Class A (commenced operations on March 28, 2000)
  2007*                 1.24%              0.48%          1.25%          12%
  2006                  1.24               0.03           1.25           34
  2005                  1.23               0.33           1.25           27
  2004                  1.26              (0.14)          1.26           50
  2003                  1.30              (0.09)          1.29           43
  2002                  1.30              (0.29)          1.34           31
----------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
Institutional Class (commenced operations on October 3, 2001)
  2007*                 1.19%              0.03%          1.20%          28%
  2006                  1.20               0.20           1.21           66
  2005                  1.18               0.26           1.20           41
  2004                  1.21               0.23           1.20           40
  2003                  1.24              (0.20)          1.24           65
  2002                  1.24              (0.46)          1.28           39
Class A (commenced operations on October 3, 2001)
  2007*                 1.44%             (0.22)%         1.45%          28%
  2006                  1.45              (0.04)          1.46           66
  2005                  1.43               0.01           1.45           41
  2004                  1.49              (0.07)          1.48           40
  2003                  1.49              (0.45)          1.49           65
  2002                  1.49              (0.74)          1.53           39
Class R (commenced operations on September 30, 1998)(2)
  2007*                 1.44%             (0.22)%         1.45%          28%
  2006                  1.45              (0.04)          1.46           66
  2005                  1.43               0.02           1.45           41
  2004                  1.49              (0.07)          1.48           40
  2003                  1.49              (0.41)          1.49           65
  2002                  1.49              (0.70)          1.53           39
----------------------------------------------------------------------------
TECHNOLOGY GROWTH FUND
Institutional Class (commenced operations on October 3, 2000)
  2007*                 1.19%             (0.51)%         1.19%          19%
  2006                  1.16              (0.52)          1.10           24
  2005                  1.20               0.34           1.21           37
  2004                  1.20              (0.82)          1.28           33
  2003                  1.20              (0.78)          1.36           29
  2002                  1.20              (0.88)          1.37           24
Class A (commenced operations on October 23, 2000)
  2007*                 1.49%             (0.81)%         1.49%          19%
  2006                  1.46              (0.81)          1.40           24
  2005                  1.50               0.06           1.51           37
  2004                  1.50              (1.12)          1.58           33
  2003                  1.50              (1.08)          1.66           29
  2002                  1.50              (1.18)          1.67           24
*    FOR THE SIX MONTHS ENDED MARCH 31, 2007.
++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
^ PER SHARE CALCULATIONS ARE BASED ON AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
^^   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
(1)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ON OCTOBER 3, 2001, THE RCB SMALL CAP FUND EXCHANGED ALL OF ITS ASSETS AND LIABILITIES FOR SHARES OF THE CNI CHARTER RCB SMALL CAP VALUE FUND. THE CNI CHARTER RCB SMALL CAP VALUE FUND IS THE ACCOUNTING SURVIVOR IN THIS TRANSACTION, AND AS A RESULT, ITS BASIS OF ACCOUNTING FOR ASSETS AND LIABILITIES AND ITS OPERATING RESULTS FOR THE PERIODS PRIOR TO OCTOBER 3, 2001 HAVE BEEN CARRIED FORWARD IN THESE FINANCIAL HIGHLIGHTS.
(3) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                          CNI CHARTER FUNDS | PAGE 54

--------------------------------------------------------------------------------------------------------------------------

                                                    NET
                     NET                   REALIZED AND                DISTRIBUTIONS          NET                    NET
                   ASSET                     UNREALIZED    DIVIDENDS            FROM        ASSET                 ASSETS
                   VALUE           NET   GAINS (LOSSES)     FROM NET        REALIZED        VALUE                    END
               BEGINNING    INVESTMENT               ON   INVESTMENT         CAPITAL          END      TOTAL   OF PERIOD
               OF PERIOD        INCOME       SECURITIES       INCOME           GAINS    OF PERIOD   RETURN++       (000)
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2007*           $10.17        $ 0.22^          $ 0.04^      $(0.22)         $   --       $10.21       2.54%    $58,296
  2006             10.27          0.42^           (0.10)^      (0.42)             --        10.17       3.19      55,290
  2005             10.60          0.40^           (0.27)^      (0.40)          (0.06)       10.27       1.26      51,193
  2004             10.89          0.41^           (0.18)^      (0.41)          (0.11)       10.60       2.15      47,080
  2003             10.65          0.46             0.24        (0.46)             --        10.89       6.74      42,256
  2002             10.72          0.53             0.09        (0.53)          (0.16)       10.65       6.06      40,807
Class A (commenced operations on April 13, 2000)
  2007*           $10.17        $ 0.20^          $ 0.04^      $(0.20)         $   --       $10.21       2.41%    $ 1,177
  2006             10.27          0.39^           (0.10)^      (0.39)             --        10.17       2.93       1,332
  2005             10.61          0.37^           (0.28)^      (0.37)          (0.06)       10.27       0.91       1,530
  2004             10.89          0.37^           (0.16)^      (0.38)          (0.11)       10.61       1.99       1,522
  2003             10.65          0.44             0.23        (0.43)             --        10.89       6.47         830
  2002             10.73          0.50             0.08        (0.50)          (0.16)       10.65       5.69         544
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2007*           $10.28        $ 0.22^          $ 0.04^      $(0.22)         $   --       $10.32       2.56%    $44,657
  2006             10.40          0.41^           (0.12)^      (0.41)             --        10.28       2.89      35,671
  2005             10.62          0.31^           (0.16)^      (0.31)          (0.06)       10.40       1.42      28,132
  2004             10.93          0.25^           (0.17)^      (0.25)          (0.14)       10.62       0.81      20,901
  2003             11.02          0.36^           (0.07)^      (0.37)          (0.01)       10.93       2.68**    15,596
  2002             10.80          0.44             0.34        (0.44)          (0.12)       11.02       7.53      14,502
Class A (commenced operations on April 13, 2000)
  2007*           $10.30        $ 0.21^          $ 0.04^      $(0.21)         $   --       $10.34       2.43%    $ 2,449
  2006             10.42          0.39^           (0.12)^      (0.39)             --        10.30       2.63       1,782
  2005             10.64          0.29^           (0.17)^      (0.28)          (0.06)       10.42       1.16         554
  2004             10.95          0.23^           (0.17)^      (0.23)          (0.14)       10.64       0.55         436
  2003             11.01          0.33^           (0.04)^      (0.34)          (0.01)       10.95       2.71**        18
  2002             10.77          0.43             0.34        (0.41)          (0.12)       11.01       7.47         525
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2007*           $10.25        $ 0.15^          $(0.04)^     $(0.15)         $   --       $10.21       1.10%    $30,565
  2006             10.26          0.29^            0.03^       (0.29)          (0.04)       10.25       3.18      26,074
  2005             10.41          0.28^           (0.11)^      (0.28)          (0.04)       10.26       1.65      22,768
  2004             10.60          0.27^           (0.06)^      (0.27)          (0.13)       10.41       2.00      17,789
  2003             10.83          0.31            (0.04)       (0.31)          (0.19)       10.60       2.63      14,546
  2002             10.50          0.36             0.41        (0.35)          (0.09)       10.83       7.58      16,147
Class A (commenced operations on April 13, 2000)
  2007*           $10.27        $ 0.14^          $(0.03)^     $(0.14)         $   --       $10.24       1.07%    $ 1,038
  2006             10.29          0.26^            0.02^       (0.26)          (0.04)       10.27       2.81       1,134
  2005             10.44          0.25^           (0.11)^      (0.25)          (0.04)       10.29       1.39       1,487
  2004             10.62          0.24^           (0.05)^      (0.24)          (0.13)       10.44       1.84       2,439
  2003             10.85          0.27            (0.02)       (0.29)          (0.19)       10.62       2.37         732
  2002             10.51          0.33             0.43        (0.33)          (0.09)       10.85       7.40          13
--------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2007*           $ 8.96        $ 0.34^          $ 0.23^      $(0.34)         $   --       $ 9.19       6.48%    $18,190
  2006              9.04          0.68^           (0.08)^      (0.68)             --         8.96       6.90      20,887
  2005              9.31          0.71^           (0.27)^      (0.71)             --         9.04       4.85      22,588
  2004              8.95          0.72^            0.36^       (0.72)             --         9.31      12.47      22,860
  2003              8.16          0.76             0.79        (0.76)             --         8.95      19.75      13,387
  2002              8.57          0.83            (0.40)       (0.84)             --         8.16       4.80      10,020
Class A (commenced operations on January 14, 2000)
  2007*           $ 8.96        $ 0.33^          $ 0.23^      $(0.34)         $   --       $ 9.19       6.33%    $21,015
  2006              9.04          0.65^           (0.08)^      (0.65)             --         8.96       6.58      20,045
  2005              9.31          0.69^           (0.27)^      (0.69)             --         9.04       4.54      21,028
  2004              8.95          0.70^            0.35^       (0.69)             --         9.31      12.14      20,655
  2003              8.16          0.74             0.78        (0.73)             --         8.95      19.39      16,878
  2002              8.57          0.81            (0.40)       (0.82)             --         8.16       4.49       9,397

                                                         RATIO
                                                   OF EXPENSES
                                          RATIO     TO AVERAGE
                                         OF NET     NET ASSETS
                       RATIO         INVESTMENT     (EXCLUDING
                 OF EXPENSES             INCOME      WAIVERS &    PORTFOLIO
                  TO AVERAGE         TO AVERAGE      RECOVERED     TURNOVER
            NET ASSETS(1)(2)      NET ASSETS(1)       FEES)(1)         RATE
----------------------------------------------------------------------------
CORPORATE BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2007*                 0.74%              4.26%          0.75%       14%
  2006                  0.75               4.14           0.75        25
  2005                  0.75               3.80           0.76        25
  2004                  0.75               3.82           0.79        57
  2003                  0.75               4.30           0.78        66
  2002                  0.75               5.04           0.82        55
Class A (commenced operations on April 13, 2000)
  2007*                 0.99%              3.99%          1.00%       14%
  2006                  1.00               3.88           1.00        25
  2005                  1.00               3.55           1.01        25
  2004                  1.00               3.51           1.04        57
  2003                  1.00               4.00           1.03        66
  2002                  1.00               4.71           1.07        55
----------------------------------------------------------------------------
GOVERNMENT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2007*                 0.70%              4.31%          0.78%       48%
  2006                  0.70               4.04           0.78        62
  2005                  0.70               2.98           0.79        58
  2004                  0.70               2.39           0.81       169
  2003                  0.70               3.26           0.81        54
  2002                  0.70               4.11+          0.86        70
Class A (commenced operations on April 13, 2000)
  2007*                 0.95%              4.05%          1.03%       48%
  2006                  0.95               3.81           1.03        62
  2005                  0.95               2.70           1.04        58
  2004                  0.95               2.14           1.06       169
  2003                  0.95               3.00           1.06        54
  2002                  0.95               3.70           1.11        70
----------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2007*                 0.50%              2.98%          0.62%       29%
  2006                  0.50               2.85           0.62        43
  2005                  0.50               2.70           0.63        54
  2004                  0.50               2.55           0.65        51
  2003                  0.50               2.91           0.65        68
  2002                  0.50               3.33           0.70        90
Class A (commenced operations on April 13, 2000)
  2007*                 0.75%              2.73%          0.87%       29%
  2006                  0.75               2.59           0.87        43
  2005                  0.75               2.43           0.88        54
  2004                  0.75               2.29           0.90        51
  2003                  0.75               2.62           0.90        68
  2002                  0.75               3.05           0.95        90
----------------------------------------------------------------------------
HIGH YIELD BOND FUND
Institutional Class (commenced operations on January 14, 2000)
  2007*                 1.00%              7.54%          1.10%       14%
  2006                  1.00               7.58           1.10        23
  2005                  1.00               7.71           1.11        46
  2004                  1.00               7.87           1.14        35
  2003                  1.00               8.84           1.13        36
  2002                  1.00               9.48           1.18        30
Class A (commenced operations on January 14, 2000)
  2007*                 1.30%              7.26%          1.40%       14%
  2006                  1.30               7.28           1.40        23
  2005                  1.30               7.41           1.41        46
  2004                  1.30               7.56           1.44        35
  2003                  1.30               8.44           1.43        36
  2002                  1.30               9.03           1.48        30
*    FOR THE SIX MONTHS ENDED MARCH 31, 2007.
** TOTAL RETURN FOR CLASS A OF THE GOVERNMENT BOND FUND IS GREATER THAN THE INSTITUTIONAL CLASS'S DUE TO A LARGE REDEMPTION DURING THE YEAR.
+ RATIOS REFLECT THE IMPACT OF SIGNIFICANT CHANGES IN AVERAGE NET ASSETS AND THE EFFECTS OF ANNUALIZATION.
++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
^ PER SHARE CALCULATIONS ARE BASED ON THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.
(1)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 55

financial highlights
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED) AND THE YEAR OR PERIOD ENDED SEPTEMBER 30,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                           RATIO
                                                                                                                     OF EXPENSES
                                                                                                             RATIO    TO AVERAGE
                NET                                    NET                    NET                           OF NET    NET ASSETS
              ASSET                 DIVIDENDS        ASSET                 ASSETS            RATIO      INVESTMENT    (EXCLUDING
              VALUE          NET     FROM NET        VALUE                    END      OF EXPENSES          INCOME     WAIVERS &
          BEGINNING   INVESTMENT   INVESTMENT          END      TOTAL   OF PERIOD       TO AVERAGE      TO AVERAGE     RECOVERED
          OF PERIOD       INCOME       INCOME    OF PERIOD   RETURN+++      (000) NET ASSETS(1)(2)   NET ASSETS(1)      FEES)(1)
-----------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
Institutional Class (commenced operations on March 23, 1998)
  2007*       $1.00       $0.024      $(0.024)       $1.00       2.40%  $  436,834            0.59%           4.76%         0.60%
  2006         1.00        0.041       (0.041)        1.00       4.17      388,171            0.59            4.12          0.60
  2005         1.00        0.021       (0.021)        1.00       2.10      332,393            0.60            2.05          0.61
  2004         1.00        0.006       (0.006)        1.00       0.58      367,209            0.63            0.59          0.63
  2003         1.00        0.007       (0.007)        1.00       0.68      287,087            0.63            0.68          0.64
  2002         1.00        0.014       (0.014)        1.00       1.37      290,778            0.63            1.37          0.67
Class A (commenced operations on October 18, 1999)
  2007*       $1.00       $0.023      $(0.023)       $1.00       2.28%  $  702,482            0.81%           4.54%         1.10%
  2006         1.00        0.039       (0.039)        1.00       3.94      640,366            0.81            3.95          1.10
  2005         1.00        0.019       (0.019)        1.00       1.87      312,452            0.82            1.94          1.11
  2004         1.00        0.004       (0.004)        1.00       0.36      201,058            0.85            0.35          1.13
  2003         1.00        0.005       (0.005)        1.00       0.46      205,191            0.85            0.47          1.14
  2002         1.00        0.011       (0.011)        1.00       1.15      228,807            0.85            1.15          1.17
Class S (commenced operations on October 26, 1999)
  2007*       $1.00       $0.022      $(0.022)       $1.00       2.18%  $  423,250            1.01%           4.34%         1.10%
  2006         1.00        0.037       (0.037)        1.00       3.73      324,353            1.01            3.74          1.10
  2005         1.00        0.017       (0.017)        1.00       1.67      203,502            1.02            1.70          1.11
  2004         1.00        0.002       (0.002)        1.00       0.21      115,761            1.00            0.21          1.13
  2003         1.00        0.003       (0.003)        1.00       0.29      118,624            1.03            0.29          1.14
  2002         1.00        0.009       (0.009)        1.00       0.95      129,180            1.05            0.95          1.17
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
Institutional Class (commenced operations on April 3, 2000)
  2007*       $1.00       $0.023      $(0.023)       $1.00       2.37%  $   50,913            0.60%           4.70%         0.61%
  2006         1.00        0.040       (0.040)        1.00       4.08       52,782            0.60            4.11          0.61
  2005         1.00        0.020       (0.020)        1.00       2.05       32,039            0.61            1.97          0.62
  2004         1.00        0.006       (0.006)        1.00       0.57       43,608            0.63            0.56          0.64
  2003         1.00        0.007       (0.007)        1.00       0.70       56,841            0.63            0.68          0.64
  2002         1.00        0.014       (0.014)        1.00       1.38       51,985            0.63            1.43          0.66
Class A (commenced operations on June 21, 1999)
  2007*       $1.00       $0.022      $(0.022)       $1.00       2.26%  $2,133,333            0.82%           4.48%         1.11%
  2006         1.00        0.038       (0.038)        1.00       3.86    1,940,602            0.82            3.78          1.11
  2005         1.00        0.018       (0.018)        1.00       1.82    1,895,412            0.83            1.80          1.12
  2004         1.00        0.004       (0.004)        1.00       0.35    1,857,676            0.85            0.35          1.14
  2003         1.00        0.005       (0.005)        1.00       0.48    2,060,860            0.85            0.48          1.14
  2002         1.00        0.012       (0.012)        1.00       1.16    2,149,151            0.85            1.18          1.16
Class S (commenced operations on October 6, 1999)
  2007*       $1.00       $0.021      $(0.021)       $1.00       2.15%  $  264,749            1.02%           4.28%         1.11%
  2006         1.00        0.036       (0.036)        1.00       3.65      232,083            1.02            3.60          1.11
  2005         1.00        0.016       (0.016)        1.00       1.62      227,905            1.03            1.61          1.12
  2004         1.00        0.002       (0.002)        1.00       0.20      263,086            1.00            0.21          1.14
  2003         1.00        0.003       (0.003)        1.00       0.30      191,539            1.03            0.31          1.14
  2002         1.00        0.010       (0.010)        1.00       0.96      219,387            1.05            0.93          1.16
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
Institutional Class (commenced operations on April 3, 2000)
  2007*       $1.00       $0.014      $(0.014)       $1.00       1.45%  $   73,460            0.55%           2.89%         0.62%
  2006         1.00        0.026       (0.026)        1.00       2.62       85,014            0.55            2.60          0.62
  2005         1.00        0.015       (0.015)**      1.00       1.51       73,211            0.55            1.46          0.63
  2004         1.00        0.005       (0.005)        1.00       0.52       79,413            0.55            0.51          0.65
  2003         1.00        0.006       (0.006)        1.00       0.62       87,820            0.55            0.59          0.65
  2002         1.00        0.010       (0.010)        1.00       0.98       58,923            0.55            0.96          0.69
Class A (commenced operations on June 21, 1999)
  2007*       $1.00       $0.013      $(0.013)       $1.00       1.34%  $  546,317            0.78%           2.66%         1.12%
  2006         1.00        0.024       (0.024)        1.00       2.39      631,478            0.78            2.36          1.12
  2005         1.00        0.013       (0.013)**      1.00       1.28      569,671            0.78            1.25          1.13
  2004         1.00        0.003       (0.003)        1.00       0.29      505,029            0.78            0.29          1.15
  2003         1.00        0.004       (0.004)        1.00       0.41      539,182            0.76            0.41          1.15
  2002         1.00        0.007       (0.007)        1.00       0.75      519,269            0.78            0.75          1.19
Class S (commenced operations on November 12, 1999)
  2007*       $1.00       $0.012      $(0.012)       $1.00       1.24%  $  105,257            0.98%           2.47%         1.12%
  2006         1.00        0.022       (0.022)        1.00       2.18      107,131            0.98            2.17          1.12
  2005         1.00        0.011       (0.011)**      1.00       1.08       88,182            0.98            1.09          1.13
  2004         1.00        0.002       (0.002)        1.00       0.15       33,520            0.91            0.15          1.15
  2003         1.00        0.003       (0.003)        1.00       0.27       24,002            0.89            0.27          1.15
  2002         1.00        0.005       (0.005)        1.00       0.55       29,626            0.98            0.53          1.19

*    FOR THE SIX MONTHS ENDED MARCH 31, 2007.
**   INCLUDES A REALIZED CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.
++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CNI CHARTER FUNDS | PAGE 56
notes to financial statements
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------



1. ORGANIZATION:

CNI Charter Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with sixteen portfolios. The financial statements included herein are those of the Large Cap Value Equity Fund, Large Cap Growth Equity Fund, RCB Small Cap Value Fund, Technology Growth Fund (collectively, the "Equity Funds"); Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund (collectively, the "Fixed Income Funds"); and Prime Money Market Fund, Government Money Market Fund and California Tax Exempt Money Market Fund (collectively, the "Money Market Funds") (each a "Fund", collectively, the "Funds"). The Equity and Fixed Income Funds are registered to offer Institutional and Class A Shares; in addition, the RCB Small Cap Value Fund is registered to offer Class R Shares. The Money Market Funds are registered to offer Institutional, Class A and Class S Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

On April 5, 2005, the Board of Trustees of CNI Charter Funds (the "Trust") approved the reorganization of the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund, and AHA Socially Responsible Equity Fund series of AHA Investment Funds, Inc. ("AHA Funds") into newly established corresponding series of the Trust. The reorganization was approved by shareholders of AHA Funds and was effective on October 3, 2005. Shares of the AHA Funds are offered through separate prospectuses. To request a prospectus for the AHA Funds, shareholders can call 1-800-445-1341 or write to CNI Charter Funds, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities market events occur after the close of the foreign markets that make closing prices not representative of fair value; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on the accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method.


                          CNI CHARTER FUNDS | PAGE 57
notes to financial statements
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------



REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA TRANSACTIONS -- The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

EXPENSE ALLOCATION -- Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

CLASSES -- Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly for the Fixed Income and Money Market Funds. Dividends from net investment income are declared and paid quarterly for the Large Cap Value Equity, Large Cap Growth Equity, and Technology Growth Funds. For the RCB Small Cap Value Fund, dividends from net investment income are declared and paid annually. Distributions from net realized capital gains are distributed to shareholders at least annually.

3. ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES
   AGREEMENTS:

Pursuant to an administration agreement (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement dated April 1, 1999, as amended January 1, 2005, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, and 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator.

The Trust has adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class A, Class S and Class R Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor"), as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class A Shares and Class S Shares of the Money Market Funds and 0.25% of the Class A Shares of the Equity and Fixed Income Funds and the Class R Shares of the RCB Small Cap Value Fund, with the exception of 0.30% charged to the Class A Shares of the Technology Growth and High Yield Bond Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

The Trust and the Distributor are parties to a Distribution Agreement dated April 1, 1999. The Distributor receives no fees for its distribution services under this agreement.

SEI Investments Fund Management serves as Transfer Agent for the Trust whereby it provides services at an annual rate of $15,000 per share class. The Transfer Agent has voluntarily agreed to waive these fees. Citigroup Fund Services, LLC serves as the Sub-Transfer Agent for the RCB Small Cap Value Fund.

U.S. Bank, N.A. serves as Custodian for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Trust has also adopted a Shareholder Servicing Agreement that permits payment of compensation to service providers, that may include City National Bank ("CNB"), that have agreed to provide certain shareholder support for their customers who own Institutional Class, Class A, Class S or Class R Shares. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of each Fund's average daily net assets. The Trust has agreed to voluntarily waive shareholder servicing fees to the extent necessary to limit the total


                          CNI CHARTER FUNDS | PAGE 58

--------------------------------------------------------------------------------



operating expenses of the Fund. For the six-months ended March 31, 2007, CNB received Shareholder Servicing fees from the Trust in the amount of $4,737,643.

Certain officers of the Trust are also officers of City National Asset Management, Inc. ("CNAM", the "Adviser") and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

CNAM, a wholly owned subsidiary of CNB, serves as the Investment Manager for the Funds. Under the terms of the current agreement, the Adviser receives an annual fee equal to 0.62% of the average daily net assets of the Large Cap Value Equity Fund, 0.65% of the average daily net assets of the Large Cap Growth Equity Fund, 0.85% of the average net assets of the RCB Small Cap Value Fund, 0.85% of the average daily net assets of the Technology Growth Fund, 0.40% of the average daily net assets of the Corporate Bond Fund, 0.43% of the average daily net assets of the Government Bond Fund, 0.27% of the average daily net assets of the California Tax Exempt Bond Fund, 0.75% of the average daily net assets of the High Yield Bond Fund, 0.25% of the average daily net assets of the Prime Money Market Fund, 0.26% of the average daily net assets of the Government Money Market Fund, and 0.27% of the average daily net assets of the California Tax Exempt Money Market Fund.

REED, CONNER & BIRDWELL, LLC acts as the Investment Sub-Adviser on behalf of the RCB Small Cap Value Fund.

HSBC HALBIS PARTNERS (USA), INC. acts as the Investment Sub-Adviser on behalf of the High Yield Bond Fund.

Sub-Adviser fees are paid by the Adviser.

The Adviser has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of the Funds' respective average daily net assets. The Adviser has voluntarily agreed to maintain this limitation until further notice to the Trust. The voluntary expense limitations (expressed as a percentage of average daily net assets) are as follows:

                            Large Cap     Large Cap        RCB
                              Value         Growth      Small Cap    Technology
                             Equity         Equity        Value        Growth
                              Fund           Fund         Fund          Fund
--------------------------------------------------------------------------------
Institutional Class           1.00%          1.05%        1.24%         1.20%
Class A                       1.25%          1.30%        1.49%         1.50%
Class R                         --             --         1.49%           --
--------------------------------------------------------------------------------

                                                        California
                            Corporate     Government    Tax Exempt    High Yield
                              Bond           Bond          Bond          Bond
                              Fund           Fund          Fund          Fund
--------------------------------------------------------------------------------
Institutional Class           0.75%          0.70%         0.50%          1.00%
Class A                       1.00%          0.95%         0.75%          1.30%
--------------------------------------------------------------------------------

                                   Prime                        California
                                   Money        Government      Tax Exempt
                                   Market      Money Market    Money Market
                                    Fund           Fund            Fund
--------------------------------------------------------------------------------
Institutional Class                 0.63%          0.63%           0.55%
Class A                             0.85%          0.85%           0.78%
Class S                             1.05%          1.05%           0.98%
--------------------------------------------------------------------------------

Any fee reductions or expense reimbursements may be repaid to the Adviser within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown in the preceding table.

As of March 31, 2007, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:

                                 Potential Amount of
Fund                                Recovery (000)               Expiration
--------------------------------------------------------------------------------
Government Bond                         $ 16                        2007
                                          18                        2008
                                          23                        2009
California Tax Exempt Bond                23                        2007
                                          25                        2008
                                          28                        2009
High Yield Bond                           42                        2007
                                          42                        2008
                                          38                        2009
California Tax Exempt Money Market       496                        2007
                                         430                        2008
                                         516                        2009

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the six months ended March 31, 2007, were as follows for the Equity and Fixed Income
Funds:

                                       Purchases             Sales & Maturities
--------------------------------------------------------------------------------
                                  U.S. Gov`t    Other        U.S. Gov`t   Other
Fund                                (000)       (000)          (000)      (000)
--------------------------------------------------------------------------------
Large Cap Value Equity              $    --    $15,086        $    --    $12,011
Large Cap Growth Equity                  --      9,187             --      6,018
RCB Small Cap Value                      --     18,669             --     31,023
Technology Growth                        --        539             --        535
Corporate Bond                        1,059      8,706            309      7,365
Government Bond                      30,097      1,010         16,973      2,132
California Tax Exempt Bond               --     11,298             --      7,976
High Yield Bond                          --      5,279             --      8,441
--------------------------------------------------------------------------------



                          CNI CHARTER FUNDS | PAGE 59
notes to financial statements
MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------



6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss), or paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended September 30, 2006 and September 30, 2005 are shown below:

                                      Tax
                                     Exempt  Ordinary   Long-term
                                     Income   Income   Capital Gain     Total
Fund                                  (000)   (000)       (000)         (000)
--------------------------------------------------------------------------------
Large Cap Value Equity
   2006                              $ --    $ 1,252      $3,789       $ 5,041
   2005                                --        535       1,908         2,443

Large Cap Growth Equity
   2006                                --        101          --           101
   2005                                --        198          --           198

RCB Small Cap Value
   2006                                --         66       1,121         1,187
   2005                                --        521       2,493         3,014

Technology Growth
   2006                                --          4          --             4
   2005                                --         --          --            --

Corporate Bond
   2006                                --      2,221          --         2,221
   2005                                --      1,919         303         2,222

Government Bond
   2006                                --      1,324          --         1,324
   2005                                --        739         120           859

California Tax Exempt Bond
   2006                               724         26          68            818
   2005                               593         --          82            675

High Yield Bond
   2006                                --      3,020          --          3,020
   2005                                --      3,404          --          3,404

Prime Money Market
   2006                                --     43,643          --         43,643
   2005                                --     14,619          --         14,619

Government Money Market
   2006                                --     85,649          --         85,649
   2005                                --     38,829          --         38,829

California Tax Exempt Money Market
   2006                            19,281         --          --         19,281
   2005                             9,088         --         173          9,261


As of September 30, 2006, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                       Undistributed   Undistributed   Undistributed      Capital
                                        Tax-Exempt       Ordinary        Long-term         Loss        Post-October
                                          Income          Income       Capital Gain    Carryforwards      Losses
Fund                                       (000)           (000)           (000)           (000)          (000)
--------------------------------------------------------------------------------------------------------------------
Large Cap Value Equity                   $   --          $  303          $ 5,197         $    --         $   --
Large Cap Growth Equity                      --              22               --          (2,998)            --
RCB Small Cap Value                          --               2            1,108              --             --
Technology Growth                            --              --               --          (1,504)            --
Corporate Bond                               --             198               --             (64)          (271)
Government Bond                              --             130               --             (59)          (355)
California Tax Exempt Bond                   65              --               --              --            (42)
High Yield Bond                              --             245               --          (1,233)           (22)
Prime Money Market                           --           5,059               --            (403)            --
Government Money Market                      --           8,376               --              --             --
California Tax Exempt Money Market        1,831              --               --              --             --

                                         Unrealized        Other              Total
                                        Appreciation     Temporary    Distributable Earnings
                                       (Depreciation)   Differences    (Accumulated Losses)
Fund                                       (000)           (000)              (000)
---------------------------------------------------------------------------------------------
Large Cap Value Equity                    $17,218        $  (304)            $22,414
Large Cap Growth Equity                     4,119            (24)              1,119
RCB Small Cap Value                        12,695             --              13,806
Technology Growth                             191             --              (1,313)
Corporate Bond                               (374)          (199)               (710)
Government Bond                              (232)          (130)               (646)
California Tax Exempt Bond                     77            (66)                 34
High Yield Bond                               (37)          (245)             (1,292)
Prime Money Market                             --         (5,057)               (401)
Government Money Market                        --         (8,374)                  2
California Tax Exempt Money Market             --         (1,830)                  1



                          CNI CHARTER FUNDS | PAGE 60

--------------------------------------------------------------------------------



For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2006, the breakdown of capital loss carryforwards is as follows:


                                           Expiring September 30,
                         -------------------------------------------------------
                              2010       2011       2012       2013       2014
Fund                          (000)      (000)      (000)      (000)      (000)
--------------------------------------------------------------------------------
Large Cap Growth Equity      $1,482     $1,516      $  --      $  --      $  --
Technology Growth               290        658        328        228         --
Corporate Bond                   --         --         --         --         64
Government Bond                  --         --         --         --         59
High Yield Bond                  33        932         --         --        268
Prime Money Market              403         --         --         --         --
--------------------------------------------------------------------------------

During the year ended September 30, 2006, the following Funds had utilized capital loss carryforwards to offset capital gains amounting to:

                                                                        Amount
Fund                                                                     (000)
--------------------------------------------------------------------------------
Large Cap Growth Equity                                                 $1,412
Technology Growth                                                          102
--------------------------------------------------------------------------------

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2005 through September 30, 2006 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized (depreciation) on securities and the net unrealized appreciation/ (depreciation) for tax purposes at March 31, 2007 for each of the Equity and Fixed Income Funds were as follows:

                                      Aggregate     Aggregate         Net
                                        Gross         Gross        Unrealized
                           Federal    Unrealized    Unrealized    Appreciation
                           Tax Cost  Appreciation  Depreciation  (Depreciation)
Fund                        (000)       (000)         (000)          (000)
--------------------------------------------------------------------------------
Large Cap Value Equity     $ 96,260     $24,092     $(1,111)        $22,981
Large Cap Growth Equity      46,150       7,587      (1,685)          5,902
RCB Small Cap Value          52,925      15,839      (1,503)         14,336
Technology Growth             2,585         529        (268)            261
Corporate Bond Fund          59,084         387        (441)            (54)
Government Bond              46,987         141         (96)             45
California Tax Exempt Bond   31,125          75        (118)            (43)
High Yield Bond              38,096       1,369        (536)            833

7. CONCENTRATION OF CREDIT RISK:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

CALIFORNIA TAX EXEMPT FUNDS -- SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

8. SUBSEQUENT EVENT:

Effective as of the commencement of business on April 16, 2007, the Technology Growth Fund of the CNI Charter Funds (the "Trust") was reorganized into the Large Cap Growth Fund of the Trust.






                          CNI CHARTER FUNDS | PAGE 61
notes to financial statements
MARCH 31, 2007 (UNAUDITED)



9. CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2007 (Unaudited) and the year ended September 30, 2006 were as follows:

                                        LARGE CAP VALUE     LARGE CAP GROWTH      RCB SMALL CAP        TECHNOLOGY
                                       EQUITY FUND (000)    EQUITY FUND (000)   VALUE FUND (000)    GROWTH FUND (000)
                                       ------------------   -----------------   ------------------  ------------------

                                        2007      2006      2007     2006       2007       2006      2007        2006
---------------------------------------------------------   ------------------  ------------------  ------------------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                       1,115     5,652       631     1,054        43         192      29           80
   Shares Issued in Lieu of
      Dividends and Distributions        391       304         6         4         6           6      --            1
   Shares Redeemed                      (785)   (1,488)     (383)   (1,036)     (213)       (211)    (23)         (85)
---------------------------------------------------------   ------------------  ------------------  ------------------
      Net Institutional
         Class Transactions              721     4,468       254        22      (164)        (13)      6           (4)
=========================================================   ==================  ==================  ==================
   CLASS A:
   Shares Issued                         178       275       249       425        11          41       8           34
   Shares Issued in Lieu of
      Dividends and Distributions         63        50         2         1         4           5      --           --
   Shares Redeemed                       (81)     (177)      (95)     (202)      (42)       (122)     (8)         (52)
---------------------------------------------------------   ------------------  ------------------  ------------------
      Net Class A Transactions           160       148       156       224       (27)        (76)     --          (18)
=========================================================   ==================  ==================  ==================
   CLASS R:
   Shares Issued                          --        --        --        --        82         433      --           --
   Shares Issued in Lieu of
      Dividends and Distributions         --        --        --        --        23          27      --           --
   Shares Redeemed                        --        --        --        --      (310)       (863)     --           --
---------------------------------------------------------   ------------------  ------------------  ------------------
      Net Class R Transactions            --        --        --        --      (205)       (403)     --           --
=========================================================   ==================  ==================  ==================

                                                                                   CALIFORNIA          HIGH YIELD
                                       CORPORATE BOND       GOVERNMENT BOND     TAX EXEMPT BOND           BOND
                                         FUND (000)           FUND (000)           FUND (000)          FUND (000)
                                       ----------------     ----------------    -----------------  -------------------

                                        2007      2006      2007     2006       2007       2006      2007        2006
---------------------------------------------------------   ------------------  ------------------  ------------------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                         666     1,551     1,066     1,325       839         865      56          460
   Shares Issued in Lieu of
      Dividends and Distributions         22        40        24        33        15          25      48          100
   Shares Redeemed                      (416)   (1,139)     (232)     (594)     (407)       (565)   (458)        (726)
---------------------------------------------------------   ------------------  ------------------  ------------------
      Net Institutional
         Class Transactions              272       452       858       764       447         325    (354)        (166)
=========================================================   ==================  ==================  ==================
   CLASS A:
   Shares Issued                          13        14        67       135        --           3      99          204
   Shares Issued in Lieu of
      Dividends and Distributions          1         3         1         1         1           1      47           92
   Shares Redeemed                       (30)      (35)       (4)      (16)      (10)        (38)    (98)        (383)
---------------------------------------------------------   ------------------  ------------------  ------------------
      Net Class A Transactions           (16)      (18)       64       120        (9)        (34)     48          (87)
=========================================================   ==================  ==================  ==================

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.



                          CNI CHARTER FUNDS | PAGE 62

                                                                                                          California
                                                    PRIME                     GOVERNMENT                  TAX EXEMPT
                                                 MONEY MARKET                MONEY MARKET                MONEY MARKET
                                                  FUND (000)                  FUND (000)                  FUND (000)
                                            -----------------------   -------------------------     -----------------------

                                               2007           2006          2007          2006          2007          2006
-------------------------------------------------------------------   -------------------------   -------------------------
CAPITAL SHARES ISSUED AND REDEEMED:
   INSTITUTIONAL CLASS:
   Shares Issued                             615,771     1,690,942       305,556       635,895       846,084     1,444,514
   Shares Issued in Lieu of
      Dividends and Distributions              1,880         2,507             2             2            --            --
   Shares Redeemed                          (568,986)   (1,637,671)     (307,427)     (615,154)     (857,640)   (1,432,711)
-------------------------------------------------------------------   -------------------------   -------------------------
      Net Institutional
         Class Transactions                   48,665        55,778        (1,869)       20,743       (11,556)       11,803
===================================================================   =========================   =========================
   CLASS A:
   Shares Issued                           1,111,495     2,204,941     2,647,781     5,761,555     1,091,054     2,014,013
   Shares Issued in Lieu of
      Dividends and Distributions              5,424         5,522        31,472        51,511         6,815        12,188
   Shares Redeemed                        (1,054,800)   (1,882,549)   (2,486,525)   (5,767,874)   (1,183,030)   (1,964,398)
-------------------------------------------------------------------   -------------------------     -----------------------
      Net Class A Transactions                62,119       327,914       192,728        45,192       (85,161)       61,803
===================================================================   =========================   =========================
   CLASS S:
   Shares Issued                             743,524     1,261,525       363,409     1,013,412       170,453       348,788
   Shares Issued in Lieu of
      Dividends and Distributions                 --            --            --            --            --            --
   Shares Redeemed                          (644,626)   (1,140,675)     (330,743)   (1,009,234)     (172,327)     (329,840)
-------------------------------------------------------------------   -------------------------     -----------------------
      Net Class S Transactions                98,898       120,850        32,666         4,178        (1,874)       18,948
===================================================================   =========================   =========================

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the Funds' financial statements has not yet been determined.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.



                          CNI CHARTER FUNDS | PAGE 63
disclosure of fund expenses (UNAUDITED)


--------------------------------------------------------------------------------



All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                  BEGINNING    ENDING                  EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE      EXPENSE      DURING
                                   10/1/06     3/31/07      RATIOS      PERIOD*
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,096.50      0.96%      $5.02
Class A                            1,000.00    1,094.30      1.21        6.32

HYPOTHETICAL 5% RETURN
Institutional Class                1,000.00   $1,020.14      0.96%      $4.84
Class A                            1,000.00    1,018.90      1.21        6.09

                                  BEGINNING    ENDING                  EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE      EXPENSE      DURING
                                   10/1/06     3/31/07      RATIOS      PERIOD*
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,055.30      0.99%      $5.07
Class A                            1,000.00    1,053.20      1.24        6.35

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,020.00      0.99%      $4.99
Class A                            1,000.00    1,018.75      1.24        6.24





* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).




                          CNI CHARTER FUNDS | PAGE 64

--------------------------------------------------------------------------------



                                  BEGINNING    ENDING                  EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE      EXPENSE      DURING
                                   10/1/06     3/31/07      RATIOS      PERIOD*
--------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,165.50      1.19%      $6.42
Class A                            1,000.00    1,164.00      1.44        7.77
Class R                            1,000.00    1,164.30      1.44        7.77

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,019.00      1.19%      $5.99
Class A                            1,000.00    1,017.75      1.44        7.24
Class R                            1,000.00    1,017.75      1.44        7.24
--------------------------------------------------------------------------------
TECHNOLOGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,048.80      1.19%      $6.08
Class A                            1,000.00    1,049.60      1.49        7.61

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,019.00      1.19%      $5.99
Class A                            1,000.00    1,017.50      1.49        7.49
--------------------------------------------------------------------------------
CORPORATE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,025.40      0.74%      $3.74
Class A                            1,000.00    1,024.10      0.99        5.00

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,021.24      0.74%      $3.73
Class A                            1,000.00    1,020.00      0.99        4.99
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,025.60      0.70%      $3.54
Class A                            1,000.00    1,024.30      0.95        4.79

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00  $ 1,021.44      0.70%      $3.53
Class A                            1,000.00    1,020.19      0.95        4.78
--------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,011.00      0.50%      $2.51
Class A                            1,000.00    1,010.70      0.75        3.76

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00  $ 1,022.44      0.50%      $2.52
Class A                            1,000.00    1,021.19      0.75        3.78


                                  BEGINNING    ENDING                  EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE      EXPENSE      DURING
                                   10/1/06     3/31/07      RATIOS      PERIOD*
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,064.80      1.00%      $5.15
Class A                            1,000.00    1,063.30      1.30        6.69

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,019.95      1.00%      $5.04
Class A                            1,000.00    1,018.45      1.30        6.54
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,024.00      0.59%      $2.98
Class A                            1,000.00    1,022.80      0.81        4.08
Class S                            1,000.00    1,021.80      1.01        5.09

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00  $ 1,021.99      0.59%      $2.97
Class A                            1,000.00    1,020.89      0.81        4.08
Class S                            1,000.00    1,019.90      1.01        5.09
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,023.70      0.60%      $3.03
Class A                            1,000.00    1,022.60      0.82        4.13
Class S                            1,000.00    1,021.50      1.02        5.14

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,021.94      0.60%      $3.02
Class A                            1,000.00    1,020.84      0.82        4.13
Class S                            1,000.00    1,019.85      1.02        5.14
--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,014.40      0.55%      $2.76
Class A                            1,000.00    1,013.40      0.78        3.92
Class S                            1,000.00    1,012.40      0.98        4.92

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00  $ 1,022.19      0.55%      $2.77
Class A                            1,000.00    1,021.04      0.78        3.93
Class S                            1,000.00    1,020.04      0.98        4.94

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).








                          CNI CHARTER FUNDS | PAGE 65
proxy voting results

--------------------------------------------------------------------------------



At a special meeting held on March 28, 2007 the shareholders of the Technology Growth Fund of the CNI Charter Funds (the "Trust") approved an Agreement and Plan of Reorganization whereby the Technology Growth Fund series of the Trust was reorganized into the Large Cap Growth Fund series of the Trust.

The result of the vote was as follows:

                                          % of                      % of
                                       Outstanding                 Shares
                Number of Shares          Shares                   Present
--------------------------------------------------------------------------------
AFFIRMATIVE        390,699.00              60.88%                    100%
AGAINST                  0.00               0.00                       0.00
ABSTAIN                  0.00               0.00                       0.00











                          CNI CHARTER FUNDS | PAGE 66
approval of investment advisory agreements (UNAUDITED)

--------------------------------------------------------------------------------



The Board of Trustees of CNI Charter Funds (the "Trust") is comprised of four Trustees, all of whom are independent of the Trust's investment advisers and sub-advisers. During the six months ended March 31, 2007, the Board of Trustees approved renewal of the Trust's advisory agreement (the "Management Agreement") with City National Asset Management, Inc. ("CNAM") and CNAM's sub-advisory agreement (the "Sub-Advisory Agreement") with Reed, Conner & Birdwell, LLC ("RCB") with respect to the RCB Small Cap Value Fund (the "RCB Fund").


GENERAL INFORMATION

The following information summarizes the Board's considerations associated with its approval of renewal of each of the Agreements. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Management Agreement and the Sub-Advisory Agreement were considered separately for each relevant investment portfolio of the Trust (each a "Fund"), although the Board took into account the common interests of all the relevant Funds in its review. As described below, the Board considered the nature, quality and extent of the various investment advisory and administrative services performed by CNAM and RCB. In considering these matters, the Board discussed the approval of the Agreements with management and in private sessions with counsel at which no representatives of CNAM or RCB were present.

The Board reviewed extensive materials regarding investment results of CNAM and RCB, advisory fee and expense comparisons, financial and profitability information with respect to each entity, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Funds.

In deciding to approve renewal of the Agreements, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

CNAM

NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the services provided by CNAM, the Board considered a variety of matters, including the background, education and experience of its key portfolio management and operational personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Funds; and the overall general quality and depth of its organization. The Board also took into account the experience, capability and integrity of its senior management; its investment philosophy and processes as well as brokerage, trading and soft dollar practices; its disaster recovery and contingency planning; and its commitment and systems in place with regard to compliance with applicable laws and regulations.

INVESTMENT PERFORMANCE

The Board assessed the performance of each Fund compared with its respective benchmark and the average of all funds in its respective peer group category (each, a "universe") selected by Lipper, Inc. and iMoneyNet, Inc. (for the money market funds only) for the one-, two-, three- and five-year periods ended December 31, 2006. The Board also reviewed the performance of each Fund compared with the average performance of all funds in its respective "bank channel" universe, which includes only those funds in the Fund's Lipper universe that are distributed through institutional and retail bank channels. The Board made the following observations in reviewing the Funds' performance:


o The annualized total returns of the PRIME MONEY MARKET FUND were slightly below but near those of the averages of the Lipper institutional money market fund universe, iMoneyNet prime institutional fund universe, and bank channel universe.

o The annualized total returns of the GOVERNMENT MONEY MARKET FUND were slightly below but near those of the averages of the Lipper institutional U.S. government money market fund universe, iMoneyNet government institutional fund universe, and bank channel universe.




                          CNI CHARTER FUNDS | PAGE 67
approval of investment advisory agreements (Unaudited)

--------------------------------------------------------------------------------



o The annualized total returns of the TAX EXEMPT MONEY MARKET FUND were slightly below but near those of the averages of the Lipper California tax exempt money market fund universe, iMoneyNet state specific institutional (California) fund universe, and bank channel universe.

o The annualized total returns of the LARGE CAP GROWTH EQUITY FUND were above those of the Lipper large cap growth fund universe, S&P 55/Citigroup Growth Index, and bank channel universe for the one-year period (except the S&P 500/Citigroup Index), below those measures for the two-year period (except the Lipper universe) and the three-year period, and significantly above all those measures for the five-year period.

o The annualized total returns of the LARGE CAP VALUE EQUITY FUND were above those of the averages of the Lipper large cap value funds universe and the bank channel universe, and below the S&P 500/Citigroup Value Index, for all periods.

o The annualized total returns of the RCB SMALL CAP VALUE FUND were below those of the averages of the Lipper small cap core funds universe, Russell 2000 Index and bank channel universe for the one-year period, below those measures (except for the Lipper universe) for the two- and three-year periods, and above all those measures for the five-year period.

o The annualized total returns of the TECHNOLOGY GROWTH FUND were above those of the Russell 3000 Technology Index, Lipper science & technology funds universe and the bank channel universe (except for the Russell Index) for the one-year period, below or near those measures (except for the Lipper universe) for the two-year period, and below those measures for the three- and five-year periods.

o The annualized total returns of the CORPORATE BOND FUND were equal to or above those of the averages of the Lipper short/intermediate investment-grade universe and the bank channel universe, and below those of the Lehman Intermediate U.S. Corporate Index, for all periods.

o The annualized total returns of the GOVERNMENT BOND FUND were at or above those of the averages of the Lipper short/intermediate U.S. government universe and the bank channel universe for all periods, and below those of the Lehman U.S. Government Bond Index for all periods (except the one-year period).

o The annualized total returns of the CALIFORNIA TAX EXEMPT BOND FUND were above those of the averages of the Lipper California short/intermediate debt universe and the bank channel universe for all periods (except the two-year period for the Lipper universe), and below those of the Lehman California Intermediate-Short Municipal Index for all periods.

o The annualized total returns of the HIGH YIELD BOND FUND were approximately at those of the averages of the Lipper high current yield bond funds universe and the bank channel universe for the three- and five-year periods, below those measures for the one- and two-year periods and below the Citigroup Bond High-Yield Market Index for all periods.

The Board determined that CNAM continued to provide high quality services to the Funds. They noted that the investment results of the Funds during the past year and previous periods were generally good; that in the instances where some of the Funds had below average short-term performance results their longer term results were good; that the results for the Money Market Funds and Technology Fund compared to their peer groups were acceptable given the special services and investment focus of those Funds; and that measurements of performance relative to market indexes needed to recognize that indexes did not reflect the expenses of operating mutual funds. The Board also considered that the Technology Growth Fund would be reorganized into the Large Cap Growth Equity Fund, upon shareholder approval.

ADVISORY FEES AND FUND EXPENSES

The Board reviewed information regarding the advisory fees charged by CNAM and the total expenses of each of the Funds compared to those of the funds included in the relevant Lipper and bank channel universes, and concluded that the advisory fees and expenses of the Funds continued to be reasonable.

The Board observed that the management fees paid by the Funds for the year ended December 31, 2006 were at or below



                          CNI CHARTER FUNDS | PAGE 68

--------------------------------------------------------------------------------



the averages for relevant Lipper fund universes and bank channel universes except for the fees paid by the RCB Small Cap Value Fund, the Technology Growth Fund, the Money Market Funds and the High Yield Bond Fund, which were slightly above their respective Lipper universe averages. The Board noted that the Funds represented CNAM's sole investment advisory clients, and it would not be able to compare the fees charged to the Funds by CNAM with fees charged to other institutional clients of CNAM.

With respect to the total expenses of the Funds, the Board considered that total expenses for the year ended December 31, 2006 were approximately at or below the averages for relevant Lipper universes and bank channel universes except for Class A of the Corporate Bond Fund and of the High Yield Bond Fund, which were slightly above the relevant bank channel averages; the Prime Money Market Fund and the California Tax-Exempt Money Market Fund, each of which were within the middle 60% of comparable funds; and the Government Money Market Fund, which was in the top 20% of comparable funds. The Board noted, however, that the Money Market Funds offered unique features such as automatic sweep functions, late cut-off times for investment, and no minimum transaction size requirements, and as a result had high levels of activity and considerable asset volatility, which created substantial demands on CNAM's portfolio management staff.

The Board considered information prepared by CNAM relating to its costs and profits, recognizing that CNAM has no clients other than the Funds. The Board also considered the benefits received by CNAM and its affiliates as a result of CNAM's relationship with the Funds, including fees paid to City National Bank and City National Securities for providing certain shareholder servicing and sub-distribution services to the Trust, and the intangible benefits of the favorable publicity arising in connection with the Funds' performance. They also noted that, although there were no advisory fee breakpoints, the asset levels of most of the Funds were not so substantial that they would lead to significant economies of scale, and that as the majority of CNAM's operating expenses are employee salaries its operating expenses would not decrease significantly if the Funds' asset levels changed.

CONCLUSIONS

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Management Agreement represents fair and reasonable compensation in light of the nature and quality of the services being provided by CNAM to the respective Funds and their shareholders.


RCB

NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the services provided by RCB to the RCB Fund, the Board considered a variety of matters, including the background, education and experience of its key portfolio management and operational personnel; its overall financial strength and stability; its resources and related efforts to retain, attract and motivate capable personnel to serve the RCB Fund; and the overall general quality and depth of its organization. The Board also reviewed RCB's investment philosophy and processes as well as brokerage, trading and soft dollar practices.

INVESTMENT PERFORMANCE

The Board's observations regarding the RCB Fund's performance are described above in the "Investment Performance" section under "CNAM." As indicated above, the Board concluded that RCB continued to provide high quality services to the RCB Fund. They noted that the longer-term investment results of the RCB Fund were good, and that measurements of performance relative to market indexes needed to recognize that indexes did not reflect the expenses of operating mutual funds.

ADVISORY FEES AND FUND EXPENSES

The Board reviewed information regarding the advisory fees charged by RCB and observed that the fees charged by RCB were low compared to the fees it charged to other institutional clients. They noted that CNAM pays RCB's sub-advisory fees out of CNAM's advisory fee. Although RCB's fee schedule has no breakpoints, they also noted that the asset levels of the RCB Fund were not so substantial that they would lead to significant economies of scale.




                          CNI CHARTER FUNDS | PAGE 69
approval of investment advisory agreements (UNAUDITED)

--------------------------------------------------------------------------------



The Board considered information prepared by RCB relating to its costs and profits with respect to the RCB Fund, as well as the methodologies used to determine and allocate such costs to its management of the Fund. The Board also considered the benefits received by RCB and its affiliates as a result of RCB's relationship with the Funds, including the intangible benefits of the favorable publicity arising in connection with the RCB Fund's performance, fees paid to CNAM as the Fund's adviser, and fees paid to City National Bank and City National Securities for providing certain shareholder servicing and sub-distribution services to the Trust.

CONCLUSIONS

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the RCB Agreement represents fair and reasonable compensation in light of the nature and quality of the services being provided by RCB to the RCB Fund and its shareholders.









                          CNI CHARTER FUNDS | PAGE 70
notes

--------------------------------------------------------------------------------
notes

--------------------------------------------------------------------------------

                ----------------------------------------------------------------
                THANK YOU

                for your investment with CNI Charter Funds. We value the trust you have placed in us to help you achieve your financial goals.

--------------------------------------------------------------------------------

For more information on CNI Charter Funds, including charges and expenses, please call 1-888-889-0799 for a free prospectus.
Read it carefully before you invest or send money.




                                            CNI CHARTER FUNDS(SM) [LOGO OMITTED]



                                                                 CNI-SA-002-0300

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder. No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Fund 's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.




--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 CNI Charter Funds


By (Signature and Title)*                    /s/ Richard D. Byrd
                                             --------------------------------
                                             Richard D. Byrd, President & CEO

Date May 24, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Richard D. Byrd
                                           -------------------------------------
                                           Richard D. Byrd, President & CEO

Date May 24, 2007

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           -------------------------------------
                                           Eric Kleinschmidt, Controller and COO

Date May 24, 2007

* Print the name and title of each signing officer under his or her signature.